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ANNUAL REPORT                                                             [LOGO]
DECEMBER 31, 2002             A Report of the TIFF INVESTMENT PROGRAM

 ABOUT TIFF

The Investment Fund for Foundations (TIFF) is a non-profit cooperative founded in 1991 by a nationwide network of foundations. Its mission is to improve the investment returns of eligible organizations by making available to them (1) a series of multi-manager investment vehicles designed to meet the long-term investment needs of endowed charities and (2) resources aimed at enhancing fiduciaries' knowledge of investing.
 TIFF MUTUAL FUNDS

The TIFF Investment Program, Inc. (TIP) comprises a family of multi-manager, no-load mutual funds open exclusively to 501(c)(3) organizations. TIP consists of five mutual funds at present: Multi-Asset (MAF), International Equity (IEF), US Equity (USEF), Bond (BF), and Short-Term (STF). Foundation Advisers,
Inc. (FAI) serves as the investment advisor to the funds. As members are aware, the Bond Fund will be shuttering in early 2003, subsequent to the launch of the Government Bond Fund, which has a more focused deflation-hedging investment objective. The Government Bond Fund is expected to commence investment operations on March 31.

All of the TIFF mutual funds enable member organizations to delegate to FAI responsibility for the time-intensive task of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing members with an opportunity to also delegate to FAI responsibility for the all-important task of asset allocation within the marketable investments sector.
 FINANCIAL STATEMENTS

TIP is pleased to provide this Annual Report for December 31, 2002. Additional discussion of the performance of the mutual funds described herein has been provided to members via the TIFF MARKETABLE INVESTMENTS quarterly reports.
 FOR FURTHER INFORMATION

As always, we would welcome the opportunity to discuss any aspect of TIFF's services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 434-817-8200 or visit our Website at www.tiff.org.

                                                               FEBRUARY 28, 2003

 CONTENTS

TIFF Multi-Asset Fund
/ / Performance...................................   3
/ / Schedule of Investments.......................   4

TIFF International Equity Fund
/ / Performance...................................  13
/ / Schedule of Investments.......................  14

TIFF US Equity Fund
/ / Performance...................................  19
/ / Schedule of Investments.......................  20

TIFF Bond Fund
/ / Performance...................................  25
/ / Schedule of Investments.......................  26

TIFF Short-Term Fund
/ / Performance...................................  31
/ / Schedule of Investments.......................  32

Statement of Assets and Liabilities...............  35

Statement of Operations...........................  37

Statement of Changes in Net Assets................  39

Financial Highlights..............................  42

Notes to Financial Statements.....................  47

Report of Independent Accountants.................  60

Directors and Principal Officers..................  61

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Copyright -C- 2003 / / All rights reserved / / This report may not be reproduced or distributed without written permission from TIFF.
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                                       2
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  TIFF MULTI-ASSET FUND                                      DECEMBER 31, 2002

POLICY CONSIDERATIONS: The fund seeks to achieve its objective through two principal means: (1) diversification across multiple asset classes and
(2) active security selection. To facilitate the assessment of the active strategies pursued by the fund's managers, staff maintains a constructed index that reflects returns on passive indices appropriate to each fund segment, weighted by each segment's policy norm and rebalanced monthly.

PERFORMANCE EVALUATION: The fund's return deficit for 2002 as a whole reflected primarily relative losses generated by MAF's bond segment as well as sub-benchmark results generated by the fund's absolute return segment. This segment employs managers that, individually and as a team, have produced strong results for many years but had difficulty making money (as did most absolute return-oriented managers) during 2002, due primarily to global stocks' severe swoon during the third quarter -- the worst calendar quarter for global stock indices since the Crash of 1987 and the second worst since Richard Nixon's ill-fated presidency. Since its inception, the fund has generated a cumulative net return of 57.2%, thus falling short of its goal of outpacing the Consumer Price Index (CPI) index by an annualized margin of at least 5% net of fees. To be sure, as recently as June 6, 2002, the fund had achieved this goal since inception, underscoring how difficult it is for even very diversified portfolios to maintain purchasing power in the face of 5% or higher spending rates when equities broadly defined are falling sharply. The fund's equity segments remain modestly biased against very large capitalization stocks and modestly biased toward value stocks. The fund's resource-related stocks also display a small cap bias because the segment's benchmark is dominated by a small number of large firms that the segment's manager has elected to underweight. The fund's foreign stock segment tends to display country biases as a result of how individual managers allocate research time and value stocks. TIFF monitors the fund's country weights and intervenes as needed (via stock index futures trading and other tactics) to keep them within tolerable bounds.

                                                                      TOTAL RETURN*
                                                         ----------------------------------------
                                                              TIFF        CPI +
                                                          Multi-Asset     5% per    Constructed
                                                             Fund**       annum       Index***
                                                         ----------------------------------------
                    Calendar Year 2002                          (6.33%)    7.72%           (5.00%)
                    3-Year Annualized                           (2.49%)    7.62%           (3.62%)
                    5-Year Annualized                            2.65%     7.47%            3.81%
                    Annualized since Inception**                 6.00%     7.45%            7.01%
                    Cumulative since Inception**                57.15%    74.65%           69.17%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF MULTI-ASSET FUND  CPI + 5%  CONSTRUCTED MAF BENCHMARK
3/31/95                  $100,000  $100,000                   $100,000
4/30/95                  $101,500  $100,738                   $102,416
5/31/95                  $103,100  $101,347                   $104,093
6/30/95                  $103,700  $101,961                   $104,621
7/31/95                  $106,852  $102,376                   $107,943
8/31/95                  $107,255  $103,062                   $106,923
9/30/95                  $109,066  $103,684                   $109,137
10/31/95                 $108,563  $104,445                   $108,065
11/30/95                 $110,575  $104,802                   $110,923
12/31/95                 $114,074  $105,161                   $113,550
1/31/96                  $115,714  $106,206                   $115,211
2/29/96                  $116,944  $106,982                   $115,732
3/31/96                  $119,097  $107,971                   $117,050
4/30/96                  $122,479  $108,827                   $119,281
5/31/96                  $124,221  $109,479                   $119,798
6/30/96                  $122,889  $109,995                   $119,770
7/31/96                  $118,790  $110,653                   $116,926
8/31/96                  $121,055  $111,315                   $118,534
9/30/96                  $124,143  $112,122                   $121,578
10/31/96                 $125,790  $112,934                   $122,695
11/30/96                 $129,622  $113,608                   $126,996
12/31/96                 $130,839  $114,071                   $126,257
1/31/97                  $133,763  $114,895                   $127,375
2/28/97                  $133,547  $115,725                   $128,059
3/31/97                  $130,622  $116,486                   $126,520
4/30/97                  $130,947  $117,106                   $128,415
5/31/97                  $137,229  $117,510                   $134,408
6/30/97                  $140,045  $118,135                   $138,857
7/31/97                  $144,713  $118,764                   $143,566
8/31/97                  $143,295  $119,469                   $138,587
9/30/97                  $148,857  $120,253                   $144,434
10/31/97                 $141,223  $121,042                   $138,987
11/30/97                 $137,626  $121,460                   $138,810
12/31/97                 $137,900  $121,805                   $140,330
1/31/98                  $136,361  $122,528                   $142,032
2/28/98                  $141,569  $123,254                   $147,814
3/31/98                  $147,014  $123,985                   $151,998
4/30/98                  $149,973  $124,719                   $153,888
5/31/98                  $148,079  $125,458                   $151,815
6/30/98                  $146,659  $126,122                   $153,093
7/31/98                  $143,919  $126,791                   $151,888
8/31/98                  $127,915  $127,463                   $139,326
9/30/98                  $129,707  $128,138                   $145,115
10/31/98                 $133,648  $128,974                   $152,248
11/30/98                 $136,348  $129,499                   $157,091
12/31/98                 $138,207  $129,947                   $161,067
1/31/99                  $139,296  $130,793                   $161,973
2/28/99                  $137,239  $131,485                   $159,043
3/31/99                  $141,354  $132,420                   $164,674
4/30/99                  $149,462  $133,923                   $171,594
5/31/99                  $146,921  $134,468                   $167,196
6/30/99                  $152,004  $135,015                   $171,806
7/31/99                  $153,483  $135,971                   $172,350
8/31/99                  $154,461  $136,851                   $172,419
9/30/99                  $154,094  $138,063                   $172,755
10/31/99                 $157,641  $138,872                   $177,364
11/30/99                 $161,310  $139,521                   $181,015
12/31/99                 $169,511  $140,089                   $188,981
1/31/2000                $166,856  $141,076                   $184,034
2/29/2000                $168,120  $142,487                   $186,696
3/31/2000                $174,946  $144,242                   $193,048
4/30/2000                $170,901  $144,915                   $188,094
5/31/2000                $170,396  $145,674                   $185,963
6/30/2000                $174,820  $147,032                   $191,172
7/31/2000                $171,908  $147,971                   $188,780
8/31/2000                $178,034  $148,573                   $194,172
9/30/2000                $172,546  $149,952                   $189,741
10/31/2000               $172,079  $150,822                   $187,792
11/30/2000               $168,330  $151,523                   $181,941
12/31/2000               $173,560  $152,228                   $185,943
1/31/2001                $174,843  $153,635                   $189,668
2/28/2001                $170,853  $154,875                   $182,170
3/31/2001                $165,153  $155,858                   $176,246
4/30/2001                $172,278  $157,113                   $184,059
5/31/2001                $172,278  $158,464                   $183,755
6/30/2001                $172,278  $159,377                   $180,869
7/31/2001                $169,570  $159,579                   $180,201
8/31/2001                $168,683  $160,229                   $177,050
9/30/2001                $166,095  $161,603                   $168,480
10/31/2001               $162,124  $161,718                   $171,917
11/30/2001               $166,322  $162,105                   $176,492
12/31/2001               $167,914  $162,126                   $178,069
1/31/2002                $166,623  $163,154                   $176,099
2/28/2002                $167,491  $164,464                   $176,692
3/31/2002                $170,676  $166,059                   $181,369
4/30/2002                $169,807  $167,665                   $180,154
5/31/2002                $170,966  $168,348                   $180,993
6/30/2002                $165,320  $169,127                   $176,279
7/31/2002                $156,928  $170,005                   $168,487
8/31/2002                $158,243  $171,265                   $170,035
9/30/2002                $150,492  $172,246                   $161,588
10/31/2002               $155,528  $173,233                   $166,746
11/30/2002               $158,935  $173,938                   $171,573
12/31/2002               $157,158  $174,646                   $169,180

------------

* Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
**   Commencement of operations was March 31, 1995.
*** 25% Wilshire 5000 Total Market Index; 25% MSCI All Country World Free ex US Index; 20% Merrill Lynch Treasury Bill Index + 5% per annum; 5% MSCI Global Resource-Related Index; 10% 10-year Treasury Inflation Protected Security; and 15% Lehman Aggregate Bond Index.
     Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign securities may involve greater volatility as well as political, economic, and currency risks and may utilize accounting methods that differ from US standards. Small cap stocks may involve additional risks such as limited liquidity and greater volatility. The fund is no load but incurs fees and other expenses as set forth in the prospectus.

                                       3
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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2002

  NUMBER
 OF SHARES                                               VALUE +

             COMMON STOCKS -- 50.2%
             US COMMON STOCKS -- 22.0%
             AEROSPACE AND DEFENSE -- 0.4%
     15,100  Boeing Co.                                    $498,149
      6,200  Textron, Inc.                                  266,538
      5,600  United Technologies Corp.                      346,864
                                                       ------------
                                                          1,111,551
                                                       ------------

             APPAREL RETAILERS -- 0.1%
     14,700  The Gap, Inc.                                  228,144
                                                       ------------
             AUTOMOTIVE -- 0.3%
     40,900  Ford Motor Co.                                 380,370
      9,500  General Motors Corp.                           350,170
                                                       ------------
                                                            730,540
                                                       ------------
             BANKING -- 1.4%
     14,600  Bank of America Corp.                        1,015,722
      5,200  Countrywide Financial Corp.                    268,580
      4,200  Greenpoint Financial Corp.                     189,756
     38,080  JP Morgan Chase & Co., Inc.                    913,920
     13,500  Mellon Financial Corp.                         352,485
      7,100  Regions Financial Corp.                        236,856
      9,100  Union Planters Corp.                           256,074
      4,200  UnionBanCal Corp.                              164,934
                                                       ------------
                                                          3,398,327
                                                       ------------

             BEVERAGES, FOOD, AND TOBACCO -- 0.8%
      8,600  Archer-Daniels-Midland Co.                     106,640
      6,900  Coca-Cola Enterprises, Inc.                    149,868
      9,600  Conagra, Inc.                                  240,096
      3,300  RJ Reynolds Tobacco Holdings                   138,963
     15,000  Sara Lee Corp.                                 337,650
      3,700  Sysco Corp.                                    110,223
     18,600  Wm. Wrigley Jr. Co.                          1,020,768
                                                       ------------
                                                          2,104,208
                                                       ------------

             CHEMICALS -- 0.2%
     10,300  Ashland, Inc.                                  293,859
      2,800  PPG Industries, Inc.                           140,420
      4,100  Rohm & Haas Co.                                133,168
                                                       ------------
                                                            567,447
                                                       ------------
             COAL -- 0.1%
     10,900  Consol Energy, Inc.                            188,352
                                                       ------------

             COMMERCIAL SERVICES -- 0.2%
      3,000  Apollo Group, Inc.*                            132,000
      6,800  H & R Block, Inc.                              273,360
                                                       ------------
                                                            405,360
                                                       ------------

             COMMUNICATIONS -- 0.3%
     23,400  Nextel Communications, Inc., Class A*          270,270
      9,400  Verizon Communications Corp.                   364,250
                                                       ------------
                                                            634,520
                                                       ------------
             COMPUTER SOFTWARE AND PROCESSING -- 1.8%
     18,800  Automatic Data Processing, Inc.                737,900
      6,700  Computer Sciences Corp.*                       230,815
      1,900  Intuit, Inc.*                                   89,148
  NUMBER
 OF SHARES                                               VALUE +
     21,100  Microsoft Corp.*                            $1,090,870
    196,300  Oracle Corp.*                                2,120,040
      6,500  Symantec Corp.*                                263,315
                                                       ------------
                                                          4,532,088
                                                       ------------

             COMPUTERS AND INFORMATION -- 0.8%
     41,200  Cisco Systems, Inc.*                           539,720
      8,700  Dell Computer Corp.*                           232,638
      9,677  Hewlett-Packard Co.                            167,993
      7,900  International Business Machines Corp.          612,250
      2,900  Lexmark International, Inc.*                   175,450
      5,900  Sun Microsystems, Inc.*                         18,349
     27,200  Xerox Corp.*                                   218,960
                                                       ------------
                                                          1,965,360
                                                       ------------

             COSMETICS AND PERSONAL CARE -- 0.5%
     18,200  Colgate-Palmolive Co.                          954,226
      3,900  Procter & Gamble Co.                           335,166
                                                       ------------
                                                          1,289,392
                                                       ------------

             DIVERSIFIED -- 0.4%
         11  Berkshire Hathaway Inc., Class A*              800,250
      7,800  General Electric Co.                           189,930
                                                       ------------
                                                            990,180
                                                       ------------

             ELECTRIC UTILITIES -- 0.5%
      8,200  American Electric Power, Inc.                  224,106
      8,400  CenterPoint Energy, Inc.                        71,400
      5,300  Edison International*                           62,805
      6,100  Entergy Corp.                                  278,099
      5,400  Mirant Corp.*                                   10,206
     19,500  Public Service Enterprise Group, Inc.          625,950
      1,800  TXU Corp.                                       33,624
                                                       ------------
                                                          1,306,190
                                                       ------------

             ELECTRICAL EQUIPMENT -- 0.1%
      6,600  Emerson Electric Co.                           335,610
                                                       ------------

             ELECTRONICS -- 0.4%
     67,700  Intel Corp.                                  1,054,089
                                                       ------------

             ENTERTAINMENT AND LEISURE -- 0.2%
      7,500  Eastman Kodak Co.                              262,800
      4,300  Harrah's Entertainment, Inc.*                  170,280
                                                       ------------
                                                            433,080
                                                       ------------

             FINANCIAL SERVICES -- 1.7%
     46,823  Allied Capital Corp.                         1,022,146
     15,300  American Express Co.                           540,855
      9,800  Citigroup, Inc.                                344,862
      7,200  Fannie Mae                                     463,176
      7,100  Freddie Mac                                    419,255
      3,800  Golden West Financial Corp.                    272,878
      4,650  MBNA Corp.                                      88,443
      5,100  Moody's Corp.                                  210,579
     17,000  Morgan Stanley                                 678,640
      4,100  Washington Mutual, Inc.                        141,573
                                                       ------------
                                                          4,182,407
                                                       ------------

             FOREST PRODUCTS AND PAPER -- 0.0%
      4,900  Georgia-Pacific Group                           79,184
                                                       ------------

                                       4
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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2002

  NUMBER
 OF SHARES                                               VALUE +
             HEALTHCARE PROVIDERS -- 0.2%
     11,300  HCA, Inc.                                     $468,950
      2,300  Quest Diagnostics, Inc.*                       130,870
                                                       ------------
                                                            599,820
                                                       ------------

             HEAVY MACHINERY -- 0.5%
      8,000  Caterpillar, Inc.                              365,760
     11,500  Deere & Co.                                    527,275
      1,500  Eaton Corp.                                    117,165
      5,300  Paccar, Inc.                                   244,489
      2,400  Parker-Hannifin Corp.                          110,712
                                                       ------------
                                                          1,365,401
                                                       ------------

             HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.2%
     15,500  Newell Rubbermaid Inc.                         470,115
                                                       ------------

             HOUSEHOLD PRODUCTS -- 0.2%
      5,700  Fortune Brands, Inc.                           265,107
      5,700  The Clorox Co.                                 235,125
                                                       ------------
                                                            500,232
                                                       ------------

             INDUSTRIAL - DIVERSIFIED -- 0.1%
      2,000  3M Co.                                         246,600
                                                       ------------

             INSURANCE -- 1.3%
      8,900  Allstate Corp.                                 329,211
     18,700  American International Group, Inc.           1,081,795
      1,300  Anthem, Inc.                                    81,770
      4,200  Loews Corp.                                    186,732
      8,800  Marsh & McLennan Companies, Inc.               406,648
      6,600  MBIA Inc.                                      289,476
     12,400  MetLife, Inc.                                  335,296
      4,200  The Progressive Corp.                          208,446
      3,500  United Health Group, Inc.                      292,250
      3,600  UnumProvident Corp.                             63,144
                                                       ------------
                                                          3,274,768
                                                       ------------

             MEDIA - BROADCASTING AND PUBLISHING -- 0.4%
     28,000  AOL Time Warner, Inc.*                         366,800
      2,000  E.W. Scripps Co.                               153,900
      2,100  McGraw-Hill Companies, Inc.                    126,924
      5,400  Tribune Co.                                    245,484
        300  Washington Post Co.                            221,400
                                                       ------------
                                                          1,114,508
                                                       ------------

             MEDICAL SUPPLIES -- 0.6%
     20,800  Baxter International, Inc.                     582,400
      3,700  Boston Scientific Corp.*                       157,324
      4,100  Guidant Corp.*                                 126,485
     11,300  Johnson & Johnson                              606,923
      3,500  St. Jude Medical, Inc.*                        139,020
                                                       ------------
                                                          1,612,152
                                                       ------------

             METALS AND MINING -- 1.0%
     25,100  Alcoa, Inc.                                    571,778
     30,900  Barrick Gold Corp.                             476,169
     38,600  Freeport-McMoRan Copper & Gold, Inc.,
                Class B*                                    647,708
      5,900  Newmont Mining Corp.                           171,277
      1,700  Nucor Corp.                                     70,210
     12,300  Steel Dynamics, Inc.*                          147,969
     23,600  United States Steel Corp.                      309,632
                                                       ------------
                                                          2,394,743
                                                       ------------
  NUMBER
 OF SHARES                                               VALUE +

             OIL AND GAS -- 3.2%
      4,500  Amerada Hess Corp.                            $247,725
      4,842  Anadarko Petroleum Corp.                       231,932
      1,700  Apache Corp.                                    96,883
      9,700  Burlington Resources, Inc.                     413,705
      9,500  ChevronTexaco Corp.                            631,560
      2,525  Cimarex Energy Co.                              45,198
      4,600  ConocoPhillips                                 222,594
      4,600  Devon Energy Corp.                             211,140
      8,300  EOG Resources, Inc.                            331,336
      4,500  Equitable Resources, Inc.                      157,680
      3,600  Evergreen Resources, Inc.*                     161,460
     35,160  Exxon Mobil Corp.                            1,228,490
      6,975  Global Santa Fe Corp.                          169,632
      7,300  Halliburton Co.                                136,583
     20,900  Kinder Morgan, Inc.                            883,443
     11,400  Marathon Oil Corp.                             242,706
      8,000  Noble Energy, Inc.                             300,400
      9,400  Occidental Petroleum Corp.                     267,430
      6,900  Rowan Companies, Inc.                          156,630
     12,000  Schlumberger Ltd.                              505,080
      7,500  Sunoco, Inc.                                   248,850
      8,800  Transocean, Inc.                               204,160
      8,000  Valero Energy Corp.                            295,520
      5,700  Western Gas Resources, Inc.                    210,045
     13,525  XTO Energy, Inc.                               334,068
                                                       ------------
                                                          7,934,250
                                                       ------------

             PHARMACEUTICALS -- 2.0%
      7,600  Abbott Laboratories                            304,000
      7,400  Bristol-Myers Squibb Co.                       171,310
      1,800  Cardinal Health, Inc.                          106,542
      2,900  Chiron Corp.*                                  109,040
      2,800  Forest Laboratories, Inc.*                     275,016
     25,500  Genentech, Inc.                                845,580
     36,400  Merck & Co., Inc.                            2,060,604
     18,800  Pfizer, Inc.                                   574,716
      7,700  Schering-Plough Corp.                          170,940
     11,200  Wyeth Corp.                                    418,880
                                                       ------------
                                                          5,036,628
                                                       ------------

             RETAILERS -- 1.4%
     10,000  Albertson's, Inc.                              222,600
      5,100  Amazon.com, Inc.*                               96,339
      3,200  AutoZone, Inc.*                                226,080
      3,300  CVS Corp.                                       82,401
      8,400  Federated Department Stores, Inc.*             241,584
     13,100  JC Penney Company, Inc.                        301,431
     19,700  Kroger Co.*                                    304,365
     38,500  Limited Brands                                 536,305
      3,000  RadioShack Corp.                                56,220
     11,600  Safeway, Inc.*                                 270,976
      5,900  Staples, Inc.*                                 107,970
     56,300  TJX Companies, Inc.                          1,098,976
                                                       ------------
                                                          3,545,247
                                                       ------------

             TELEPHONE SYSTEMS -- 0.3%
     15,200  SBC Communications, Inc.                       412,072
     23,400  Sprint Corp. (FON Group)                       338,832
                                                       ------------
                                                            750,904
                                                       ------------

             TEXTILES, CLOTHING, AND FABRICS -- 0.1%
      6,200  Jones Apparel Group, Inc.*                     219,728
                                                       ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2002

  NUMBER
 OF SHARES                                               VALUE +
             TRANSPORTATION -- 0.3%
      6,100  Burlington Northern Santa Fe Corp.            $158,661
     13,100  CSX Corp.                                      370,861
      4,200  FedEx Corp.                                    227,724
      2,100  Union Pacific Corp.                            125,727
                                                       ------------
                                                            882,973
                                                       ------------
             Total US Common Stocks
                (Cost $59,436,693)                       55,484,098
                                                       ------------

             FOREIGN COMMON STOCKS -- 28.2%

             AUSTRALIA -- 1.3%
     87,642  Amcor Ltd.                                     418,992
     83,146  BHP Billiton Ltd.                              475,218
     49,419  Coles Myer Ltd.                                175,315
     80,841  CSR Ltd.                                       287,696
    205,582  Foster's Group Ltd.                            520,935
     30,480  National Australia Bank Ltd.                   544,934
     24,255  Orica Ltd.                                     143,409
    160,037  Telstra Corp.                                  397,415
                                                       ------------
                                                          2,963,914
                                                       ------------

             BELGIUM -- 0.3%
      1,850  Electrabel SA                                  449,432
     14,836  Fortis                                         261,557
                                                       ------------
                                                            710,989
                                                       ------------
             BERMUDA -- 0.2%
      9,800  Accenture Ltd.                                 176,302
      4,200  Ingersoll Rand Co.                             180,852
                                                       ------------
                                                            357,154
                                                       ------------

             BRAZIL -- 0.8%
     18,109  Aracruz Celulose SA - ADR                      336,103
     43,000  Banco Bradesco SA - ADR                        640,700
      4,581  Cia Vale do Rio Doce - ADR*                    132,437
     25,300  Cia Vale do Rio Doce - Sponsored ADR           695,750
     11,700  Petroleo Brasileiro SA - ADR                   174,798
                                                       ------------
                                                          1,979,788
                                                       ------------

             CANADA -- 1.6%
     56,000  Abitibi-Consolidated, Inc.                     431,760
      7,200  Alcan, Inc. - ADR                              212,544
      9,600  BCE, Inc.                                      172,896
     16,900  Canadian Natural Resources Ltd.*               496,901
     38,159  Encana Corp.                                 1,184,896
      3,200  Manulife Financial Corp.                        69,472
     12,800  Nexen, Inc.                                    274,425
      7,071  Petro-Canada                                   218,915
     21,600  Placer Dome, Inc.                              248,400
     12,684  Suncor Energy, Inc.                            197,430
      7,600  Talisman Energy - Canadian Exchange            273,971
      5,000  Talisman Energy, Inc.                          180,850
                                                       ------------
                                                          3,962,460
                                                       ------------

             CHINA -- 0.3%
     10,600  Aluminum Corp. of China Ltd.                   152,004
    850,000  Beijing Capital International Airport
                Co., Ltd., Class H                          190,745
     10,000  China Petroleum & Chemical Corp. - ADR*        167,500
    528,000  Yanzhou Coal Mining Co. Ltd.                   209,891
                                                       ------------
                                                            720,140
                                                       ------------
  NUMBER
 OF SHARES                                               VALUE +

             DENMARK -- 0.3%
     25,400  Novo Nordisk AS, Class B                      $733,829
                                                       ------------

             ESTONIA -- 0.1%
     10,269  Hansabank Ltd.                                 172,205
                                                       ------------

             FINLAND -- 0.1%
      6,484  UPM-Kymmeme OY                                 209,913
                                                       ------------

             FRANCE -- 3.1%
     11,383  Accor SA                                       344,742
      8,562  Air Liquide SA                               1,128,559
     29,982  Alcatel SA                                     131,516
      6,724  Aventis SA - London Exchange                   365,509
     11,344  Carrefour SA                                   505,103
      8,391  Compagnie de Saint-Gobain                      239,510
     21,700  Dassault Systemes SA                           467,736
      9,160  LMVH Moet Hennessey Louis Vuitton SA           376,330
     16,744  L'Oreal SA                                   1,274,787
      1,836  Pernod-Ricard SA                               177,834
      7,943  Sanofi-Synthelabo SA                           485,536
      4,311  Schneider Electric SA                          203,986
     10,246  Societe Generale, Class A                      596,744
     10,834  Suez SA                                        188,047
      4,800  Technip-Coflexip SA - ADR                       85,488
      7,468  TotalFinaElf SA                              1,066,605
      3,300  TotalFinaElf SA - ADR                          235,950
      7,326  Valeo SA                                       229,868
                                                       ------------
                                                          8,103,850
                                                       ------------

             GERMANY -- 0.7%
     16,612  Bayer AG                                       348,653
     14,595  Bayerische Hypo-und Vereinsbank AG             226,677
     12,300  Deutsche Bank AG                               566,645
     19,471  RWE AG                                         500,605
      8,942  Volkswagen AG                                  325,991
                                                       ------------
                                                          1,968,571
                                                       ------------

             HONG KONG -- 1.1%
    148,500  China Mobile (Hong Kong) Ltd.*                 353,238
     24,800  China Mobile (Hong Kong) Ltd. - ADR*           299,584
     69,000  Hong Kong Electric Holdings Ltd.               261,017
    159,000  Hutchison Whampoa Ltd.                         994,980
     42,800  Jardine Matheson Holdings Ltd.                 267,500
     39,000  Sun Hung Kai Properties Ltd.                   231,049
    159,000  Wharf Holdings Ltd.                            299,717
                                                       ------------
                                                          2,707,085
                                                       ------------

             INDIA -- 0.0%
     18,000  ICICI Bank Ltd. - ADR                          117,000
        800  Infosys Technologies Ltd. - ADR                 55,644
                                                       ------------
                                                            172,644
                                                       ------------

             ITALY -- 1.0%
     43,562  ENI SpA                                        692,567
    394,573  IntesaBci SpA                                  832,270
     72,631  Mediaset SpA                                   553,350
     91,962  Telecom Italia Mobile SpA                      419,796
                                                       ------------
                                                          2,497,983
                                                       ------------

             JAPAN -- 3.5%
     44,000  Bridgestone Corp.                              545,041
     44,000  Canon, Inc.                                  1,657,369
         67  East Japan Railway Co.                         332,544
      9,200  Eisai Co. Ltd.                                 206,607

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2002

  NUMBER
 OF SHARES                                               VALUE +
     12,900  Honda Motor Co. Ltd.                          $477,214
      9,000  Ito-Yokado Co. Ltd.                            265,442
     30,000  Kao Corp.                                      658,549
     67,000  Matsushita Electric Industries Co.             660,571
     85,000  Mitsubishi Corp.                               519,297
      9,700  Murata Manufacturing Co. Ltd.                  380,088
     96,400  Nissan Motor Co. Ltd.*                         752,224
     60,400  Nomura Holdings, Inc.                          678,972
      3,900  ORIX Corp.                                     251,412
      7,600  Pioneer Corp.                                  142,496
      2,920  Rohm Co.                                       371,797
      7,600  Shin-Etsu Chemical Co. Ltd.                    249,128
      7,800  Sony Corp. - ADR                               322,218
         30  West Japan Railway Co.                         106,430
                                                       ------------
                                                          8,577,399
                                                       ------------
             MEXICO -- 0.2%
      4,100  Telefonos de Mexico, Class L - ADR             131,118
     22,300  Wal-Mart de Mexico - ADR                       507,205
                                                       ------------
                                                            638,323
                                                       ------------

             NETHERLANDS -- 2.1%
      5,215  Gucci Group NV                                 477,694
     25,489  Heineken NV                                    995,031
     16,625  ING Groep NV                                   281,583
     48,318  Koninklijke (Royal) KPN NV*                    314,370
     34,603  Reed Elsevier NV                               423,039
     15,205  Royal Dutch Petroleum Co.                      669,360
     10,000  Royal Dutch Petroleum Co., NY Shares           440,200
      6,744  Unilever NV - CVA                              414,367
     21,519  VNU NV                                         561,164
     45,673  Wolters Kluwer - CVA                           795,626
                                                       ------------
                                                          5,372,434
                                                       ------------
             NEW ZEALAND -- 0.2%
    168,033  Telecom Corporation of New Zealand Ltd.        398,140
                                                       ------------
             NORWAY -- 0.1%
      7,700  Norsk Hydro ASA - ADR                          341,957
                                                       ------------

             PERU -- 0.2%
     15,200  Compania de Minas Buenaventura SA - ADR        401,128
                                                       ------------

             RUSSIA -- 0.1%
      4,370  Lukoil Oil Co. - ADR                           268,496
                                                       ------------

             SINGAPORE -- 0.4%
     54,100  DBS Group Holdings Ltd.                        343,096
        587  Haw Par Corp.                                    1,103
     60,000  Overseas-Chinese Banking Corp. Ltd.            333,814
     52,000  United Overseas Bank Ltd.                      353,762
                                                       ------------
                                                          1,031,775
                                                       ------------

             SOUTH AFRICA -- 1.4%
     12,700  Anglo American Platinum Corp.                  468,925
     25,900  Anglo American plc                             386,261
    172,924  Aspen Pharmacare Holdings Ltd.                 155,179
     57,130  Billiton plc                                   304,754
     41,900  Gold Fields Ltd.                               587,234
      6,504  Impala Platinum Holdings Ltd.                  415,527
     87,556  Sasol Ltd.                                   1,071,427
                                                       ------------
                                                          3,389,307
                                                       ------------
  NUMBER
 OF SHARES                                               VALUE +

             SOUTH KOREA -- 0.5%
      4,033  Kookmin Bank                                  $142,567
     11,250  KT Corp. - ADR                                 242,438
      7,266  Posco - ADR                                    179,688
      1,410  Samsung Electronics Co. Ltd.                   373,289
     12,689  SK Telecom Co. Ltd. - ADR                      270,910
                                                       ------------
                                                          1,208,892
                                                       ------------

             SPAIN -- 0.7%
      3,086  Acerinox SA                                    113,313
     33,507  Banco Central Hispanoamer SA                   229,961
     11,083  Endesa SA                                      129,680
     29,046  Iberdrola SA                                   406,920
     17,600  Repsol SA - ADR                                230,208
     85,853  Telefonica SA*                                 768,503
                                                       ------------
                                                          1,878,585
                                                       ------------

             SWEDEN -- 0.6%
     53,885  Nordea AB                                      237,474
     50,600  Securitas AB, B Shares                         603,950
    410,328  Telefonaktiebolaget Ericsson LM, Class
                B*                                          287,262
     29,679  Telia AB                                       111,722
     75,690  Teliasonera AB                                 278,002
                                                       ------------
                                                          1,518,410
                                                       ------------

             SWITZERLAND -- 0.6%
      6,391  Adecco SA                                      250,519
     16,300  Nestle SA - ADR                                863,515
     12,775  Novartis AG                                    466,116
                                                       ------------
                                                          1,580,150
                                                       ------------

             TAIWAN -- 0.1%
    182,335  Taiwan Semiconductor Manufacturing Co.
                Ltd.*                                       223,396
                                                       ------------

             TURKEY -- 0.0%
      1,118  Turkcell Iletisim Hizmetleri AS                 17,329
                                                       ------------

             UNITED KINGDOM -- 6.6%
     16,606  AstraZeneca plc                                590,329
     35,013  BAA plc                                        284,092
    116,046  BAE Systems plc                                231,660
    128,041  BG Group plc                                   551,757
     63,619  Boots Co. plc                                  600,183
      7,500  BP plc - ADR                                   304,875
    105,990  Brambles Industries plc                        257,434
    149,334  British Airways plc*                           326,673
     60,245  British Sky Broadcasting plc*                  619,756
     81,020  BT Group plc                                   254,346
     70,747  Cable & Wireless Communications plc             50,399
     48,018  Cadbury Schweppes plc                          299,167
     32,700  Close Brothers Group plc                       292,699
    405,100  Corus Group plc                                177,977
     32,970  Diageo plc                                     358,279
     59,264  GKN plc                                        191,534
     61,308  GlaxoSmithKline plc                          1,176,501
     59,421  GUS plc                                        551,969
     52,608  HBOS plc                                       549,238
     41,206  HSBC Holdings plc                              455,289
     27,516  Imperial Tobacco Group plc                     466,530
    127,566  Kingfisher plc                                 459,471
     60,085  Lloyds TSB Group plc                           431,420
     66,869  Marks & Spencer Group plc                      339,105
     17,081  Next plc                                       202,528

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2002

  NUMBER
 OF SHARES                                               VALUE +
     98,101  Pearson plc                                   $907,324
     73,321  Reed Elsevier plc                              627,970
     68,800  Rio Tinto plc                                1,373,992
     17,052  Royal Bank of Scotland Group                   407,811
      7,900  Shell Transport & Trading Co. - ADR            307,468
     72,876  Six Continents plc                             588,962
    197,940  Vodafone Group plc                             360,345
     60,300  Vodafone Group plc - ADR                     1,092,636
     81,400  WPP Group plc                                  621,813
                                                       ------------
                                                         16,311,532
                                                       ------------
             Total Foreign Common Stocks
                (Cost $75,930,664)                       70,417,778
                                                       ------------
             Total Common Stocks
                (Cost $135,367,357)                     125,901,876
                                                       ------------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE

             ASSET-BACKED SECURITIES -- 2.5%
    $77,805  Aames Mortgage Trust,
                Ser. 1999-1, Class AF         7.290%   07/15/29       83,763
    114,280  Aames Mortgage Trust,
                Ser. 1999-2, Class AF         7.589%   10/15/29      123,677
    100,000  American Express Credit Card
                Master Trust, Ser. 2000-2,
                Class A                       2.005%   09/17/07      100,288
    165,000  American Express Credit Card
                Master Trust, Ser. 2001-1,
                Class A                       1.930%   10/15/05      165,151
    119,000  American Express Credit Card
                Master Trust, Ser. 2002-2,
                Class A (FRN)                 1.890%   05/15/06      119,002
    175,000  American Express Credit Card
                Master Trust, Ser. 2002-4,
                Class A (FRN)                 1.863%   02/15/08      175,003
     85,000  Americredit Automobile
                Receivables Trust,
                Ser. 2001-D, Class A3         2.144%   09/12/06       85,199
    160,389  Amortizing Residential
                Collateral Trust,
                Ser. 2002-BC1F, Class A       2.120%   01/25/32      159,687
    251,600  Amortizing Residential
                Collateral Trust,
                Ser. 2002-BC3, Class A        2.110%   06/25/32      250,342
    375,000  Asset Securitization Corp.,
                Ser. 1996-MD6, Class A1B      6.880%   11/13/29      388,548
     55,364  BAE Systems Asset Trust,
                Ser. 2001, Class G
                (144A){::}                    6.664%   09/15/13       59,665
     90,361  Banc One Heloc Trust,
                Ser. 1996-A, Class A          2.040%   05/15/21       90,452
    125,000  Capital Auto Receivables Asset
                Trust, Ser. 2002-1,
                Class A3 (FRN)                1.920%   07/15/05      125,002
    295,000  Carco Auto Loan Master Trust,
                Ser. 2001-A, Class A (FRN)    1.913%   11/15/06      295,335
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
    $35,000  Chase Credit Card Master
                Trust, Ser. 1997-1,
                Class A                       1.990%   10/15/06      $35,009
    250,000  Chase Credit Card Master
                Trust, Ser. 2002-2,
                Class A                       1.960%   07/16/07      250,169
     64,000  Citibank Credit Card Issuance
                Trust, Ser. 2002, Class A5    1.450%   09/17/07       63,970
    155,000  Citibank Credit Card Issuance
                Trust, Ser. 2002-A9,
                Class A9                      1.460%   12/17/07      154,873
     75,481  Contimortgage Home Equity Loan
                Trust, Ser. 1998-3,
                Class A9                      2.110%   09/15/28       75,405
    200,418  Countrywide Home Equity Loan
                Trust, Ser. 2002-B,
                Class A1 (FRN)                1.920%   04/15/28      199,644
    183,920  Countrywide Home Equity Loan
                Trust, Ser. 2002-D,
                Class A (FRN)                 2.079%   06/25/32      182,943
     30,555  Delta Funding Home Equity Loan
                Trust, Ser. 1999-3,
                Class A1F                     7.462%   09/15/29       32,840
    100,000  Discover Card Master Trust I,
                Ser. 1999-5, Class A          2.020%   12/18/06      100,104
    180,000  Discover Card Master Trust I,
                Ser. 2000-5, Class A          2.020%   11/15/07      180,557
    123,880  EQCC Home Equity Loan Trust,
                Ser. 1993-3, Class A7F        7.448%   08/25/30      130,646
    297,403  Falcon Franchise Loan LLC,
                Ser. 2000-1, Class A1         7.382%   05/05/10      330,663
    165,000  First USA Credit Card Master
                Trust, Ser. 1999-3,
                Class A                       2.651%   01/19/07      165,198
    125,000  First USA Credit Card Master
                Trust, Ser. 1999-1,
                Class A (FRN)                 1.974%   10/19/06      125,081
    205,000  Fleet Credit Card Master Trust
                II, Ser. 2001-A, Class A
                (FRN)                         2.050%   08/15/08      205,511
    160,000  Ford Credit Auto Owner Trust,
                Ser. 2002-A, Class A3B        1.960%   01/15/06      160,068
    122,023  Greenpoint Home Equity Loan
                Trust, Ser. 2001-1,
                Class A2 (FRN)                2.058%   04/15/27      121,805
    128,848  Impac CMB Trust, Ser. 2002-1,
                Class A1                      2.160%   03/25/32      128,653
     69,666  Impac CMB Trust, Ser. 2002-3,
                Class 1A1                     1.650%   06/25/32       69,479
    135,000  MBNA Credit Card Master Trust,
                Ser. 1995-A, Class A          4.860%   01/16/07      135,486

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $157,722  Mellon Bank Home Equity Loan
                Trust, Ser. 2001-1,
                Class A (FRN)                 2.079%   03/20/27     $157,501
    179,241  Merrill Lynch Home Equity
                Loan, Ser. 1997-1, Class A
                (FRN)                         2.020%   09/25/27      177,608
     58,532  Nationslink Funding Corp.,
                Ser. 1999-SL, Class A2        6.096%   11/10/30       58,610
     40,000  New Century Home Equity Loan
                Trust, Ser. 1999-NCB,
                Class A4                      7.530%   09/25/28       41,346
    106,200  New Century Home Equity Loan
                Trust, Ser. 1999-NCB,
                Class A7                      7.540%   06/25/29      111,373
     77,291  Option One Mortgage Loan
                Trust, Ser. 2000-5,
                Class A                       2.888%   08/20/30       77,194
     68,638  Residential Asset Mortgage
                Products, Inc.,
                Ser. 2001-RS1, Class AI3      6.340%   06/25/26       69,183
     21,884  Residential Asset Securities
                Corp., Ser. 2001-KS1,
                Class AII                     2.085%   03/25/32       21,836
    186,246  Residential Asset Securities
                Corp., Ser. 2001-KS4,
                Class A2                      2.170%   05/25/32      186,337
     90,586  SLM Student Loan Trust,
                Ser. 2002-4, Class A1
                (FRN)                         1.826%   03/15/07       90,597
     58,919  Soundview Home Equity Loan
                Trust, Ser. 2001-1,
                Class A                       6.265%   04/15/31       62,736
     85,720  Wachovia Asset Securitization,
                Inc., Ser. 2002-HE2,
                Class A (FRN)                 1.850%   12/25/32       85,800
                                                                 -----------
             Total Asset-Backed Securities
                (Cost $6,134,112)                                  6,209,339
                                                                 -----------

             US TREASURY OBLIGATIONS -- 15.4%
    585,000  US Treasury Bond                 5.375%   02/15/31      637,741
 35,416,186  US Treasury Inflation Bond       3.000%   07/15/12   37,635,223
    260,000  US Treasury Note                 4.000%   11/15/12      263,677
                                                                 -----------
             Total US Treasury Obligations
                (Cost $37,016,677)                                38,536,641
                                                                 -----------

             US GOVERNMENT AGENCY OBLIGATIONS -
                MORTGAGE-BACKED -- 3.6%
    130,837  FHLMC                            1.560%   10/25/29      131,015
     97,358  FHLMC                            1.964%   12/25/32       97,312
     69,472  FNMA                             6.000%   05/01/29       71,916
     48,463  FNMA                             6.000%   04/01/31       50,168
    279,621  FNMA                             6.500%   09/01/24      291,279
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
    $16,938  FNMA                             6.500%   08/01/28      $17,645
     26,095  FNMA                             6.500%   05/01/29       27,183
    800,084  FNMA                             7.000%   09/01/31      841,536
    392,074  FNMA                             7.000%   04/01/32      412,387
    241,108  FNMA                             7.000%   05/01/32      253,600
    555,174  FNMA                             7.000%   07/01/32      583,936
    188,177  FNMA (FRN)                       1.959%   06/25/32      186,295
    720,000  FNMA (TBA)                       5.500%   02/01/18      743,625
    555,000  FNMA (TBA)                       6.000%   02/01/32      571,477
    940,000  FNMA (TBA)                       6.500%   02/01/32      976,718
  2,313,000  FNMA (TBA)                       7.000%   02/01/32    2,430,096
    190,857  FNMA, Ser. 02-T13, Class A1
                (FRN)                         1.914%   08/25/32      190,813
      1,877  FNMA, Ser. 2000-41, Class MA     7.350%   04/25/29        1,875
    120,214  GNMA                             7.500%   04/15/29      128,238
     55,809  GNMA                             7.500%   01/15/31       59,535
     18,975  GNMA                             7.500%   04/15/31       20,241
     26,939  GNMA                             7.500%   05/15/31       28,737
     53,784  GNMA                             7.500%   11/15/31       57,375
    135,000  GNMA (TBA)                       6.500%   02/01/32      141,286
    480,000  GNMA (TBA)                       7.000%   02/01/32      508,050
    200,000  GNMA (TBA)                       7.500%   01/01/31      213,311
                                                                 -----------
             Total US Government Agency Obligations -
                Mortgage-Backed
                (Cost $8,957,543)                                  9,035,649
                                                                 -----------

             CORPORATE OBLIGATIONS -- 2.6%

             AEROSPACE AND DEFENSE -- 0.0%
     65,000  Northrop Grumman Corp.           7.750%   02/15/31       77,926
                                                                 -----------

             AIRLINES -- 0.0%
     17,937  Continental Airlines, Inc.       6.545%   02/02/19       15,565
     17,123  Continental Airlines, Inc.       7.256%   03/15/20       15,007
     25,000  Southwest Airlines Co.           6.500%   03/01/12       26,083
                                                                 -----------
                                                                      56,655
                                                                 -----------

             AUTOMOTIVE -- 0.2%
     45,000  DaimlerChrysler NA Holding
                Corp.                         7.300%   01/15/12       50,497
     70,000  DaimlerChrysler NA Holding
                Corp.                         8.500%   01/18/31       86,150
    415,000  Ford Motor Co.                   7.450%   07/16/31      360,996
                                                                 -----------
                                                                     497,643
                                                                 -----------

             BANKING -- 0.2%
     70,000  Bank of America Corp.            7.400%   01/15/11       82,458
     40,000  Bank One Corp.                   7.625%   08/01/05       45,069
     45,000  Citigroup, Inc.                  5.625%   08/27/12       47,317
     20,000  First Union Institutional
                Capital I                     8.040%   12/01/26       22,552
     45,000  Golden West Financial Corp.      4.125%   08/15/07       46,373
     45,000  HSBC Holdings plc                5.250%   12/12/12       46,124
     45,000  J.P. Morgan Chase & Co.          6.625%   03/15/12       48,772
     30,000  Keycorp                          4.625%   05/16/05       31,212
     55,000  Wachovia Corp.                   7.550%   08/18/05       61,970
     20,000  Wells Fargo & Co.                4.800%   07/29/05       21,204
                                                                 -----------
                                                                     453,051
                                                                 -----------

             BEVERAGES, FOOD, AND TOBACCO -- 0.1%
     45,000  Coca-Cola Co.                    4.000%   06/01/05       47,111

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
    $25,000  Coors Brewing Co.                6.375%   05/15/12      $27,939
     45,000  Kellogg Co.                      6.625%   01/29/04       47,000
                                                                 -----------
                                                                     122,050
                                                                 -----------

             CHEMICALS -- 0.0%
     15,000  Chevron Phillips Chemical Co.    5.375%   06/15/07       15,719
     35,000  Eastman Chemical Co.             7.000%   04/15/12       39,503
     20,000  Rohm & Hass Co.                  7.850%   07/15/29       25,006
                                                                 -----------
                                                                      80,228
                                                                 -----------

             COMMERCIAL SERVICES -- 0.1%
     50,000  ERAC USA Finance Co.
                (144A){::}                    7.350%   06/15/08       56,298
     35,000  Hertz Corp.                      7.625%   06/01/12       33,409
     60,000  Waste Management, Inc.           6.500%   11/15/08       64,924
                                                                 -----------
                                                                     154,631
                                                                 -----------

             COMMUNICATIONS -- 0.1%
     65,000  News America Holdings, Inc.      7.750%   12/01/45       63,881
     55,000  News America Holdings, Inc.      9.250%   02/01/13       66,317
    110,000  Sprint Capital Corp.             8.750%   03/15/32      104,500
     20,000  Telus Corp.                      7.500%   06/01/07       19,400
     30,000  Univision Communications, Inc.   7.850%   07/15/11       34,025
                                                                 -----------
                                                                     288,123
                                                                 -----------

             COMPUTERS AND INFORMATION -- 0.0%
     20,000  NCR Corp. (144A){::}             7.125%   06/15/09       20,813
                                                                 -----------

             COSMETICS AND PERSONAL CARE -- 0.0%
     50,000  Dial Corp.                       7.000%   08/15/06       55,162
     25,000  Gillette Company (144A){::}      3.750%   12/01/04       25,823
                                                                 -----------
                                                                      80,985
                                                                 -----------

             ELECTRIC UTILITIES -- 0.2%
     35,000  Appalachian Power Co.            4.800%   06/15/05       35,143
     15,000  Carolina Power & Light           6.500%   07/15/12       16,399
     20,000  Cincinnati Gas & Electric Co.    5.700%   09/15/12       20,501
     15,000  Dominion Resources Capital
                Trust III                     8.400%   01/15/31       16,405
     40,000  Dominion Resources, Inc.         7.625%   07/15/05       43,881
     80,000  Exelon Generation Co.            6.950%   06/15/11       86,479
     15,000  Florida Power & Light            6.875%   12/01/05       16,726
     25,000  Midamerican Energy Holdings      7.520%   09/15/08       28,211
     25,000  Oncor Electric Delivery
                (144A){::}                    6.375%   05/01/12       25,749
     35,000  Oncor Electric Delivery
                (144A){::}                    7.000%   05/01/32       34,995
     65,000  Powergen US Funding LLC          4.500%   10/15/04       66,979
     75,000  PSEG Power                       8.625%   04/15/31       80,757
     35,000  PSEG Power (144A){::}            7.750%   04/15/11       37,127
                                                                 -----------
                                                                     509,352
                                                                 -----------

             ENTERTAINMENT AND LEISURE -- 0.0%
     30,000  Walt Disney Co.                  5.375%   06/01/07       31,699
                                                                 -----------
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

             FINANCIAL SERVICES -- 0.8%
    $70,000  Ahold Finance USA, Inc.          6.875%   05/01/29      $62,867
     45,000  CIT Group Holdings               7.750%   04/02/12       50,542
     25,000  CIT Group, Inc.                  5.750%   09/25/07       25,897
     15,000  CIT Group, Inc.                  7.375%   04/02/07       16,353
     65,000  Core Invest Grade Trust          4.727%   11/30/07       66,427
     50,000  Countrywide Capital III          8.050%   06/15/27       56,820
     45,000  Countrywide Home Loans           5.250%   06/15/04       46,803
     55,000  Credit Suisse First Boston
                USA, Inc.                     6.500%   01/15/12       58,782
     60,000  Credit Suisse First Boston
                USA, Inc.                     7.125%   07/15/32       63,738
     75,000  Ford Motor Credit Co.            6.875%   02/01/06       75,131
     75,000  Ford Motor Credit Co.            7.250%   10/25/11       72,876
    100,000  General Electric Capital Corp.   5.450%   01/15/13      103,874
    565,000  General Motors Acceptance
                Corp.                         8.000%   11/01/31      568,076
     30,000  Goldman Sachs Group, Inc.        6.600%   01/15/12       33,150
     30,000  Household Finance Corp.          6.375%   11/27/12       31,318
     65,000  Household Finance Corp.          7.625%   05/17/32       72,761
     25,000  International Lease Finance
                Corp.                         5.625%   06/01/07       26,173
     40,000  KN Capital Trust III             7.630%   04/15/28       38,869
     85,000  MBNA Corp.                       7.500%   03/15/12       91,382
     70,000  Monumental Global Funding Ltd.
                (144A){::}                    5.200%   01/30/07       73,336
     35,000  Morgan Stanley Dean Witter &
                Co.                           7.250%   04/01/32       39,876
     55,000  Natexis Ambs Co. LLC
                (144A){::}                    8.440%   12/29/49       64,022
     20,000  Simon Property Group             6.375%   11/15/07       21,634
    200,000  SLM Corp.                        1.971%   09/15/05      200,159
     65,000  Washington Mutual Inc.           7.500%   08/15/06       73,090
                                                                 -----------
                                                                   2,033,956
                                                                 -----------

             FOREST PRODUCTS AND PAPER -- 0.1%
     55,000  Domtar, Inc.                     7.875%   10/15/11       64,282
     45,000  International Paper Co.          6.750%   09/01/11       50,072
     20,000  Sappi Pappier Holding AG
                (144A){::}                    6.750%   06/15/12       21,920
     20,000  Weyerhauser Co.                  6.750%   03/15/12       21,807
                                                                 -----------
                                                                     158,081
                                                                 -----------

             HEALTHCARE PROVIDERS -- 0.0%
     30,000  HCA, Inc.                        7.125%   06/01/06       31,792
     20,000  HCA, Inc.                        7.875%   02/01/11       21,928
     35,000  Wellpoint Health Network, Inc.   6.375%   06/15/06       38,182
                                                                 -----------
                                                                      91,902
                                                                 -----------

             INSURANCE -- 0.1%
     35,000  Ace Capital Trust II             9.700%   04/01/30       42,512
     20,000  AIG Sunamerica Global Finance
                (144A){::}                    5.100%   01/17/07       21,409
    110,000  Anthem Insurance (144A){::}      9.000%   04/01/27      132,700
     50,000  Anthem Insurance (144A){::}      9.125%   04/01/10       60,015

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
    $30,000  Marsh & McLennan Companies,
                Inc.                          5.375%   03/15/07      $32,202
     30,000  MetLife, Inc.                    5.250%   12/01/06       31,984
                                                                 -----------
                                                                     320,822
                                                                 -----------

             LODGING -- 0.0%
     25,000  Harrahs Operating Co., Inc       7.500%   01/15/09       27,943
     15,000  Harrahs Operating Co., Inc.      7.125%   06/01/07       16,537
                                                                 -----------
                                                                      44,480
                                                                 -----------

             MEDIA - BROADCASTING AND PUBLISHING -- 0.1%
     30,000  Clear Channel Communications,
                Inc.                          6.000%   11/01/06       31,903
     15,000  Clear Channel Communications,
                Inc.                          7.650%   09/15/10       16,993
     50,000  Comcast Cable Communications,
                Inc.                          6.750%   01/30/11       52,024
     55,000  Comcast Cable Communications,
                Inc.                          7.125%   06/15/13       58,534
     20,000  E.W. Scripps Co.                 5.750%   07/15/12       21,549
     25,000  Scholastic Corp.                 5.750%   01/15/07       26,678
                                                                 -----------
                                                                     207,681
                                                                 -----------
             MEDICAL SUPPLIES -- 0.0%
     30,000  Apogent Technologies, Inc.       8.000%   04/01/11       34,417
     45,000  Johnson & Johnson                8.720%   11/01/24       51,843
                                                                 -----------
                                                                      86,260
                                                                 -----------

             METALS AND MINING -- 0.1%
     20,000  Barrick Gold Finance, Inc.       7.500%   05/01/07       22,898
     60,000  Inco Ltd.                        7.200%   09/15/32       59,340
     40,000  Inco Ltd.                        7.750%   05/15/12       44,558
                                                                 -----------
                                                                     126,796
                                                                 -----------
             OIL AND GAS -- 0.3%
     55,000  BP Capital Markets plc           4.000%   04/29/05       57,492
    100,000  Devon Financing Corp. ULC        7.875%   09/30/31      117,772
     90,000  Kinder Morgan, Inc.              7.250%   03/01/28       91,987
     40,000  Motiva Ltd. (144A){::}           5.200%   09/15/12       39,933
     20,000  Nabors Industries, Inc.          6.800%   04/15/04       21,070
     15,000  Penzoil Corp.                   10.250%   11/01/05       17,698
     20,000  Phillips Petroleum Co.           6.375%   03/30/09       22,206
     35,000  Phillips Petroleum Co.           8.750%   05/25/10       43,800
     35,000  Schlumberger Tech Corp.
                (144A){::}                    6.500%   04/15/12       39,325
     25,000  Seacor Smit, Inc.                5.875%   10/01/12       25,583
    105,000  Transocean Sedco Forex           9.500%   12/15/08      132,812
     20,000  Western Oil Sands, Inc.          8.375%   05/01/12       19,900
                                                                 -----------
                                                                     629,578
                                                                 -----------

             REAL ESTATE -- 0.0%
     25,000  Societe Generale Real Estate
                LLC (144A){::}                7.640%   12/29/49       27,495
                                                                 -----------

             TELEPHONE SYSTEMS -- 0.2%
     40,000  ALLTEL Corp.                     7.875%   07/01/32       49,084
    125,000  AT&T Corp. (144A){::}            8.500%   11/15/31      137,779
     95,000  AT&T Wireless Services, Inc.     8.750%   03/01/31       93,100
     60,000  France Telecom                  10.000%   03/01/31       73,040
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
    $80,000  Verizon New York, Inc.
                (144A){::}                    7.375%   04/01/32      $92,510
                                                                 -----------
                                                                     445,513
                                                                 -----------

             TRANSPORTATION -- 0.0%
     40,000  Union Pacific Corp.              7.600%   05/01/05       44,519
                                                                 -----------
             Total Corporate Obligations
                (Cost $6,197,322)                                  6,590,239
                                                                 -----------

             FOREIGN OBLIGATIONS -- 0.1%
     25,000  Abbey National Capital Trust I
                (FRN)                         8.963%   12/29/49       30,995
     40,000  Royal Bank of Scotland           7.648%   08/31/49       46,297
     65,000  United Mexican States, Ser.
                MTN                           8.300%   08/15/31       68,575
                                                                 -----------
             Total Foreign Obligations
                (Cost $140,402)                                      145,867
                                                                 -----------

 NUMBER OF
  SHARES

             COMMINGLED INVESTMENT VEHICLES -- 3.4%
     36,437  Atlantis Japan Growth Fund                    236,855
    880,282  Pimco High Yield Fund, LP                   7,500,000
     64,635  Vanguard Global Equity Fund                   700,000
                                                       -----------
             Total Commingled Investment Vehicles
                (Cost $8,397,778)                        8,436,855
                                                       -----------

             LIMITED PARTNERSHIPS -- 19.9%
             Canyon Value Realization Fund,
                LP*(a)(b)(c)                            14,025,066
             Farallon Capital Institutional Partners,
                LP*(a)(b)(c)                            14,601,723
             Lone Redwood, LP*(a)(b)(c)                 13,235,996
             Maverick Fund USA, Ltd.*(a)(b)(c)           3,000,000
             OZ Domestic Partners, LP*(a)(b)(c)          4,894,502
                                                       -----------
             Total Limited Partnerships
                (Cost $29,586,819)                      49,757,287
                                                       -----------

             PREFERRED STOCKS -- 0.5%

             ELECTRONICS -- 0.3%
    138,423  Taiwan Semiconductor Manufacturing Co.
                Ltd. (144A) (PREF)*(a)                     847,975
                                                       -----------

             FINANCIAL SERVICES -- 0.1%
        165  Centaur Funding Corp. (144A){::}              162,783
                                                       -----------

             OIL AND GAS -- 0.1%
     12,300  Surgutneftegaz - ADR                          195,386
                                                       -----------
             Total Preferred Stocks
                (Cost $1,542,671)                        1,206,144
                                                       -----------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE

             SHORT-TERM INVESTMENTS -- 4.7%

             REPURCHASE AGREEMENT -- 3.4%
 $8,559,672  Investors Bank & Trust Co. - Repurchase Agreement
                issued 12/31/02 (proceeds at maturity
                $8,560,147) (Collateralized by $8,725,879 GNMA,
                5.375%, due 06/20/27, with a market value of
                $8,987,655)
                (Cost $8,559,672)             1.000%   01/02/03      8,559,672
                                                                  ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +
             US TREASURY SECURITIES -- 1.3%*#
   $375,000  US Treasury Bill                 1.130%   01/23/03       $374,741
  1,215,000  US Treasury Bill                 1.140%   03/13/03      1,212,240
     73,000  US Treasury Bill                 1.170%   01/09/03         72,981
  1,500,000  US Treasury Bill++               1.630%   04/24/03      1,494,447
    150,000  US Treasury Bill                 2.000%   11/30/04        151,242
                                                                  ------------
             Total US Treasury Securities
                (Cost $3,302,016)                                    3,305,651
                                                                  ------------
             Total Short-Term Investments
                (Cost $11,861,688)                                  11,865,323
                                                                  ------------
             Total Investments -- 102.9%
                (Cost $245,202,369)                                257,685,220
             Liabilities in Excess of Other
                Assets -- (2.9%)                                    (7,149,484)
                                                                  ------------
             NET ASSETS -- 100.0%                                 $250,535,736
                                                                  ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):

Capital Equipment                                            9.2%
Commingled Investment Vehicles                               3.4
Consumer Goods                                              13.4
Energy                                                       8.3
Finance                                                     11.5
Limited Partnerships(d)                                     19.9
Materials                                                    5.9
Multi-Industry                                               1.5
Other                                                        3.5
Services                                                     6.1
US Government Obligations                                   18.5
US Treasury Obligations                                      1.7
Other Assets (Liabilities)                                  (2.9)
                                                          ------
Total                                                      100.0%
                                                          ======

ADR  American Depositary Receipt
CVA  Certificaaten van aandelen (share certificates)
FNMA Federal National Mortgage Association
FRN FRN Floating Rate Note. Rate disclosed represents rate as of 12/31/02. GNMA Government National Mortgage Association
PREF Preference Shares
TBA  To be announced
  *  Non-income producing security
 ++ Security or a portion thereof is held with a broker as initial margin for financial futures and forward contracts. See Appendix B and Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2002, the aggregate market value of these securities was $1,981,672 or 0.79% of net assets.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security.
(c) Underlying fund investments at December 31, 2002, not available to the advisor.
(d)  Industry breakdown of limited partnerships is not readily available.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND                             DECEMBER 31, 2002

POLICY CONSIDERATIONS: The fund is designed as a diversified vehicle for that portion of a member's assets committed to non-US stocks. Its benchmark comprises virtually all non-US markets. The fund does not hedge routinely the currency risk inherent in non-dollar-denominated securities for two reasons: (1) the costs of hedging short-term currency fluctuations tend to be high and
(2) currency markets tend to be self-correcting over time horizons appropriate to global equity investing.

PERFORMANCE EVALUATION: The good news is that the fund has beaten its benchmark by roughly 1.7 times its original excess return goal of 1% per annum since its inception in 1994. The bad news is that the fund has produced such impressive relative returns during a prolonged bear market for foreign stocks.The fund seeks to remain fully invested at all times: managers' cash reserves plus capital not allocated to managers are equitized using stock index futures. The fund attempts to avoid extreme country tilts that could cause its returns to differ too materially from the returns of its benchmark over short-term periods. The advisor can and does intervene to avoid extreme tilts. The fund's benchmark reflects the aggregate market value of a capitalization-weighted index of non-US stocks whose share prices are denominated in non-US currencies and translated into US dollars at each currency's prevailing exchange rate. The fund permits but does not require its managers to engage in currency hedging, subject to a cap of 50% of the market value of each managed portfolio. In practice, the managers tend to hedge currencies on a highly selective basis, causing the fund to display currency weights that differ only slightly from its underlying country weights. The fund attempts to avoid extreme industry tilts that could affect too materially its relative performance. As of year-end, about one-tenth of the fund's estimated active risk (i.e., its potential to deviate from the index) was attributable to industry tilts. The fund seeks to allocate its capital among its several managers in a manner that avoids extreme "style tilts." That said, as a means of exploiting other investors' proven tendency to overpay for "growth," comfort, and good "stories," the fund normally displays a modest value bias. Moreover, as a means of exploiting reward systems that discourage sell-side analysts or managers of giant pools of money from spending much time researching small cap stocks, the fund tends to display a modest bias toward the latter.

                                                                       TOTAL RETURN*
                                                              --------------------------------
                                                                   TIFF             MSCI
                                                               International      ACW Free
                                                               Equity Fund**        ex US
                                                              --------------------------------
                    Calendar Year 2002                              (11.24%)           (14.95%)
                    3-Year Annualized                               (13.50%)           (16.64%)
                    5-Year Annualized                                (1.74%)            (2.80%)
                    Annualized since Inception**                      2.04%              0.37%
                    Cumulative since Inception**                     18.95%              3.27%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                            MSCI ALL COUNTRY WORLD
            TIFF International Equity Fund        Free ex US Index
5/31/94                           $100,000                $100,000
6/30/94                           $100,600                $100,688
7/31/94                           $102,600                $102,545
8/31/94                           $106,600                $106,056
9/30/94                           $104,700                $103,833
10/31/94                          $107,500                $106,292
11/30/94                          $100,800                $101,232
12/31/94                          $101,081                $101,111
1/31/95                            $95,713                 $96,227
2/28/95                            $95,510                 $95,698
3/31/95                            $98,650                $101,028
4/30/95                           $102,701                $104,625
5/31/95                           $104,828                $104,060
6/30/95                           $103,816                $102,613
7/31/95                           $108,887                $108,206
8/31/95                           $107,253                $104,354
9/30/95                           $108,172                $106,284
10/31/95                          $105,823                $103,457
11/30/95                          $107,049                $105,619
12/31/95                          $111,032                $109,728
1/31/96                           $114,213                $110,957
2/29/96                           $115,547                $110,979
3/31/96                           $117,497                $113,132
4/30/96                           $121,704                $117,160
5/31/96                           $122,320                $115,203
6/30/96                           $123,243                $115,883
7/31/96                           $119,550                $111,908
8/31/96                           $121,201                $112,546
9/30/96                           $122,853                $115,314
10/31/96                          $122,647                $114,127
11/30/96                          $127,934                $118,452
12/31/96                          $128,730                $117,031
1/31/97                           $129,046                $114,971
2/28/97                           $131,158                $117,132
3/31/97                           $130,736                $116,933
4/30/97                           $130,102                $117,997
5/31/97                           $136,967                $125,124
6/30/97                           $142,352                $132,106
7/31/97                           $145,203                $134,814
8/31/97                           $138,941                $124,501
9/30/97                           $144,991                $130,788
10/31/97                          $133,740                $119,292
11/30/97                          $130,590                $117,765
12/31/97                          $129,873                $119,025
1/31/98                           $130,976                $122,584
2/28/98                           $138,479                $130,761
3/31/98                           $144,879                $135,285
4/30/98                           $147,638                $136,259
5/31/98                           $147,417                $133,793
6/30/98                           $142,231                $133,290
7/31/98                           $140,658                $134,557
8/31/98                           $119,927                $115,584
9/30/98                           $115,469                $113,145
10/31/98                          $123,605                $125,003
11/30/98                          $130,776                $131,716
12/31/98                          $133,802                $136,253
1/31/99                           $132,964                $136,107
2/28/99                           $132,844                $133,060
3/31/99                           $137,995                $139,484
4/30/99                           $148,776                $146,461
5/31/99                           $144,463                $139,582
6/30/99                           $152,729                $145,996
7/31/99                           $157,114                $149,419
8/31/99                           $158,082                $149,938
9/30/99                           $156,475                $150,951
10/31/99                          $160,359                $156,573
11/30/99                          $167,521                $162,834
12/31/99                          $183,854                $178,363
1/31/2000                         $174,377                $168,685
2/29/2000                         $176,002                $173,242
3/31/2000                         $179,251                $179,761
4/30/2000                         $170,180                $169,728
5/31/2000                         $165,712                $165,387
6/30/2000                         $176,543                $172,429
7/31/2000                         $170,620                $165,621
8/31/2000                         $172,800                $167,670
9/30/2000                         $164,487                $158,369
10/31/2000                        $160,808                $153,336
11/30/2000                        $157,537                $146,458
12/31/2000                        $162,421                $151,459
1/31/2001                         $164,298                $153,864
2/28/2001                         $156,791                $141,748
3/31/2001                         $143,941                $131,547
4/30/2001                         $153,326                $140,343
5/31/2001                         $150,438                $136,193
6/30/2001                         $146,396                $130,923
7/31/2001                         $142,403                $127,995
8/31/2001                         $139,639                $124,787
9/30/2001                         $122,911                $111,521
10/31/2001                        $126,348                $114,648
11/30/2001                        $131,361                $119,882
12/31/2001                        $134,014                $121,422
1/31/2002                         $129,739                $116,211
2/28/2002                         $131,803                $117,038
3/31/2002                         $139,322                $123,826
4/30/2002                         $141,386                $124,074
5/31/2002                         $145,514                $125,327
6/30/2002                         $139,617                $119,869
7/31/2002                         $125,475                $108,174
8/31/2002                         $125,179                $108,155
9/30/2002                         $112,127                 $96,667
10/31/2002                        $116,873                $101,845
11/30/2002                        $121,767                $106,730
12/31/2002                        $118,949                $103,272

------------

* Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
**   Commencement of operations was May 31, 1994.
     Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The MSCI All Country World Free ex US Index is a capitalization-weighted index of non-US publicly traded common stocks. Foreign securities may involve greater volatility as well as political, economic, and currency risks and may utilize accounting methods that differ from US standards. Small cap stocks may involve additional risks such as limited liquidity and greater volatility. The fund is no load but incurs fees and other expenses as set forth in the prospectus.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2002

NUMBER OF
  SHARES                                                 VALUE+

            COMMON STOCKS -- 94.1%

            AUSTRALIA -- 4.7%
   94,000   Alumina Ltd.                                  $259,364
  217,732   Amcor Ltd.                                   1,040,915
   27,309   Australia and New Zealand Banking Group
               Ltd.                                        266,803
   77,253   BHP Billiton Ltd.                              441,537
   58,000   Caltex Australian Ltd.*                         69,892
   82,971   Coles Myer Ltd.                                294,342
   85,591   CSR Ltd.                                       304,601
  324,498   Foster's Group Ltd.                            822,262
   44,332   National Australia Bank Ltd.                   792,586
   44,256   Orica Ltd.                                     261,666
  148,000   Santos Ltd.                                    501,700
  202,711   Telstra Corp.                                  503,386
   94,000   WMC Resources Ltd.*                            223,370
                                                      ------------
                                                         5,782,424
                                                      ------------

            BELGIUM -- 0.7%
    1,494   Electrabel SA                                  362,946
   26,902   Fortis                                         474,280
                                                      ------------
                                                           837,226
                                                      ------------

            BRAZIL -- 1.2%
   18,300   Cia Vale do Rio Doce - Sponsored ADR           503,250
   60,100   Embraer- Empresa Brasileira de
               Aeronautica SA - ADR                        955,590
                                                      ------------
                                                         1,458,840
                                                      ------------
            CANADA -- 2.9%
   30,000   Abitibi-Consolidated, Inc.                     227,877
   13,910   Agrium, Inc.                                   157,520
   38,448   Air Canada*                                    115,602
   26,000   Air Canada, Class A*                            46,082
    7,500   Alcan, Inc.                                    220,661
   36,826   Encana Corp.                                 1,145,289
    3,800   Fairmont Hotels & Resorts, Inc.                 88,036
    3,100   Fording, Inc.                                   64,755
   14,108   Hudson's Bay Co.                                80,194
   23,000   Imperial Oil Ltd.                              660,100
   10,772   Imperial Oil Ltd. (Foreign Market)             309,496
    7,800   Inco Ltd.*                                     164,974
   45,020   Nortel Networks Corp.*                          72,953
   20,800   Rogers Communications, Inc., Class B*          194,202
   24,500   Stelco, Inc., Class A*                          57,691
                                                      ------------
                                                         3,605,432
                                                      ------------

            CHINA -- 0.3%
1,381,000   China Telecom Corp.*                           242,612
    2,000   China Telecom Corp. - ADR                       34,560
  694,000   Guangshen Railway Co. Ltd.                     117,471
                                                      ------------
                                                           394,643
                                                      ------------

            DENMARK -- 2.0%
    3,300   Bang & Olufsen Holding AS, Ser. B               66,668
    7,259   Carlsberg AS                                   319,450
    2,600   Coloplast AS, Class B                          189,168
   31,800   ISS AS*                                      1,145,606
   17,300   Novo Nordisk AS, Class B                       499,813
   10,000   TDC AS                                         242,994
    3,200   William Demant Holding*                         68,943
                                                      ------------
                                                         2,532,642
                                                      ------------
NUMBER OF
 SHARES                                                 VALUE+

            FINLAND -- 1.1%
   25,700   Metso Oyj                                     $283,181
   29,000   M-real Oyj, Class B                            241,939
   38,200   Sampo Oyj, Class A                             288,627
    6,694   Stora Enso OY                                   69,527
   12,220   Tietoenator OY                                 165,041
    9,084   UPM-Kymmeme OY                                 294,085
                                                      ------------
                                                         1,342,400
                                                      ------------

            FRANCE -- 7.3%
   10,694   Accor SA                                       323,875
    9,000   Air Liquide SA                               1,187,186
   58,335   Alcatel SA                                     255,886
    4,400   Atos Origin*                                   107,123
      900   Aventis SA - Frankfurt Exchange                 47,223
   10,949   Aventis SA - London Exchange                   595,176
   14,200   AXA SA                                         190,590
    7,908   BNP Paribas                                    322,237
   19,476   Carrefour SA                                   867,189
   27,744   Compagnie de Saint-Gobain                      791,916
    2,400   Groupe Danone                                  322,879
    7,392   Lagardere S.C.A.                               300,280
    9,973   Pechiney SA, A Shares                          349,972
    3,320   Pernod-Ricard SA                               321,574
   28,220   Scor SA                                        149,551
   14,991   Societe Generale, Class A                      873,101
    7,500   Thales SA                                      198,573
   10,332   TotalFinaElf SA                              1,475,651
   22,245   Vivendi Universal SA                           359,263
                                                      ------------
                                                         9,039,245
                                                      ------------

            GERMANY -- 3.1%
   23,163   Bayer AG                                       486,145
   26,131   Bayerische Hypo-und Vereinsbank AG             405,844
    8,900   Bayerische Motoren Werke AG                    270,103
   12,300   Buderus AG                                     286,291
    8,000   Deutsche Bank AG                               368,549
   11,000   Deutsche Post AG                               115,549
    6,100   E. ON AG                                       246,131
    1,400   Fresenius Medical Care                          57,973
   15,780   Fresenius Medical Care - ADR                   217,291
    4,670   Muenchener Rueckversicherungs                  558,680
   22,080   RWE AG                                         567,683
    8,074   Volkswagen AG                                  294,347
                                                      ------------
                                                         3,874,586
                                                      ------------

            GHANA -- 0.1%
   20,000   Ashanti Goldfields Co. Ltd. - Sponsored
               ADR                                         117,000
                                                      ------------

            HONG KONG -- 2.9%
   28,000   Asia Satellite Telecom Holdings                 32,853
  104,000   Cafe de Coral Holdings Ltd.                     70,015
   67,000   Cathay Pacific Airways Ltd.                     91,500
1,036,000   Denway Motors Ltd.                             348,728
  562,000   First Pacific Co. Ltd.*                         50,447
   29,000   Henderson Land Development Co.                  87,018
   39,105   Hong Kong & China Gas Co. Ltd.                  50,647
   66,000   Hong Kong Aircraft Engineering Co. Ltd.        194,657
  124,500   Hong Kong Electric Holdings Ltd.               470,965
   78,000   Hong Kong Exchanges & Clearing Ltd.             98,021
  215,000   Hong Kong Shanghai Hotels Ltd.                  90,981
  149,130   Hysan Development Co. Ltd.                     110,915
  214,000   i-Cable Communications Ltd.                     70,662

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2002

NUMBER OF
 SHARES                                                 VALUE+
  143,820   Jardine Matheson Holdings Ltd.                $898,875
  118,881   Mandarin Oriental International Ltd.*           61,818
  144,000   Next Media Ltd.*                                33,053
   56,478   SmarTone Telecommunications Holdings
               Ltd.                                         63,008
   89,000   Television Broadcasts Ltd.                     280,752
  208,571   Wharf Holdings Ltd.                            393,159
  155,000   Wheelock & Co. Ltd.                            105,343
                                                      ------------
                                                         3,603,417
                                                      ------------

            INDIA -- 0.0%
    7,200   SIEL Ltd. - GDR*                                 1,620
                                                      ------------

            INDONESIA -- 0.4%
  190,000   PT Astra International, Inc.*                   66,871
3,835,000   PT Bank Pan Indonesia TBK*                      77,128
  343,000   PT Citra Marga Nusaphala Persada TBK*           14,563
  114,000   PT Gudang Garam TBK                            105,721
1,420,000   PT Matahari Putra Prima TBK                     79,330
  415,000   PT Mulia Industrindo TBK*                        5,796
  121,000   PT Semen Gresik                                110,184
                                                      ------------
                                                           459,593
                                                      ------------

            IRELAND -- 0.5%
   23,500   CRH plc                                        289,766
   81,000   Fyffes plc                                     112,202
  102,900   Independent News & Media plc                   167,374
                                                      ------------
                                                           569,342
                                                      ------------

            ISRAEL -- 0.5%
   17,280   Teva Pharmaceutical Industries Ltd.            667,181
                                                      ------------

            ITALY -- 2.1%
  341,000   IntesaBci SpA                                  719,269
   82,400   Luxottica Group SpA - ADR                    1,124,760
    6,600   Natuzzi SpA                                     67,056
   58,300   Saipem SpA                                     388,432
   69,000   Unicredito Italiano SpA                        275,877
                                                      ------------
                                                         2,575,394
                                                      ------------

            JAPAN -- 15.1%
      600   Aioi Insurance Co. Ltd.                          1,158
   15,000   Aisin Seiki Co. Ltd.                           206,286
    6,000   Anritsu Corp.                                   22,954
   29,600   Asatsu-DK, Inc.                                525,053
   16,000   Bridgestone Corp.                              198,197
   21,000   Calsonic Kansei Corp.                          103,168
   62,910   Canon, Inc.                                  2,369,661
   24,000   Dai Nippon Printing Co. Ltd.                   265,543
   27,000   Dai-Dan Co. Ltd.                               100,565
    8,000   Daifuku Co. Ltd.                                23,999
   51,000   Daiichi Pharmaceutical Co. Ltd.                731,887
       24   Dentsu, Inc.                                    73,211
   28,000   Eisai Co. Ltd.                                 628,803
   16,000   Ezaki Glico Co. Ltd.                            92,492
   10,000   FamilyMart Co. Ltd.                            195,921
  114,000   Fuji Electric Co. Ltd.                         198,854
    8,000   Fuji Photo Film Co.                            260,892
    5,600   Funai Electric Co., Ltd.                       654,993
   54,000   Furukawa Electric Co. Ltd.                     113,306
    2,000   Glory Ltd.                                      39,521
  146,000   Hitachi Ltd.                                   559,788
    7,000   Hitachi Medical Corp.                           67,304
    9,100   Honda Motor Co. Ltd.                           336,639
   10,000   Inabata & Co. Ltd.                              39,521
NUMBER OF
 SHARES                                                 VALUE+
    4,000   ISB Corp.                                      $12,303
   66,000   Itochu Corp.                                   142,934
    8,000   Ito-Yokado Co. Ltd.                            235,948
       26   Japan Tobacco, Inc.                            173,961
   10,000   JSR Corp.                                      100,447
   32,000   Kao Corp.                                      702,452
   14,000   Kinden Corp.                                    51,673
   56,000   Kirin Brewery Co. Ltd.                         356,282
    5,000   Koito Manufacturing Co. Ltd.                    17,190
   16,000   Lintec                                         125,525
   42,000   Lion Corp.                                     166,344
   47,000   Matsushita Electric Industries Co.             463,386
       37   Millea Holdings, Inc.*                         266,268
   47,000   Mitsubishi Estate Co. Ltd.                     358,035
   17,000   Mizuno Corp.                                    39,825
   15,000   Murata Manufacturing Co. Ltd.                  587,764
   24,000   NGK Insulators Ltd.                            131,052
   10,000   NIFCO, Inc.                                    108,705
   40,000   Nikko Securities Co.                           134,828
    4,000   Nippon Broadcasting System, Inc.               119,660
   10,000   Nippon Koei Co. Ltd.                            14,662
   60,000   Nippon Oil Corp.                               272,015
   60,000   Nippon Sanso Corp.                             182,017
       76   Nippon Telegraph and Telephone Corp.           276,026
   44,000   Nisshinbo Industries, Inc.                     152,760
   36,000   Nomura Holdings, Inc.                          404,685
   32,000   Noritake Co. Ltd.                               91,143
   14,000   OMRON Corp.                                    206,455
   10,000   Ono Pharmaceutical Co. Ltd.                    302,520
   12,000   Onward Kashiyama Co.                            94,042
   20,100   Pioneer Corp.                                  376,864
    2,200   Rohm Co.                                       280,121
    8,000   Ryosan Co.                                      80,425
   21,000   Sankyo Seiko                                    56,628
   31,000   Sekisui Chemical                                80,197
   22,000   Shiseido Co. Ltd.                              286,054
       72   Sky Perfect Communications, Inc.*               54,605
   24,000   Sompo Japan Insurance, Inc.                    140,153
   28,000   Sumitomo Chemical Co. Ltd.                     110,660
   36,000   Sumitomo Corp.                                 154,715
   30,000   Sumitomo Forestry Co. Ltd.                     156,990
   42,000   Sumitomo Trust & Banking Co. Ltd.              170,237
   14,000   Sumitomo Wiring Systems Ltd.                    84,941
   11,000   Taihei Dengyo Kaisha Ltd.                       24,100
   17,000   Takeda Chemical Industries Ltd.                710,542
    9,000   Tokyo Broadcasting System                      113,154
   99,000   Tokyo Gas Co.                                  310,340
    4,900   Tokyo Ohka Kogyo Co.                            66,107
   23,000   Toppan Printing Co.                            173,077
   19,000   Toyo Seikan                                    226,553
      116   UFJ Holdings, Inc.                             117,300
       97   West Japan Railway Co.                         344,122
   25,000   Yamaha Motor Co. Ltd.                          206,455
   12,000   Yamatake Corp.                                  66,740
   34,000   Yokohama Bank Ltd.                             134,374
                                                      ------------
                                                        18,626,077
                                                      ------------

            LUXEMBOURG -- 0.4%
   41,000   Arcelor*                                       504,258
                                                      ------------

            MALAYSIA -- 1.6%
   19,000   British American Tobacco Berhad                177,500
   45,000   Carlsberg Brewery Malaysia Berhad              126,710
  718,000   Celcom (Malaysia) Berhad*                      461,032

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2002

NUMBER OF
 SHARES                                                 VALUE+
  107,000   Commerce Asset-Holding Berhad                  $91,232
  128,000   Commerce International Merchant
               Bankers(a)                                   58,947
   32,000   Genting Berhad                                 112,842
  112,000   Kumpulan Guthrie Berhad                         64,547
  204,000   Multi-Purpose Holdings Berhad*                  67,105
   67,333   PPB Group Berhad                                69,814
  168,000   Resorts World Berhad                           410,908
  224,800   Sime Darby Berhad                              293,423
                                                      ------------
                                                         1,934,060
                                                      ------------

            MEXICO -- 0.5%
      800   America Movil SA de CV                          11,488
      800   Telefonos de Mexico, Class L - ADR              25,584
   10,000   Vitro SA de CV - Sponsored ADR                  23,900
   22,100   Wal-Mart de Mexico - ADR                       502,656
                                                      ------------
                                                           563,628
                                                      ------------

            NETHERLANDS -- 6.6%
   40,900   Heineken NV                                  1,596,641
   27,000   IHC Caland NV                                1,425,190
   98,987   ING Groep NV                                 1,676,574
   55,750   Koninklijke (Royal) KPN NV*                    362,725
   37,852   Koninklijke (Royal) Philips Electronics
               NV                                          663,356
    5,970   Koninklijke Boskalis Westminster NV            120,725
   46,039   Reed Elsevier NV                               562,850
   37,040   Royal Dutch Petroleum Co.                    1,630,587
    6,390   Royal Nedlloyd NV                               80,468
                                                      ------------
                                                         8,119,116
                                                      ------------

            NEW ZEALAND -- 0.8%
  109,958   Carter Holt Harvey Ltd.                        100,649
  259,174   Telecom Corporation of New Zealand Ltd.        614,091
   33,586   Tranz Rail Holdings Ltd.*                       18,621
  382,400   Wrightson Ltd.                                 242,017
                                                      ------------
                                                           975,378
                                                      ------------

            NORWAY -- 0.5%
   34,000   DnB Holding ASA                                159,994
   13,100   Rieber & Son ASA, Class B                       89,820
   13,200   Schibsted ASA                                  137,187
   36,499   Tandberg ASA*                                  210,741
                                                      ------------
                                                           597,742
                                                      ------------

            PHILIPPINES -- 0.3%
  243,000   ABS-CBN Broadcasting Corp. - PDR*               73,967
1,520,000   Ayala Corp.                                    122,431
   16,750   Globe Telecom, Inc.*                           140,407
  252,000   Jollibee Foods Corp.                            86,148
                                                      ------------
                                                           422,953
                                                      ------------

            SINGAPORE -- 2.5%
  436,000   Bil International Ltd.*                        109,346
  113,000   DBS Group Holdings Ltd.                        716,633
   15,300   Fraser & Neave Ltd.                             68,804
   30,000   Great Eastern Holdings Ltd.                    147,016
      599   Haw Par Corp.                                    1,126
  123,812   Jardine Strategic Holdings Ltd.*               318,816
   33,000   Overseas Union Enterprise Ltd.                 111,300
   71,300   Overseas-Chinese Banking Corp. Ltd.            396,682
  357,000   Sembcorp Marine                                186,270
   28,500   Singapore Press Holdings                       299,049
  240,000   United Industrial Corp.                         87,864
NUMBER OF
 SHARES                                                 VALUE+
   52,000   United Overseas Bank Ltd.                     $353,762
   31,000   Venture Corp. Ltd.                             248,429
                                                      ------------
                                                         3,045,097
                                                      ------------

            SOUTH AFRICA -- 2.8%
    4,400   AngloGold Ltd.                                 150,376
      869   AngloGold Ltd. - ADR                            29,421
   58,000   Aveng Ltd.                                      67,595
   14,600   Barloworld Ltd.                                103,453
   19,209   Edgars Consolidated Stores Ltd.                114,173
  159,000   FirstRand Ltd.                                 135,828
   15,786   Gold Fields Ltd.                               221,322
  399,000   Hosken Consolidated Investments Ltd.*          106,952
   36,636   JD Group Ltd.                                   88,596
   68,545   Kersaf Investments Ltd.*                       212,493
   19,500   Pretoria Portland Cement Co. Ltd.              231,350
  165,000   RMB Holdings Ltd.                              196,912
   24,908   SABMiller plc                                  176,000
  303,100   Sanlam Ltd.                                    268,465
  111,259   Sasol Ltd.                                   1,361,482
                                                      ------------
                                                         3,464,418
                                                      ------------

            SOUTH KOREA -- 1.0%
   13,450   Kookmin Bank                                   476,287
   22,746   Posco - ADR                                    562,509
      730   Samsung Electronics Co. Ltd.                   193,263
                                                      ------------
                                                         1,232,059
                                                      ------------

            SPAIN -- 3.6%
    7,400   Acciona SA                                     304,798
   10,000   Acerinox SA                                    367,185
   80,258   Banco Central Hispanoamer SA                   550,817
    9,500   Banco Popular Espanol                          388,504
   11,500   Bankinter SA                                   284,928
    8,900   Centros Comerciales Carrefour SA               104,417
    6,573   Endesa SA                                       76,909
   42,000   Iberdrola SA                                   588,399
   27,743   NH Hoteles SA*                                 238,440
    3,000   Prosegur Cia de Seguridad SA                    30,538
  155,654   Telefonica SA*                               1,393,318
   11,750   Viscofan SA                                     79,778
                                                      ------------
                                                         4,408,031
                                                      ------------

            SWEDEN -- 1.6%
   13,188   ABB Ltd.*                                       37,687
   19,000   Assa Abloy AB                                  216,967
    8,500   Hoganas AB, Class B                            160,961
   14,500   OM AB                                           69,227
   45,700   Securitas AB, B Shares                         545,465
   12,800   Svenska Cellulosa AB (SCA)                     431,891
   28,400   Svenska Handelsbanken, Class A                 378,089
  141,520   Telefonaktiebolaget Ericsson LM,
               Class B*                                     99,075
                                                      ------------
                                                         1,939,362
                                                      ------------

            SWITZERLAND -- 3.5%
    5,750   Ciba Specialty Chemicals                       400,882
   13,400   Compagnie Financiere Richemont AG              250,033
   13,211   Credit Suisse Group*                           286,635
    1,984   Holcim Ltd.                                    360,153
   25,080   Nestle SA - ADR                              1,328,648
   11,180   Novartis AG                                    407,920
      100   Phoenix Mecano AG*                              17,502
      610   Publigroupe SA*                                 97,056
    1,000   Sarna Kunststoff Holding AG*                    75,938

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2002

NUMBER OF
 SHARES                                                 VALUE+
    1,150   SGS Societe General de Surveillance SA        $345,990
      247   Syngenta AG                                     14,300
    1,454   The Swatch Group AG                            120,930
   12,780   UBS AG*                                        621,115
                                                      ------------
                                                         4,327,102
                                                      ------------

            THAILAND -- 1.5%
  232,000   Advanced Information Service Public Co.
               Ltd.                                        192,436
  205,500   Bangkok Bank Public Co. Ltd.*                  286,079
  132,000   GMM Grammy Public Co. Ltd.                      54,821
   73,364   Golden Land Property Development Public
               Co. Ltd.*                                    15,575
  171,636   Golden Land Property Development Public
               Co. Ltd. (foreign shares)*                   36,438
   33,000   Matichon Public Co. Ltd.                        49,002
   89,000   MBK Properties & Development Public Co.
               Ltd.                                         68,144
  250,000   National Finance Public Co. Ltd.*               85,847
   24,000   Post Publishing Co. Ltd.                        21,717
   21,000   Siam Cement Public Co. Ltd.                    571,044
    8,700   Siam Cement Public Co. Ltd. (foreign
               shares)                                     252,320
   39,000   Siam Commercial Bank Public Co. Ltd.*           26,015
  194,000   Thai Farmers Bank Ltd.*                        135,035
                                                      ------------
                                                         1,794,473
                                                      ------------

            UNITED KINGDOM -- 22.0%
   24,970   Amersham plc                                   223,841
   13,731   Anglo American plc - ADR                       200,475
   69,882   Arriva plc                                     307,561
   58,400   Associated British Ports Holdings plc          373,835
   41,500   BAA plc                                        336,727
  163,500   BAE Systems plc                                326,391
   71,400   Barclays plc                                   442,545
  197,449   BG Group plc                                   850,851
  126,600   Boots Co. plc                                1,194,346
   49,000   BP plc                                         336,839
   23,500   BP plc - ADR                                   955,275
  138,311   Brambles Industries plc                        335,937
  132,889   British Airways plc*                           290,699
   69,169   British Sky Broadcasting plc*                  711,560
   60,000   BT Group plc                                   188,358
  259,231   Cable & Wireless Communications plc            184,671
   46,000   Capita Group plc                               183,287
   44,000   Close Brothers Group plc                       393,846
  132,687   Compass Group plc                              704,922
   64,000   Devro plc                                       45,335
   48,804   Diageo plc                                     530,345
   22,600   EMI Group plc                                   50,464
  118,400   Enodis plc*                                     92,447
   33,164   Exel plc                                       367,328
   77,300   GKN plc                                        249,824
   68,293   GlaxoSmithKline plc                          1,310,543
NUMBER OF
 SHARES                                                 VALUE+
   21,490   Granada plc                                    $27,591
   97,365   GUS plc                                        904,435
   88,450   Hanson plc                                     393,012
   80,921   HBOS plc                                       844,831
   60,000   Hilton Group plc                               161,312
   79,000   HSBC Holdings plc                              863,612
   27,918   Imperial Chemical Industries plc               103,374
   13,000   Intertek Testing Services plc*                  84,657
  136,000   Kidde plc                                      154,905
  119,854   Kingfisher plc                                 431,694
   81,413   Lloyds TSB Group plc                           584,558
   83,000   MyTravel Group plc                              26,056
   15,500   P & O Princess Cruises plc                     107,549
   84,354   Pearson plc                                    780,180
   44,500   Peninsular & Orient Steam                      117,849
  265,000   Pilkington plc                                 247,442
   22,702   Provident Financial plc                        217,095
   24,260   Reckitt Benckiser plc                          469,959
  105,374   Reed Elsevier plc                              902,493
  142,000   Rentokil Initial plc                           502,933
  113,311   Rio Tinto plc                                2,262,912
   19,771   Royal Bank of Scotland Group                   472,837
    1,000   SABMiller plc                                    7,108
  102,000   Shell Transport & Trading Co.                  671,618
   95,213   Six Continents plc                             769,483
   21,250   Smiths Group plc                               237,933
  328,640   Stagecoach Group plc                           156,078
   93,000   Sygen International plc*                        64,904
  216,160   Telewest Communications plc*                     6,960
  118,000   The Sage Group plc                             253,152
   40,600   Unilever plc                                   386,289
  444,098   Vodafone Group plc                             808,469
   47,600   Vodafone Group plc - ADR                       862,512
  140,900   WPP Group plc                                1,076,332
                                                      ------------
                                                        27,150,376
                                                      ------------
            Total Common Stocks
               (Cost $130,030,358)                     115,965,115
                                                      ------------
            PREFERRED STOCKS -- 1.0%

            GERMANY -- 0.2%
      421   Porsche AG                                     174,952
                                                      ------------

            TAIWAN -- 0.8%
  161,836   Taiwan Semiconductor Manufacturing Co.
               Ltd. (144A) (PREF)(a) {::}                  991,402
                                                      ------------
            Total Preferred Stocks
               (Cost $1,418,923)                         1,166,354
                                                      ------------

            COMMINGLED INVESTMENT VEHICLES -- 0.2%

            JAPAN -- 0.2%
   33,767   Atlantis Japan Growth Fund
               (Cost $321,437)                             219,499
                                                      ------------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2002

PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE        VALUE+

            SHORT-TERM INVESTMENTS -- 5.7%

            REPURCHASE AGREEMENT -- 4.8%
$5,875,253  Investors Bank & Trust Co. - Repurchase Agreement,
               issued 12/31/02 (proceeds at maturity
               $5,875,579) (Collateralized by a $6,037,164
               GNMA, 5.375%, due 1/20/22, with a market value
               of $6,169,015)
               (Cost $5,875,253)             1.000%   01/02/03     $5,875,253
                                                                 ------------
            US TREASURY SECURITIES -- 0.9% #
   500,000  US Treasury Bill++               1.220%   05/15/03        497,802
   500,000  US Treasury Bill++               1.570%   03/20/03        498,770
   175,000  US Treasury Bill++               1.700%   01/16/03        174,924
                                                                 ------------
            Total US Treasury Securities
               (Cost $1,170,091)                                    1,171,496
                                                                 ------------
            Total Short-Term Investments
               (Cost $7,045,344)                                    7,046,749
                                                                 ------------
            Total Investments -- 101.0%
               (Cost $138,816,062)                                124,397,717
            Liabilities in Excess of Other
               Assets -- (1.0%)                                    (1,179,217)
                                                                 ------------
            NET ASSETS -- 100.0%                                 $123,218,500
                                                                 ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                          13.7%
Commingled Investment Vehicles                              0.2
Consumer Goods                                             20.4
Energy                                                     10.7
Finance                                                    16.1
Industrial                                                  0.1
Materials                                                  14.0
Multi-Industry                                              3.1
Other                                                       4.8
Services                                                   16.9
US Treasury Obligations                                     1.0
Other Assets (Liabilities)                                 (1.0)
                                                          -----
Total                                                     100.0%
                                                          =====

ADR  American Depositary Receipt
GDR  Global Depositary Receipt
GNMA Government National Mortgage Association
PREF Preference Shares
  *  Non-income producing security
 ++ Security or a portion thereof is held with a broker as initial margin for financial futures and forward contracts. See Appendix B and Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2002, the aggregate market value of these securities was $991,402 or 0.80% of net assets.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND                                        DECEMBER 31, 2002

POLICY CONSIDERATIONS: The fund employs multiple managers that, collectively, provide exposure to all market sectors, including many small and mid-cap stocks not represented in the cap-weighted S&P 500 Index. The fund's structure, which combines active strategies with a low cost "completeness" portfolio, reflects TIFF's belief that many endowed institutions lack sufficient assets and analytical resources to construct multi-manager portfolios that avoid unintended sector and style biases.

PERFORMANCE EVALUATION: Despite a hiccup in 4Q 2002, during which its bias in favor of smaller capitalization stocks caused it to underperform a shockingly zippy benchmark (the capitalization-weighted Wilshire 5000 Total Market Index), the fund just completed its third consecutive year of outperforming the index. Over the 11 full calendar quarters since US stock prices peaked in March 2000, the fund has outperformed the index by an impressive 9%. The fund has also displayed lower volatility than the average US equity fund since its inception, a laudable achievement in light of its higher cumulative return (fund up 119%, Lipper General US Equity Funds average up 92% since May 1994). At year-end, 95% of the fund's assets were exposed to the US equity market, via individual stocks or stock index futures. The fund's guidelines permit modest forays into foreign stocks; at year-end such stocks represented 4% of fund assets, more than half of which comprised shares of a mutual fund managed by Marathon-London, a distinguished global equity shop long employed by the TIFF International Equity Fund, to which staff allocated a small fraction of USEF's capital in late December. In light of recent outperformance by large cap stocks, the fund reallocated assets away from large cap-oriented strategies and toward smaller cap-oriented ones, resulting in the defunding on January 2, 2003, of one of the fund's managers, Sit Investment Associates, a large cap growth manager.

                                                                 TOTAL RETURN*
                                                              --------------------
                                                                TIFF
                                                              US Equity  Wilshire
                                                               Fund**      5000
                                                              --------------------
                    Calendar Year 2002                         (20.61%)   (20.86%)
                    3-Year Annualized                          (10.26%)   (14.36%)
                    5-Year Annualized                           (0.80%)    (0.87%)
                    Annualized since
                      Inception**                                9.56%      9.12%
                    Cumulative since
                      Inception**                              119.11%    111.70%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF US EQUITY FUND  WILSHIRE 5000 TOTAL MARKET INDEX
5/31/94                $100,000                          $100,000
6/30/94                 $97,800                           $97,325
7/31/94                $100,900                          $100,214
8/31/94                $104,700                          $104,640
9/30/94                $103,000                          $102,614
10/31/94               $104,800                          $104,290
11/30/94               $101,064                          $100,471
12/31/94               $103,392                          $101,825
1/31/95                $105,352                          $104,026
2/28/95                $109,686                          $108,169
3/31/95                $112,266                          $111,020
4/30/95                $114,952                          $113,779
5/31/95                $118,275                          $117,633
6/30/95                $122,740                          $121,385
7/31/95                $128,353                          $126,380
8/31/95                $130,337                          $127,613
9/30/95                $133,783                          $132,480
10/31/95               $132,818                          $131,150
11/30/95               $138,651                          $136,706
12/31/95               $140,524                          $138,942
1/31/96                $144,844                          $142,664
2/29/96                $147,687                          $145,159
3/31/96                $150,415                          $146,747
4/30/96                $154,568                          $150,373
5/31/96                $157,760                          $154,484
6/30/96                $156,392                          $153,213
7/31/96                $148,648                          $144,947
8/31/96                $152,993                          $149,584
9/30/96                $158,596                          $157,548
10/31/96               $162,596                          $159,750
11/30/96               $172,250                          $170,334
12/31/96               $171,573                          $168,414
1/31/97                $179,065                          $177,429
2/28/97                $179,689                          $177,348
3/31/97                $171,947                          $169,504
4/30/97                $180,454                          $176,896
5/31/97                $191,733                          $189,429
6/30/97                $199,878                          $198,131
7/31/97                $214,303                          $213,363
8/31/97                $208,898                          $205,343
9/30/97                $221,970                          $217,460
10/31/97               $217,923                          $210,217
11/30/97               $223,985                          $217,099
12/31/97               $228,125                          $221,111
1/31/98                $228,707                          $222,312
2/28/98                $244,586                          $238,496
3/31/98                $256,531                          $250,433
4/30/98                $259,730                          $253,406
5/31/98                $253,456                          $246,662
6/30/98                $256,666                          $255,310
7/31/98                $244,964                          $249,717
8/31/98                $204,552                          $210,828
9/30/98                $211,287                          $224,599
10/31/98               $227,899                          $241,310
11/30/98               $242,672                          $256,505
12/31/98               $255,162                          $272,919
1/31/99                $261,697                          $282,951
2/28/99                $250,752                          $272,694
3/31/99                $258,429                          $283,217
4/30/99                $270,972                          $296,792
5/31/99                $269,989                          $290,295
6/30/99                $284,398                          $305,324
7/31/99                $278,628                          $295,535
8/31/99                $275,513                          $292,787
9/30/99                $270,623                          $285,145
10/31/99               $279,727                          $303,280
11/30/99               $285,070                          $313,440
12/31/99               $303,304                          $337,230
1/31/2000              $289,081                          $323,235
2/29/2000              $293,310                          $330,476
3/31/2000              $313,491                          $350,106
4/30/2000              $303,934                          $331,865
5/31/2000              $300,469                          $320,273
6/30/2000              $306,821                          $334,397
7/31/2000              $304,454                          $327,576
8/31/2000              $326,269                          $351,358
9/30/2000              $308,122                          $334,949
10/31/2000             $305,907                          $327,848
11/30/2000             $285,651                          $295,096
12/31/2000             $295,210                          $300,467
1/31/2001              $306,372                          $311,975
2/28/2001              $288,149                          $282,384
3/31/2001              $269,926                          $263,374
4/30/2001              $288,910                          $285,050
5/31/2001              $292,558                          $287,889
6/30/2001              $288,682                          $283,052
7/31/2001              $284,577                          $278,382
8/31/2001              $267,704                          $261,540
9/30/2001              $244,673                          $238,054
10/31/2001             $250,180                          $244,100
11/30/2001             $269,144                          $262,774
12/31/2001             $275,998                          $267,504
1/31/2002              $272,799                          $264,187
2/28/2002              $265,717                          $258,744
3/31/2002              $278,740                          $270,077
4/30/2002              $269,144                          $256,898
5/31/2002              $265,717                          $253,866
6/30/2002              $246,753                          $236,019
7/31/2002              $223,906                          $216,973
8/31/2002              $228,018                          $218,253
9/30/2002              $206,542                          $196,362
10/31/2002             $219,793                          $211,384
11/30/2002             $232,588                          $224,130
12/31/2002             $219,108                          $211,713

------------

* Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
**   Commencement of operations was May 31, 1994.
     Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The S&P 500 Index is a broad based, unmanaged index of 500 stocks that is widely recognized as representative of the US equity market. The Wilshire 5000 Total Market Index is a market capitalization weighted index of all publicly traded US stocks. One cannot invest directly in an index. Small cap stocks may involve additional risks such as limited liquidity and greater volatility. The fund is no load but incurs fees and other expenses as set forth in the prospectus.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2002

 NUMBER
OF SHARES                                                   VALUE +

           COMMON STOCKS -- 79.1%
           AEROSPACE AND DEFENSE -- 1.2%
 61,500    AAR Corp.                                          $316,725
  5,400    Boeing Co.                                          178,146
 10,000    Lockheed Martin Corp.                               577,500
  3,000    Northrop Grumman Corp.                              291,000
  6,500    Textron, Inc.                                       279,435
  6,600    United Technologies Corp.                           408,804
                                                          ------------
                                                             2,051,610
                                                          ------------

           AIRLINES -- 0.1%
 16,300    ExpressJet Holdings, Inc.                           167,075
  7,200    SkyWest, Inc.                                        93,780
                                                          ------------
                                                               260,855
                                                          ------------

           APPAREL RETAILERS -- 0.1%
 11,400    The Gap, Inc.                                       176,928
                                                          ------------

           AUTOMOTIVE -- 0.5%
 11,400    Ford Motor Co.                                      106,020
  9,800    General Motors Corp.                                361,228
  4,800    Harley-Davidson, Inc.                               221,760
  1,600    Johnson Controls, Inc.                              128,272
                                                          ------------
                                                               817,280
                                                          ------------

           BANKING -- 6.7%
 29,000    Bank of America Corp.                             2,017,530
  6,100    Bank of New York
              Company, Inc. (The)                              146,156
  2,300    Bank One Corp.                                       84,065
 35,625    Chittenden Corp.                                    907,725
  5,800    Countrywide Financial Corp.                         299,570
 31,395    Downey Financial Corp.                            1,224,405
  5,400    Fifth Third Bancorp                                 316,170
  3,700    Greenpoint Financial Corp.                          167,166
 37,629    Hudson United Bancorp                             1,170,262
 23,850    JP Morgan Chase & Co., Inc.                         572,400
 45,271    National Commerce Financial Corp.                 1,079,713
 46,200    North Valley Bancorp                                833,032
 32,000    People's Bank                                       806,400
  3,600    Regions Financial Corp.                             120,096
 26,000    The South Financial Group                           537,160
 10,000    Union Planters Corp.                                281,400
  6,500    UnionBanCal Corp.                                   255,255
 17,500    Wells Fargo Corp.                                   820,225
                                                          ------------
                                                            11,638,730
                                                          ------------

           BEVERAGES, FOOD, AND TOBACCO -- 3.2%
  3,500    Anheuser-Busch Companies, Inc.                      169,400
104,300    Chiquita Brands International*                    1,383,018
 10,300    Coca-Cola Co.                                       451,346
 15,200    Coca-Cola Enterprises, Inc.                         330,144
 13,100    Conagra, Inc.                                       327,631
  1,000    Hain Celestial Group, Inc.*                          15,200
 12,100    Kraft Foods, Inc.                                   471,053
 17,400    Pepsico, Inc.                                       734,628
 14,300    Philip Morris Companies, Inc.                       579,579
  4,700    RJ Reynolds Tobacco Holdings                        197,917
 15,300    Sara Lee Corp.                                      344,403
 13,200    Sysco Corp.                                         393,228
 13,000    Tyson Foods, Inc., Class A                          145,860
                                                          ------------
                                                             5,543,407
                                                          ------------
NUMBER
OF SHARES                                                  VALUE +

           BUILDING MATERIALS -- 0.1%
  6,500    Lowe's Companies, Inc.                             $243,750
                                                          ------------

           CHEMICALS -- 0.1%
 60,000    HPD Exploration*                                     14,248
  3,800    PPG Industries, Inc.                                190,570
                                                          ------------
                                                               204,818
                                                          ------------

           COMMERCIAL SERVICES -- 4.2%
  8,300    Accenture Ltd.                                      149,317
  3,700    Apollo Group, Inc.*                                 162,800
 11,400    Concord EFS, Inc.*                                  179,436
  5,300    Dyax Corp.*                                           9,540
 51,200    Exponent, Inc.*                                     751,616
 21,900    Gartner, Inc., Class A*                             201,480
109,200    Gartner, Inc., Class B*                           1,031,940
 34,400    Genencor International, Inc.*                       336,432
  2,200    GTECH Holdings Corp.                                 61,292
 13,000    H & R Block, Inc.                                   522,600
 63,700    ITT Educational Services, Inc.*                   1,500,135
 50,292    Pittston Brink's Group                              929,396
 46,700    R.H. Donnelley Corp.*                             1,368,777
  2,400    Rent-A-Center, Inc.                                 120,120
                                                          ------------
                                                             7,324,881
                                                          ------------

           COMMUNICATIONS -- 1.5%
 83,500    Latitude Communications, Inc.*                      127,755
 21,100    Nextel Communications, Inc.,
              Class A*                                         243,705
 20,700    Nokia Corp. - ADR                                   320,850
  8,500    Qualcomm, Inc.*                                     309,315
 22,300    Verizon Communications Corp.                        864,125
 50,000    Webex Communications, Inc.*                         750,000
                                                          ------------
                                                             2,615,750
                                                          ------------

           COMPUTER SOFTWARE AND PROCESSING -- 4.0%
198,237    Actuate Corp.*                                      350,879
  5,200    Adobe Systems, Inc.                                 129,532
  3,500    Affiliated Computer Services*                       184,275
 10,800    Agil Software Corp.*                                 83,592
 43,450    Art Technology Group, Inc.*                          53,878
112,300    Centra Software, Inc.*                              112,300
 10,000    Ceridian Corp.*                                     144,200
  8,200    Computer Sciences Corp.*                            282,490
 38,900    Corio, Inc.*                                         29,175
  4,700    Cysive, Inc.*                                        12,690
 65,205    Docent, Inc.                                        185,834
 10,900    First Data Corp.                                    385,969
  8,900    Intuit, Inc.*                                       417,588
 19,600    Marimba, Inc.*                                       31,948
 45,800    Mercator Software, Inc.*                             44,426
 59,800    Microsoft Corp.*                                  3,091,660
 40,700    Oracle Corp.*                                       439,560
 66,800    Preview Systems, Inc.                                 2,505
  6,200    Symantec Corp.*                                     251,162
  3,900    Take-Two Interactive Software, Inc.                  91,611
236,300    Tumbleweed Communications Corp.*                    366,501
 83,200    Unify Corp.*                                         33,280
 84,300    ValiCert, Inc.*                                      27,819
  9,000    VERITAS Software Corp.*                             140,580
                                                          ------------
                                                             6,893,454
                                                          ------------

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2002

NUMBER
OF SHARES                                                  VALUE +
           COMPUTERS AND INFORMATION -- 4.7%
126,700    Bull Run Corp.*                                    $117,831
  7,300    Check Point Software
              Technologies Ltd.*                                94,681
100,050    Cisco Systems, Inc.*                              1,310,655
 26,900    Dell Computer Corp.*                                719,306
 33,700    Digital River, Inc.                                 402,715
212,000    Earthlink, Inc.*                                  1,155,400
 19,000    EMC Corp.*                                          116,660
 20,240    Hewlett-Packard Co.                                 351,366
  9,000    Ingram Micro, Inc., Class A*                        111,150
 16,400    International Business
              Machines Corp.                                 1,271,000
  3,800    Lexmark International, Inc.*                        229,900
 21,253    Nexprise, Inc.*                                      29,329
  2,380    Niku Corp.                                            9,496
 58,000    Secure Computing Corp.*                             371,780
128,200    SeeBeyond Technology Corp.*                         311,526
146,300    Selectica, Inc.*                                    395,010
  5,500    Sun Microsystems, Inc.*                              17,105
 47,000    Websense, Inc.*                                   1,003,967
 16,400    Xerox Corp.*                                        132,020
                                                          ------------
                                                             8,150,897
                                                          ------------

           CONTAINERS AND PACKAGING -- 0.0%
  1,100    Ball Corp.                                           56,309
                                                          ------------
           COSMETICS AND PERSONAL CARE -- 1.8%
  1,500    Colgate-Palmolive Co.                                78,645
122,200    Playtex Products, Inc.*                           1,207,336
 22,100    Procter & Gamble Co.                              1,899,274
                                                          ------------
                                                             3,185,255
                                                          ------------

           DIVERSIFIED -- 2.2%
      9    Berkshire Hathaway Inc., Class A*                   654,750
 78,000    General Electric Co.                              1,899,300
121,200    Walter Industries, Inc.                           1,312,596
                                                          ------------
                                                             3,866,646
                                                          ------------

           ELECTRIC UTILITIES -- 0.8%
  9,500    American Electric Power, Inc.                       259,635
 15,900    CenterPoint Energy, Inc.                            135,150
  8,100    Edison International*                                95,985
  4,700    Entergy Corp.                                       214,273
  9,200    Exelon Corp.                                        485,484
  5,000    Public Service Enterprise
              Group, Inc.                                      160,500
                                                          ------------
                                                             1,351,027
                                                          ------------
           ELECTRICAL EQUIPMENT -- 0.3%
  3,500    Black & Decker Corp.                                150,115
 13,600    Capstone Turbine Corp.                               12,240
 15,000    Linear Technology Corp.                             385,800
                                                          ------------
                                                               548,155
                                                          ------------
           ELECTRONICS -- 1.8%
  4,000    Analog Devices, Inc.*                                95,480
 62,000    Checkpoint Systems, Inc.*                           641,080
 72,500    Intel Corp.                                       1,128,825
 52,000    Rogers Corp.*                                     1,157,000
  3,700    Stoneridge, Inc.*                                    44,030
 55,760    Superconductor Technologies, Inc.*                   52,414
                                                          ------------
                                                             3,118,829
                                                          ------------
NUMBER
OF SHARES                                                  VALUE +

           ENTERTAINMENT AND LEISURE -- 0.5%
  9,000    Eastman Kodak Co.                                  $315,360
  6,200    Harrah's Entertainment, Inc.*                       245,520
 37,000    Liberty Media Corp., Class A*                       330,780
                                                          ------------
                                                               891,660
                                                          ------------

           FINANCIAL SERVICES -- 5.0%
  7,800    American Express Co.                                275,730
  2,500    Capital One Financial Corp.                          74,300
 75,766    Citigroup, Inc.                                   2,666,206
319,300    E-LOAN, Inc.*                                       590,826
 16,600    Fannie Mae                                        1,067,878
  9,600    Freddie Mac                                         566,880
  4,600    Golden West Financial Corp.                         330,326
  4,000    Goldman Sachs Group, Inc.                           272,400
333,200    Instinet Group, Inc.*                             1,409,436
 23,050    MBNA Corp.                                          438,411
  8,200    Merrill Lynch & Co.                                 311,190
  3,300    Moody's Corp.                                       136,257
 11,200    Morgan Stanley                                      447,104
  4,600    Washington Mutual, Inc.                             158,838
                                                          ------------
                                                             8,745,782
                                                          ------------

           FOREST PRODUCTS AND PAPER -- 0.1%
 13,400    Georgia-Pacific Group                               216,544
  2,100    Universal Forest Products, Inc.                      44,774
                                                          ------------
                                                               261,318
                                                          ------------

           HEALTHCARE PROVIDERS -- 1.9%
  1,400    Impath, Inc.*                                        27,608
 40,000    Lincare Holdings, Inc.*                           1,264,800
  5,900    Quest Diagnostics, Inc.*                            335,710
 37,000    Universal Health Services, Inc.,
              Class B*                                       1,668,700
                                                          ------------
                                                             3,296,818
                                                          ------------

           HEAVY MACHINERY -- 0.6%
 15,000    Applied Materials, Inc.*                            195,450
  3,100    Deere & Co.                                         142,135
  2,300    Eaton Corp.                                         179,653
  3,700    Ingersoll Rand Co.                                  159,322
  6,400    Paccar, Inc.                                        295,232
  2,000    SPX Corp.*                                           74,900
  3,300    W-H Energy Services, Inc.*                           48,147
                                                          ------------
                                                             1,094,839
                                                          ------------

           HOME CONSTRUCTION, FURNISHINGS,
              AND APPLIANCES -- 0.1%
  3,300    M/I Schottenstein Homes, Inc.                        91,740
                                                          ------------

           HOUSEHOLD PRODUCTS -- 0.5%
  7,600    Energizer Holdings, Inc.*                           212,040
  7,600    Fortune Brands, Inc.                                353,476
  4,900    Owens-Illinois, Inc.*                                71,442
  7,700    The Clorox Co.                                      317,625
                                                          ------------
                                                               954,583
                                                          ------------

           INDUSTRIAL - DIVERSIFIED -- 0.6%
  8,800    3M Co.                                            1,085,040
                                                          ------------

           INSURANCE -- 5.3%
 21,200    Allstate Corp.                                      784,188
  4,200    American Financial Group, Inc.                       96,894
 24,162    American International Group, Inc.                1,397,772

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2002

NUMBER
OF SHARES                                                  VALUE +
 30,000    Brown & Brown, Inc.                                $969,600
  3,600    CIGNA Corp.                                         148,032
 80,300    CNA Surety Corp.                                    630,355
  1,800    Fidelity National Financial, Inc.                    59,094
 42,200    Hilb, Rogal & Hamilton Co.                        1,725,980
 11,400    John Hancock Financial Services,
              Inc.                                             318,060
  6,700    Loews Corp.                                         297,882
 11,300    Marsh & McLennan Companies, Inc.                    522,173
  7,300    MBIA Inc.                                           320,178
 21,200    MetLife, Inc.                                       573,248
  6,600    The Progressive Corp.                               327,558
  3,500    The St. Paul Cos., Inc.                             119,175
  8,500    United Health Group, Inc.                           709,750
  3,600    Xl Capital Ltd., Class A                            278,100
                                                          ------------
                                                             9,278,039
                                                          ------------

           MEDIA - BROADCASTING AND PUBLISHING -- 2.5%
 39,300    AOL Time Warner, Inc.*                              514,830
  4,658    Comcast Corp.                                       109,789
  2,500    E.W. Scripps Co.                                    192,375
 47,500    Emmis Communications Corp., Class
              A*                                               989,425
 41,000    Insight Communications Co., Inc.*                   507,580
469,300    Primedia, Inc.*                                     966,758
  7,000    Tribune Co.                                         318,220
 14,800    Viacom, Inc., Class B*                              603,248
    200    Washington Post Co.                                 147,600
                                                          ------------
                                                             4,349,825
                                                          ------------

           MEDICAL SUPPLIES -- 5.4%
 44,000    ArthoCare Corp.*                                    433,400
  6,700    Baxter International, Inc.                          187,600
 25,900    Beckman Coulter, Inc.                               764,568
  2,000    Bio-Rad Laboratories, Inc.                           77,400
    700    Biosite, Inc.*                                       23,814
  3,300    Boston Scientific Corp.*                            140,316
  8,500    Cohesion Technologies, Inc.*                         32,555
 31,800    Curon Medical, Inc.                                  20,352
  2,500    Fisher Scientific
              International, Inc.*                              75,200
  5,400    Guidant Corp.*                                      166,590
 49,900    Johnson & Johnson                                 2,680,129
 11,100    Medtronic, Inc.                                     506,160
  4,100    North American Scientific, Inc.*                     36,859
 50,800    Owens & Minor, Inc.                                 834,136
197,200    Perkinelmer, Inc.                                 1,626,900
  3,400    St. Jude Medical, Inc.*                             135,048
  2,300    Stryker Corp.                                       154,376
 83,323    Sybron Dental Specialties*                        1,237,347
 18,800    Viasys Healthcare, Inc.                             279,932
                                                          ------------
                                                             9,412,682
                                                          ------------

           METALS AND MINING -- 0.6%
 10,300    Alcan, Inc. - ADR                                   304,056
 19,935    Meridian Gold, Inc.                                 350,042
 34,100    North American Palladium Ltd.*                      118,668
 35,000    Pacific Rim Mining Corp.(a)                          17,150
  9,700    Steel Dynamics, Inc.*                               116,691
  5,000    United States Steel Corp.                            65,600
                                                          ------------
                                                               972,207
                                                          ------------
NUMBER
OF SHARES                                                  VALUE +

           OIL AND GAS -- 5.6%
  4,700    Amerada Hess Corp.                                 $258,735
  4,500    Apache Corp.                                        256,455
 11,800    Burlington Resources, Inc.                          503,270
 58,600    Canadian Superior Energy, Inc.                       56,842
  6,200    Carbon Energy Corp.*                                 62,000
 29,400    Denbury Resources, Inc.*                            332,220
  5,250    Devon Energy Corp.                                  240,975
 49,000    Encore Acquisition Co.*                             902,580
 41,000    Exxon Mobil Corp.                                 1,432,540
144,883    Hanover Compressor Co.*                           1,330,026
 12,800    Marathon Oil Corp.                                  272,512
  3,000    Murphy Oil Corp.                                    128,550
  3,500    Noble Energy, Inc.                                  123,025
 22,500    Occidental Petroleum Corp.                          640,125
 21,000    Patina Oil & Gas Corp.                              664,650
  3,900    Royal Dutch Petroleum Co., NY
              Shares                                           171,678
  6,000    Schlumberger Ltd.                                   252,540
  6,800    Talisman Energy, Inc.                               245,956
 55,600    Tom Brown, Inc.*                                  1,395,560
 57,000    Ultra Petroleum Corp.*                              564,300
                                                          ------------
                                                             9,834,539
                                                          ------------

           PHARMACEUTICALS -- 5.3%
 14,600    Abbott Laboratories                                 584,000
 18,100    Amgen, Inc.*                                        874,954
 14,400    Arena Pharmaceuticals, Inc.*                         93,744
 30,600    Bristol-Myers Squibb Co.                            708,390
  5,750    Cardinal Health, Inc.                               340,342
  1,100    Corixa Corp.*                                         6,991
 19,300    Elan Corp. plc - ADR*                                47,478
  7,100    Eli Lilly & Co.                                     450,850
  3,400    Forest Laboratories, Inc.*                          333,948
 18,200    Gen-Probe, Inc.                                     431,249
  3,500    IDEC Phramaceuticals Corp.                          116,025
  4,100    McKesson HBOC, Inc.                                 110,823
 35,600    Merck & Co., Inc.                                 2,015,316
 76,025    Pfizer, Inc.                                      2,324,084
  4,500    Pharmacyclics, Inc.*                                 16,065
269,200    PharmChem Laboratories, Inc.*                        61,916
  5,400    Schering-Plough Corp.                               119,880
  7,700    Teva Pharmaceutical Industries Ltd.                 297,182
 22,300    Titan Pharmaceuticals, Inc.*                         31,889
  6,700    Wyeth Corp.                                         250,580
                                                          ------------
                                                             9,215,706
                                                          ------------

           REAL ESTATE -- 0.6%
 45,800    Post Properties, Inc.                             1,094,620
                                                          ------------

           RESTAURANTS -- 0.6%
 65,000    Ruby Tuesday, Inc.                                1,123,850
                                                          ------------

           RETAILERS -- 5.3%
 12,200    Albertson's, Inc.                                   271,572
  3,700    AutoZone, Inc.*                                     261,405
 10,500    Best Buy Co., Inc.*                                 253,575
 75,125    Big Lots, Inc.                                      993,904
  4,100    CVS Corp.                                           102,377
 31,800    Duane Reade, Inc.                                   540,600
 13,000    Federated Department Stores, Inc.*                  373,880
 66,300    Geerlings & Wade, Inc.*                              51,051
 21,000    Home Depot, Inc.                                    503,160

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2002

NUMBER
OF SHARES                                                  VALUE +
  9,400    JC Penney Company, Inc.                            $216,294
  4,800    Kohl's Corp.*                                       268,560
 19,800    Kroger Co.*                                         305,910
 18,000    Limited Brands                                      250,740
  8,100    RadioShack Corp.                                    151,794
 95,600    Restoration Hardware Inc.*                          478,956
 11,700    Safeway, Inc.*                                      273,312
100,000    Saks, Inc.*                                       1,174,000
  6,500    Staples, Inc.*                                      118,853
 21,100    Target Corp.                                        633,000
  4,000    The Sherwin-Williams Co.                            113,000
 10,700    TJX Companies, Inc.                                 208,864
  9,700    Walgreen Co.                                        283,143
 15,700    Wal-Mart Stores, Inc.                               793,007
 60,000    Whitehall Jewellers, Inc.*                          570,000
                                                          ------------
                                                             9,190,957
                                                          ------------

           TELEPHONE SYSTEMS -- 3.2%
384,900    Allegiance Telecom, Inc.*                           257,883
 12,480    AT&T Corp.                                          325,853
 19,000    AT&T Wireless Services, Inc.*                       107,350
 15,500    BCE, Inc.                                           279,155
  8,100    BellSouth Corp.                                     209,547
412,400    Broadwing, Inc.*                                  1,451,648
 94,100    General Communications, Inc., Class
              A*                                               631,411
 39,600    Sprint Corp. (FON Group)                            573,408
 41,500    Sprint Corp. (PCS Group)*                           181,770
 42,800    United States Cellular Corp.*                     1,070,856
 22,700    Vodafone Group plc - ADR                            411,324
                                                          ------------
                                                             5,500,205
                                                          ------------

           TEXTILES, CLOTHING, AND FABRICS -- 0.1%
  5,000    Jones Apparel Group, Inc.*                          177,200
                                                          ------------
           TRANSPORTATION -- 2.0%
  4,800    Burlington Northern Santa Fe Corp.                  124,848
 20,000    CNF, Inc.                                           664,800
 41,800    EGL, Inc.*                                          595,650
  4,800    FedEx Corp.                                         260,256
111,600    PetroQuest Energy, Inc.*                            463,140
  2,700    Union Pacific Corp.                                 161,649
 87,900    Wabtec Corp.                                      1,234,116
                                                          ------------
                                                             3,504,459
                                                          ------------
           Total Common Stocks
              (Cost $154,312,993)                          138,124,650
                                                          ------------
           COMMINGLED INVESTMENT VEHICLES -- 3.4%
554,017    Vanguard Global Equity Fund
              (Cost $6,000,000)                              6,000,000
                                                          ------------

           LIMITED PARTNERSHIPS -- 12.4%
           Adage Capital Partners,
              LP*(a)(b)(c)                                  21,298,295
           Gotham Partners, LP*(a)(b)(c)                       284,798
                                                          ------------
           Total Limited Partnerships
              (Cost $28,473,105)                            21,583,093
                                                          ------------
NUMBER
OF SHARES                                                  VALUE +
           PREFERRED STOCKS -- 0.0%
 59,400    ClickAction, Inc.*(a)
              (Cost $0)                                             $0
                                                          ------------

                                             EXPIRATION
                                                DATE

        WARRANTS -- 0.0%
  600   ClickAction, Inc.*(a)                 03/15/03            0
20,000  Conductus, Inc.*                      09/20/03            0
                                                         ----------
        Total Warrants
           (Cost $0)                                              0
                                                         ----------

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE

             SHORT-TERM INVESTMENTS -- 2.9%

             REPURCHASE AGREEMENT -- 2.2%
 $3,870,505  Investors Bank & Trust Co. --
                Repurchase Agreement issued 12/31/02 (proceeds at
                maturity $3,870,720) (Collateralized by $3,925,689
                GNMA, 5.75% due 7/20/22 with a market value of
                $4,064,030)
                (Cost $3,870,504)             1.000%     01/02/03      3,870,504
                                                                    ------------

             US TREASURY SECURITY -- 0.7%#
  1,150,000  US Treasury Bill++
                (Cost $1,146,837)             1.160%     03/27/03      1,146,887
                                                                    ------------
             Total Short-Term Investments
                (Cost $5,017,341)                                      5,017,391
                                                                    ------------
             Total Investments -- 97.8%
                (Cost $193,803,439)                                  170,725,134
             Other Assets in Excess of
                Liabilities -- 2.2%                                    3,751,814
                                                                    ------------
             NET ASSETS -- 100.0%                                   $174,476,948
                                                                    ============

 NUMBER
OF SHARES

           SHORT PORTFOLIO -- (0.7%)

           BANKING -- (0.0%)
  1,200    Silicon Valley Bancshares*                         (21,900)
                                                          -----------

           COMMERCIAL SERVICES -- (0.0%)
  4,800    Lexicon Genetics, Inc.                             (22,704)
    400    Trimeris, Inc.                                     (17,268)
                                                          -----------
                                                              (39,972)
                                                          -----------

           COMMUNICATIONS -- (0.0%)
    600    Videolan Technologies, Inc.*                             0
                                                          -----------

           MEDICAL SUPPLIES -- (0.0%)
  5,100    Aradigm Corp.*                                      (8,262)
    300    Boston Scientific Corp.*                           (12,756)
  2,200    Ciphergen Biosystems, Inc.                          (7,590)
  1,400    Conceptus, Inc.                                    (16,772)
    400    Intuitive Surgical, Inc.*                           (2,464)
    300    Johnson & Johnson                                  (16,113)
  2,700    Vivus, Inc.*                                       (10,071)
                                                          -----------
                                                              (74,028)
                                                          -----------

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2002

 NUMBER
OF SHARES                                                   VALUE +

           PHARMACEUTICALS -- (0.7%)
  1,000    Abgenix, Inc.                                      $(7,370)
    200    Affymetrix, Inc.*                                   (4,578)
  1,800    Alliance Pharmaceutical Corp.*                        (216)
  7,100    Allos Therapeutics, Inc.*                          (53,392)
    300    Angiotech Pharmaceuticals, Inc.                    (10,218)
    400    Aphton Corp.*                                       (1,540)
  2,000    Applera Corp.                                      (35,080)
  9,700    Atherogenics, Inc.*                                (71,877)
  1,000    Axonyx, Inc.                                          (930)
  2,100    Biogen, Inc.*                                      (84,126)
  1,800    Biopure Corp.                                       (6,696)
  4,100    Biomira, Inc.*                                      (3,813)
  3,500    CV Therapeutics, Inc.*                             (63,770)
  3,900    Cell Genesys, Inc.                                 (43,489)
    300    Celgene Corp.                                       (6,441)
  2,100    Chiron Corp.*                                      (78,960)
    300    Cortex Pharmaceuticals, Inc.*                         (195)
  1,700    Decode Genetics, Inc.*                              (3,145)
  7,100    Dendreon Corp.                                     (37,701)
  5,000    Generex Biotechnology Corp.*                        (7,550)
  5,600    GenVec, Inc.*                                      (17,808)
  7,600    Genzyme Molecular Oncology*                        (13,300)
  1,600    Geron Corp.                                         (5,760)
  1,700    Gilead Sciences, Inc.                              (57,800)
  1,500    Glaxo Wellcome plc - ADR                           (56,190)
    400    Hemispherx Biopharma, Inc.*                           (852)
  4,500    Human Genome Sciences, Inc.*                       (39,645)
  3,900    Immunomedics, Inc.                                 (18,018)
 10,800    Inhale Therapeutic Systems, Inc.*                  (87,264)
    400    InterMune, Inc.*                                   (10,204)
  1,700    Introgen Therapeutics, Inc.*                        (3,655)
  1,200    Merck & Co., Inc.                                  (67,932)
  2,200    Millennium Pharmaceuticals, Inc.                   (17,468)
NUMBER
OF SHARES                                                  VALUE +
  5,000    Myriad Genetics, Inc.*                            $(73,000)
  1,000    Neopharm, Inc.                                     (10,235)
  1,300    Neurogen Corp.                                      (4,719)
 13,900    Onyx Pharmaceuticals, Inc.*                        (80,759)
  1,100    OXiGENE Inc.*                                       (1,155)
  3,400    Peregrine Pharmaceuticals, Inc.*                    (2,652)
  5,800    Pozen, Inc.*                                       (29,870)
    500    Protein Design Labs, Inc.                           (4,250)
  1,000    Regeneron Pharmaceuticals, Inc.*                   (18,510)
  1,500    Sangamo Biosciences, Inc.*                          (4,515)
    700    Scios, Inc.*                                       (22,806)
    400    Tularik, Inc.                                       (2,984)
                                                          -----------
                                                           (1,172,438)
                                                          -----------
           Total Short Portfolio
              (Proceeds $1,570,000)                       $(1,308,338)
                                                          -----------


ADR  American Depositary Receipt
GNMA Government National Mortgage Association
  *  Non-income producing security
 ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security.
(c) Underlying fund investments and industry breakdowns at December 31, 2002, not available to the advisor.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF BOND FUND                                             DECEMBER 31, 2002

POLICY CONSIDERATIONS: For reasons explained in a memo on bond investing distributed to all TIFF Bond Fund (BF) members in September 2002 (and posted in the news section of TIFF's Website), the board is encouraging all such members to adopt a new approach to bond investing -- one that renders the BF obsolete. The recommended approach -- which is new to many TIFF members but has been practiced successfully for years by certain well-managed endowments -- distinguishes between bonds held on a permanent basis and all others. The former should be high quality, long-term, and non-callable, to ensure their reliability as deflation hedges. Accordingly, it is expected that during 1Q 2003, the cooperative will launch the TIFF Government Bond Fund (GBF), a new vehicle designed specifically to meet the needs of eligible charities seeking low-cost deflation hedges.

PERFORMANCE EVALUATION: Through year-end, the fund has underperformed its benchmark net of expenses since its inception. Incremental yields on the corporate and mortgage securities favored by most active bond managers (including the fund's) have risen materially since the mid-1990s, causing such issues to underperform Treasuries of comparable maturity during much of this time period. Of course, the last three years have been even more hostile to stock investors than they have been to active bond managers, with virtually all stock portfolios underperforming the fund's three-year cumulative return of 29.3% by sickeningly wide margins. It is perhaps small solace to BF members that the fund has outperformed virtually all forms of ownership as distinct from creditorship (i.e., virtually all forms of equity as distinct from bond investing) since stock prices peaked in early 2000 (from March 31, 2000, through December 31, 2002, the Bond Fund was up 27%, Wilshire 5000 down 40% and MSCI All Country World Free ex US down 43%). We highlight this fact only to remind holders that the incremental credit and call risks that they willingly incurred by investing in the fund rather than in non-callable Treasuries have been punished rather than rewarded during the stock market's most recent bear phase. On the other hand, the incremental risks that holders consciously SHUNNED by investing perhaps larger fractions of their capital in bonds than they needed to for strictly deflation-hedging purposes have been punished even more severely. As the advisor oversees the BF's liquidation, it derives strength (justifiably or not) from the assumption that the fund's perpetuation for an extended period after the publication of our cautionary white papers on active bond investing has helped some members conserve capital that might have been lost -- in the stock market.

                                                                TOTAL RETURN*
                                                              -----------------
                                                               TIFF
                                                               Bond    Lehman
                                                              Fund**  Aggregate
                                                              -----------------
                    Calendar Year 2002                        7.94%     10.26%
                    3-Year Annualized                         8.94%     10.09%
                    5-Year Annualized                         6.67%      7.54%
                    Annualized since
                      Inception**                             7.50%      8.09%
                    Cumulative since
                      Inception**                             86.15%    95.18%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF BOND FUND  LEHMAN AGGREGATE BOND INDEX
5/31/94           $100,000                     $100,000
6/30/94            $99,758                      $99,780
7/31/94           $101,276                     $101,766
8/31/94           $101,498                     $101,888
9/30/94           $100,206                     $100,390
10/31/94          $100,068                     $100,300
11/30/94           $99,906                     $100,079
12/31/94          $100,462                     $100,770
1/31/95           $102,346                     $102,765
2/28/95           $104,512                     $105,211
3/31/95           $105,359                     $105,852
4/30/95           $106,933                     $107,334
5/31/95           $111,181                     $111,488
6/30/95           $111,801                     $112,302
7/31/95           $111,524                     $112,055
8/31/95           $112,840                     $113,411
9/30/95           $113,942                     $114,511
10/31/95          $115,388                     $116,000
11/30/95          $116,908                     $117,739
12/31/95          $118,390                     $119,388
1/31/96           $119,063                     $120,176
2/29/96           $117,086                     $118,085
3/31/96           $116,339                     $117,258
4/30/96           $115,672                     $116,602
5/31/96           $115,431                     $116,368
6/30/96           $117,038                     $117,928
7/31/96           $117,332                     $118,246
8/31/96           $117,289                     $118,045
9/30/96           $119,370                     $120,099
10/31/96          $121,911                     $122,765
11/30/96          $124,115                     $124,864
12/31/96          $123,188                     $123,703
1/31/97           $123,754                     $124,087
2/28/97           $124,299                     $124,397
3/31/97           $123,134                     $123,016
4/30/97           $124,792                     $124,861
5/31/97           $125,853                     $126,048
6/30/97           $127,312                     $127,548
7/31/97           $130,786                     $130,991
8/31/97           $129,679                     $129,878
9/30/97           $131,536                     $131,800
10/31/97          $133,101                     $133,711
11/30/97          $133,510                     $134,326
12/31/97          $134,753                     $135,683
1/31/98           $135,960                     $137,420
2/28/98           $135,966                     $137,310
3/31/98           $136,681                     $137,777
4/30/98           $137,372                     $138,493
5/31/98           $138,599                     $139,809
6/30/98           $139,885                     $140,997
7/31/98           $139,892                     $141,293
8/31/98           $141,531                     $143,596
9/30/98           $143,181                     $146,956
10/31/98          $142,340                     $146,178
11/30/98          $143,983                     $147,011
12/31/98          $144,614                     $147,453
1/31/99           $145,889                     $148,505
2/28/99           $143,339                     $145,906
3/31/99           $144,510                     $146,714
4/30/99           $144,945                     $147,179
5/31/99           $143,519                     $145,884
6/30/99           $143,011                     $145,417
7/31/99           $142,187                     $144,806
8/31/99           $141,766                     $144,734
9/30/99           $143,830                     $146,414
10/31/99          $144,482                     $146,955
11/30/99          $144,803                     $146,944
12/31/99          $143,963                     $146,236
1/31/2000         $143,123                     $145,756
2/29/2000         $144,795                     $147,519
3/31/2000         $146,488                     $149,463
4/30/2000         $146,221                     $149,035
5/31/2000         $145,951                     $148,967
6/30/2000         $149,073                     $152,067
7/31/2000         $150,396                     $153,446
8/31/2000         $152,637                     $155,670
9/30/2000         $153,790                     $156,649
10/31/2000        $154,622                     $157,684
11/30/2000        $157,039                     $160,262
12/31/2000        $159,810                     $163,235
1/31/2001         $162,293                     $165,906
2/28/2001         $163,908                     $167,351
3/31/2001         $164,752                     $168,191
4/30/2001         $163,959                     $167,493
5/31/2001         $164,955                     $168,503
6/30/2001         $165,645                     $169,140
7/31/2001         $169,486                     $172,922
8/31/2001         $171,646                     $174,902
9/30/2001         $173,117                     $176,939
10/31/2001        $176,642                     $180,643
11/30/2001        $174,084                     $178,152
12/31/2001        $172,449                     $177,020
1/31/2002         $173,995                     $178,452
2/28/2002         $175,526                     $180,182
3/31/2002         $172,635                     $177,183
4/30/2002         $175,830                     $180,619
5/31/2002         $177,115                     $182,154
6/30/2002         $177,667                     $183,730
7/31/2002         $178,304                     $185,948
8/31/2002         $180,922                     $189,086
9/30/2002         $183,464                     $192,150
10/31/2002        $182,217                     $191,275
11/30/2002        $182,295                     $191,224
12/31/2002        $186,150                     $195,174

------------

*    Total return assumes dividend reinvestment.
**   Commencement of operations was May 31, 1994.
     Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund is no load but incurs fees and other expenses as set forth in the prospectus.

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

             US TREASURY OBLIGATIONS -- 10.3%
 $1,585,000  US Treasury Bond                 5.250%   11/15/28    $1,655,520
  3,000,000  US Treasury Bond                 5.375%   02/15/31     3,270,468
  1,185,000  US Treasury Bond+                6.250%   08/15/23     1,392,190
  3,875,000  US Treasury Note                 3.500%   11/15/06     4,032,422
    825,000  US Treasury Note                 4.000%   11/15/12       836,666
    300,000  US Treasury Note+                5.375%   06/30/03       306,164
  9,190,000  US Treasury Strip#               3.470%   08/15/20     3,687,203
                                                                 ------------
             Total US Treasury Obligations
                (Cost $14,741,542)                                 15,180,633
                                                                 ------------

             US GOVERNMENT AGENCY OBLIGATIONS -
                MORTGAGE-BACKED -- 52.8%
    200,000  FHLB                             5.410%   02/14/06       200,816
    300,000  FHLB                             5.640%   03/27/06       302,695
  1,000,000  FHLMC                            4.125%   02/04/05     1,002,515
    600,000  FHLMC                            4.125%   06/27/05       606,717
  1,185,545  FHLMC (IO), Ser. 212, Class
                IO#(a)                        6.000%   05/01/31       156,629
  4,000,000  FHLMC (TBA)                      6.500%   01/01/32     4,165,000
    357,475  FHLMC, Ser. T-41, Class 3A       7.500%   07/25/32       387,525
    174,045  FHLMC, Ser. T-42, Class A5       7.500%   02/25/42       188,676
    250,000  FNMA                             4.100%   02/28/05       251,153
    400,000  FNMA                             4.750%   06/18/07       417,986
    350,000  FNMA                             5.000%   04/25/06       353,623
  1,600,000  FNMA                             5.000%   05/14/07     1,675,251
    741,000  FNMA                             5.125%   02/13/04       772,032
    640,000  FNMA                             5.125%   07/15/12       681,175
    750,000  FNMA                             5.250%   06/15/06       817,308
  1,850,000  FNMA                             5.250%   03/22/07     1,937,005
  3,000,000  FNMA                             5.250%   04/15/07     3,284,358
    500,000  FNMA                             5.550%   05/15/06       507,198
    400,000  FNMA                             6.125%   03/15/12       455,992
  1,460,489  FNMA                             6.500%   04/01/28     1,523,115
  1,190,236  FNMA                             6.500%   05/01/28     1,241,274
  1,349,776  FNMA                             6.500%   06/01/28     1,407,654
  1,658,056  FNMA                             6.500%   04/01/30     1,727,189
  2,713,176  FNMA                             6.500%   07/01/32     2,826,302
  2,271,807  FNMA                             6.500%   08/01/32     2,366,530
  4,772,706  FNMA                             6.500%   09/01/32     4,971,704
    432,204  FNMA                             7.000%   03/01/24       457,987
  3,762,018  FNMA                             7.000%   09/01/31     3,956,925
    728,703  FNMA                             7.000%   04/01/32       766,456
    175,352  FNMA                             7.000%   05/01/32       184,436
  1,915,688  FNMA                             7.000%   07/01/32     2,014,938
  2,300,000  FNMA                             7.250%   01/15/10     2,786,956
    275,000  FNMA                             7.250%   05/15/30       345,928
    451,567  FNMA                             7.500%   06/25/32       488,853
  2,121,808  FNMA                             7.500%   10/25/41     2,300,174
    654,761  FNMA                             7.500%   02/25/42       704,713
    881,201  FNMA                             7.500%   01/25/48       955,277
     81,498  FNMA                             9.000%   03/01/25        90,575
  3,000,000  FNMA (TBA)                       5.000%   01/01/18     3,072,186
  5,900,000  FNMA (TBA)                       6.000%   02/01/32     6,077,000
  6,000,000  FNMA (TBA)                       6.500%   01/01/14     6,326,250
  1,600,000  FNMA (TBA)                       7.500%   01/01/31     1,698,499
  1,200,000  FNMA, Ser. 2001-59, Class VB     6.000%   11/25/15     1,260,370
    168,200  GNMA                             6.500%   12/15/28       176,809
    987,708  GNMA                             6.500%   03/15/29     1,037,945
    182,859  GNMA                             6.500%   04/15/29       192,159
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
 $1,257,400  GNMA                             6.500%   05/15/29    $1,321,354
  1,244,408  GNMA                             6.500%   06/15/29     1,307,701
    636,445  GNMA                             6.500%   08/15/29       668,816
  1,523,983  GNMA                             6.500%   04/15/32     1,600,630
    332,351  GNMA                             7.000%   12/15/28       352,341
    299,816  GNMA                             7.500%   12/15/25       321,549
    210,123  GNMA                             7.500%   06/15/26       224,956
    129,144  GNMA                             7.500%   07/15/26       138,261
    564,017  GNMA                             7.500%   08/15/27       603,136
    109,506  GNMA                             9.500%   10/15/24       123,313
    446,810  GNMA II                          6.375%   01/20/18       461,942
    108,217  GNMA II                          6.625%   12/20/17       112,069
     90,645  GNMA II                          6.750%   08/20/17        93,370
  1,400,000  GNMA, Ser. 2001-62, Class VL     6.500%   11/16/17     1,500,913
                                                                 ------------
             Total US Government Agency
                Obligations --
                Mortgage-Backed
                (Cost $76,273,961)                                 77,952,209
                                                                 ------------

             CORPORATE OBLIGATIONS -- 30.5%

             AEROSPACE AND DEFENSE -- 0.6%
    320,000  Boeing Capital Corp.             5.750%   02/15/07       338,120
    320,000  Boeing Capital Corp.             6.500%   02/15/12       341,188
    115,000  Northrop Grumman Corp.           7.750%   02/15/31       137,869
                                                                 ------------
                                                                      817,177
                                                                 ------------

             AIRLINES -- 0.4%
     71,748  Continental Airlines, Inc.       6.545%   02/02/19        62,260
     59,929  Continental Airlines, Inc.       7.256%   03/15/20        52,525
    391,583  Continental Airlines, Inc.       8.048%   11/01/20       344,041
     45,000  Delta Air Lines, Inc.            7.111%   09/18/11        44,481
    100,000  Southwest Airlines Co.           6.500%   03/01/12       104,330
                                                                 ------------
                                                                      607,637
                                                                 ------------

             AUTOMOTIVE -- 1.2%
    330,000  ArvinMeritor, Inc.               6.800%   02/15/09       326,302
    350,000  DaimlerChrysler NA Holding
                Corp.                         6.400%   05/15/06       377,286
    190,000  DaimlerChrysler NA Holding
                Corp.                         7.300%   01/15/12       213,208
    190,000  DaimlerChrysler NA Holding
                Corp.                         8.500%   01/18/31       233,836
    670,000  Ford Motor Co.                   7.450%   07/16/31       582,812
                                                                 ------------
                                                                    1,733,444
                                                                 ------------

             BANKING -- 1.8%
    430,000  Bank of America Corp.            3.875%   01/15/08       436,210
    180,000  Bank One Corp.                   7.625%   08/01/05       202,812
    220,000  BNP US Funding LLC (144A){::}    7.738%   12/31/49       250,251
    100,000  Capital One Bank                 8.250%   06/15/05       101,110
    175,000  Citigroup, Inc.                  5.625%   08/27/12       184,009
    330,000  First Union Corp.                6.400%   04/01/08       369,940
     85,000  First Union Institutional
                Capital I                     8.040%   12/01/26        95,847
    180,000  Golden West Financial Corp.      4.125%   08/15/07       185,492
    170,000  HSBC Holdings plc                5.250%   12/12/12       174,246
    170,000  J.P. Morgan Chase & Co.          6.625%   03/15/12       184,249
    125,000  Keycorp                          4.625%   05/16/05       130,051

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $205,000  Wachovia Corp.                   7.550%   08/18/05      $230,978
     60,000  Wells Fargo & Co.                4.800%   07/29/05        63,613
                                                                 ------------
                                                                    2,608,808
                                                                 ------------

             BEVERAGES, FOOD, AND TOBACCO -- 0.7%
    170,000  Coca-Cola Co.                    4.000%   06/01/05       177,975
    235,000  Kellogg Co.                      6.625%   01/29/04       245,445
    300,000  Tyson Foods, Inc.                7.250%   10/01/06       333,380
    300,000  Tyson Foods, Inc.                8.250%   10/01/11       354,694
                                                                 ------------
                                                                    1,111,494
                                                                 ------------

             CHEMICALS -- 0.4%
     70,000  Chevron Phillips Chemical Co.    5.375%   06/15/07        73,357
    135,000  Eastman Chemical Co.             7.000%   04/15/12       152,370
    250,000  Lyondell Chemical Co.            9.875%   05/01/07       240,000
    110,000  Rohm & Hass Co.                  7.850%   07/15/29       137,533
                                                                 ------------
                                                                      603,260
                                                                 ------------

             COMMERCIAL SERVICES -- 0.7%
    190,000  ERAC USA Finance Co.
                (144A){::}                    7.350%   06/15/08       213,934
    235,000  Hertz Corp.                      6.625%   05/15/08       223,602
    265,000  Hertz Corp.                      7.625%   06/01/12       252,952
     50,000  NA United Rentals, Inc.
                (144A){::}                   10.750%   04/15/08        49,250
    210,000  Waste Management, Inc.           6.500%   11/15/08       227,233
                                                                 ------------
                                                                      966,971
                                                                 ------------

             COMMUNICATIONS -- 1.4%
    310,000  Citizens Communications Co.      9.000%   08/15/31       362,841
    320,000  Comcast Cable Communications     8.875%   05/01/17       372,828
    340,000  News America Holdings, Inc.      7.600%   10/11/15       359,039
     70,000  News America Holdings, Inc.      7.750%   12/01/45        68,795
    235,000  News America Holdings, Inc.      9.250%   02/01/13       283,355
    350,000  Sprint Capital Corp.             8.750%   03/15/32       332,500
     85,000  Telus Corp.                      7.500%   06/01/07        82,450
    125,000  Univision Communications, Inc.   7.850%   07/15/11       141,771
                                                                 ------------
                                                                    2,003,579
                                                                 ------------

             COMPUTERS AND INFORMATION -- 0.1%
     80,000  NCR Corp. (144A){::}             7.125%   06/15/09        83,250
                                                                 ------------

             CONTAINERS AND PACKAGING -- 0.1%
    100,000  Packaging Corporation of
                America                       9.625%   04/01/09       107,250
                                                                 ------------

             COSMETICS AND PERSONAL CARE -- 0.2%
    120,000  Dial Corp.                       7.000%   08/15/06       132,390
    110,000  Gillette Company (144A){::}      3.750%   12/01/04       113,619
                                                                 ------------
                                                                      246,009
                                                                 ------------

             ELECTRIC UTILITIES -- 1.9%
    100,000  AmerenEnergy Generating Co.      7.950%   06/01/32       110,555
     90,000  Appalachian Power Co.            4.800%   06/15/05        90,369
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $150,000  BRL Universal Equipment          8.875%   02/15/08      $156,000
     90,000  Carolina Power & Light           6.500%   07/15/12        98,395
    315,000  Carolina Power & Light           6.650%   04/01/08       350,008
     85,000  Cincinnati Gas & Electric Co.    5.700%   09/15/12        87,129
    220,000  Constellat Energy Group          6.125%   09/01/09       224,966
     55,000  Dominion Resources Capital
                Trust III                     8.400%   01/15/31        60,154
    140,000  Dominion Resources, Inc.         7.625%   07/15/05       153,582
    110,000  Entergy Gulf States, Inc.
                (144A){::}                    5.200%   12/03/07       110,986
    190,000  Exelon Generation Co.            6.950%   06/15/11       205,387
     65,000  Florida Power & Light            6.875%   12/01/05        72,479
     90,000  Midamerican Energy Holdings      7.520%   09/15/08       101,561
    115,000  Oncor Electric Delivery
                (144A){::}                    6.375%   05/01/12       118,446
    165,000  Oncor Electric Delivery
                (144A){::}                    7.000%   05/01/32       164,977
    145,000  Oncor Electric Delivery
                (144A){::}                    7.250%   01/15/33       147,665
    230,000  Powergen US Funding LLC          4.500%   10/15/04       237,002
    135,000  PSEG Power                       8.625%   04/15/31       145,362
    165,000  PSEG Power (144A){::}            7.750%   04/15/11       175,027
                                                                 ------------
                                                                    2,810,050
                                                                 ------------

             ELECTRONICS -- 0.0%
     50,000  Samnina-SCI Corp. (144A){::}    10.375%   01/15/10        50,500
                                                                 ------------

             ENTERTAINMENT AND LEISURE -- 0.3%
     50,000  Bally Total Fitness Holdings,
                Ser. D                        9.875%   10/15/07        43,500
    250,000  Park Place Entertainment         7.875%   12/15/05       254,375
    115,000  Walt Disney Co.                  5.375%   06/01/07       121,511
                                                                 ------------
                                                                      419,386
                                                                 ------------

             FINANCIAL SERVICES -- 10.1%
    145,000  Ahold Finance USA, Inc.          6.875%   05/01/29       130,226
    440,000  AXA Financial, Inc.              7.750%   08/01/10       497,880
    175,000  Bombardier Capital, Inc.         6.125%   06/29/06       158,368
     90,000  CIT Group Holdings               7.750%   04/02/12       101,084
    300,000  CIT Group, Inc.                  5.500%   11/30/07       306,714
    105,000  CIT Group, Inc.                  5.750%   09/25/07       108,767
     55,000  CIT Group, Inc.                  7.375%   04/02/07        59,961
    230,000  Core Invest Grade Trust          4.727%   11/30/07       235,048
    220,000  Countrywide Capital III          8.050%   06/15/27       250,008
    510,000  Countrywide Home Loans           3.500%   12/19/05       514,524
    170,000  Countrywide Home Loans           5.250%   06/15/04       176,811
    550,000  Credit Suisse First Boston
                USA, Inc.                     6.500%   01/15/12       587,817
    125,000  Credit Suisse First Boston
                USA, Inc.                     7.125%   07/15/32       132,787
    170,000  Deutsche Telekom International
                Financial                     8.250%   06/15/30       196,376
    320,000  Ford Motor Credit Co.            6.500%   01/25/07       316,070
    335,000  Ford Motor Credit Co.            6.875%   02/01/06       335,587
    355,000  Ford Motor Credit Co.            7.250%   10/25/11       344,945
    365,000  General Electric Capital Corp.   5.450%   01/15/13       379,139
    350,000  General Electric Capital Corp.   6.000%   06/15/12       377,886

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $320,000  General Electric Capital Corp.   6.750%   03/15/32      $353,789
    320,000  General Motors Acceptance
                Corp.                         6.125%   08/28/07       323,798
  1,625,000  General Motors Acceptance
                Corp.                         8.000%   11/01/31     1,633,848
    300,000  Goldman Sachs Group, Inc.        5.500%   11/15/14       302,386
    115,000  Goldman Sachs Group, Inc.        6.600%   01/15/12       127,074
    230,000  Household Finance Corp.          6.375%   11/27/12       240,104
    305,000  Household Finance Corp.          6.400%   06/17/08       325,233
    235,000  Household Finance Corp.          7.625%   05/17/32       263,059
    725,000  International Lease Finance
                Corp.                         5.625%   06/01/07       759,008
    365,000  International Lease Finance
                Corp.                         5.750%   10/15/06       382,683
    245,000  KN Capital Trust III             7.630%   04/15/28       238,076
    330,000  Lehman Brothers Holdings, Inc.   7.000%   02/01/08       373,084
    385,000  MBNA Corp.                       7.500%   03/15/12       413,908
    360,000  Monumental Global Funding Ltd.
                (144A){::}                    5.200%   01/30/07       377,159
    340,000  Morgan Stanley Dean Witter &
                Co.                           6.100%   04/15/06       370,384
    160,000  Morgan Stanley Dean Witter &
                Co.                           7.250%   04/01/32       182,290
    190,000  Natexis Ambs Co. LLC
                (144A){::}                    8.440%   12/29/49       221,165
    320,000  National Rural Utilities
                Cooperative Finance Corp.     5.750%   08/28/09       341,638
    240,000  National Rural Utilities
                Cooperative Finance Corp.     6.125%   05/15/05       259,360
    320,000  Newcourt Credit Group            6.875%   02/16/05       336,350
    500,000  Salomon Smith Barney Holding     6.500%   02/15/08       559,289
     85,000  Simon Property Group             6.375%   11/15/07        91,943
    320,000  Textron Financial Corp.          6.000%   11/20/09       333,659
    300,000  Utility Contract Funding
                (144A){::}                    7.944%   10/01/16       292,920
    315,000  Verizon Global Funding Corp.     7.750%   06/15/32       369,236
    250,000  Washington Mutual Inc.           7.500%   08/15/06       281,115
                                                                 ------------
                                                                   14,962,556
                                                                 ------------

             FOREST PRODUCTS AND PAPER -- 0.3%
    115,000  Domtar, Inc.                     7.875%   10/15/11       134,407
    170,000  International Paper Co.          6.750%   09/01/11       189,161
     95,000  Sappi Pappier Holding AG
                (144A){::}                    6.750%   06/15/12       104,120
     85,000  Weyerhauser Co.                  6.750%   03/15/12        92,679
                                                                 ------------
                                                                      520,367
                                                                 ------------

             HEALTHCARE PROVIDERS -- 0.5%
    115,000  HCA, Inc.                        7.125%   06/01/06       121,870
     65,000  HCA, Inc.                        7.875%   02/01/11        71,265
    365,000  Humana, Inc.                     7.250%   08/01/06       391,973
    125,000  Wellpoint Health Network, Inc.   6.375%   06/15/06       136,363
                                                                 ------------
                                                                      721,471
                                                                 ------------
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

             HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.6%
   $410,000  Centex Corp.                     5.800%   09/15/09      $412,476
    300,000  Pulte Corp.                      7.300%   10/24/05       320,708
    125,000  Pulte Homes, Inc.                7.875%   06/15/32       128,413
     50,000  WCI Communities, Inc.           10.625%   02/15/11        48,250
                                                                 ------------
                                                                      909,847
                                                                 ------------

             HOUSEHOLD PRODUCTS -- 0.1%
    100,000  Owens-Illinois Glass
                Containers (144A){::}         8.750%   11/15/12       101,500
                                                                 ------------

             INSURANCE -- 1.4%
    145,000  Ace Capital Trust II             9.700%   04/01/30       176,121
    340,000  Ace Ltd.                         6.000%   04/01/07       363,873
     75,000  AIG Sunamerica Global Finance
                (144A){::}                    5.100%   01/17/07        80,282
    330,000  Anthem Inc.                      4.875%   08/01/05       342,638
    385,000  Anthem Insurance (144A){::}      9.000%   04/01/27       464,450
     40,000  Anthem Insurance (144A){::}      9.125%   04/01/10        48,012
    330,000  Aon Corp. (144A){::}             7.375%   12/14/12       344,601
     55,000  Liberty Mutual Insurance
                (144A){::}                    7.875%   10/15/26        44,290
    130,000  Marsh & McLennan Companies,
                Inc.                          5.375%   03/15/07       139,543
    120,000  MetLife, Inc.                    5.250%   12/01/06       127,937
                                                                 ------------
                                                                    2,131,747
                                                                 ------------

             LODGING -- 0.3%
     50,000  Felcor Lodging LP                9.500%   09/15/08        51,000
    105,000  Harrahs Operating Co., Inc       7.500%   01/15/09       117,359
     50,000  Harrahs Operating Co., Inc.      7.125%   06/01/07        55,124
    250,000  Harrahs Operating Co., Inc.      7.875%   12/15/05       265,000
                                                                 ------------
                                                                      488,483
                                                                 ------------

             MEDIA - BROADCASTING AND PUBLISHING -- 1.7%
    350,000  AOL Time Warner, Inc.            6.875%   05/01/12       369,636
    200,000  Charter Communication Holding   10.000%   05/15/11        89,000
    125,000  Clear Channel Communications,
                Inc.                          6.000%   11/01/06       132,928
     45,000  Clear Channel Communications,
                Inc.                          7.650%   09/15/10        50,978
    300,000  Clear Channel Communications,
                Inc.                          7.875%   06/15/05       328,445
    380,000  Comcast Cable Communications,
                Inc.                          6.750%   01/30/11       395,384
    220,000  Comcast Cable Communications,
                Inc.                          7.125%   06/15/13       234,138
    150,000  Cox Communications, Inc.         6.750%   03/15/11       161,397
    175,000  Cox Communications, Inc.         7.125%   10/01/12       194,378
     95,000  E.W. Scripps Co.                 5.750%   07/15/12       102,360
    250,000  News America, Inc.               6.625%   01/09/08       267,946
    105,000  Scholastic Corp.                 5.750%   01/15/07       112,049
    100,000  Sinclair Broadcast Group
                (144A){::}                    8.000%   03/15/12       104,250
                                                                 ------------
                                                                    2,542,889
                                                                 ------------

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
             MEDICAL SUPPLIES -- 0.2%
   $130,000  Apogent Technologies, Inc.       8.000%   04/01/11      $149,143
    180,000  Johnson & Johnson                8.720%   11/01/24       207,371
                                                                 ------------
                                                                      356,514
                                                                 ------------
             METALS AND MINING -- 0.3%
     70,000  Barrick Gold Finance, Inc.       7.500%   05/01/07        80,143
    125,000  Inco Ltd.                        7.200%   09/15/32       123,625
    165,000  Inco Ltd.                        7.750%   05/15/12       183,803
                                                                 ------------
                                                                      387,571
                                                                 ------------

             OIL AND GAS -- 1.7%
    215,000  BP Capital Markets plc           4.000%   04/29/05       224,741
     50,000  Chesapeake Energy Corp.          8.375%   11/01/08        51,750
    300,000  Devon Financing Corp. ULC        7.875%   09/30/31       353,315
    230,000  Kinder Morgan, Inc.              7.250%   03/01/28       235,078
    160,000  Motiva Ltd. (144A){::}           5.200%   09/15/12       159,733
     90,000  Nabors Industries, Inc.          6.800%   04/15/04        94,815
     35,000  Penzoil Corp.                   10.250%   11/01/05        41,296
     85,000  Phillips Petroleum Co.           6.375%   03/30/09        94,374
    165,000  Phillips Petroleum Co.           8.750%   05/25/10       206,485
    145,000  Schlumberger Tech Corp.
                (144A){::}                    6.500%   04/15/12       162,918
     90,000  Seacor Smit, Inc.                5.875%   10/01/12        92,099
    320,000  Transocean Sedco Forex           9.500%   12/15/08       404,761
    310,000  USX Corp.                        6.850%   03/01/08       348,120
     45,000  Western Oil Sands, Inc.          8.375%   05/01/12        44,775
                                                                 ------------
                                                                    2,514,260
                                                                 ------------

             REAL ESTATE -- 1.0%
    330,000  Boston Properties, Inc.
                (144A){::}                    6.250%   01/15/13       334,075
    200,000  HMH Properties                   7.875%   08/01/05       197,000
    400,000  Rouse Co.                        7.200%   09/15/12       412,066
    110,000  Societe Generale Real Estate
                LLC (144A){::}                7.640%   12/29/49       120,979
    370,000  Spieker Properties LP            6.750%   01/15/08       400,925
                                                                 ------------
                                                                    1,465,045
                                                                 ------------

             RETAILERS -- 0.6%
    350,000  AutoZone, Inc.                   5.875%   10/15/12       361,664
    390,000  Wal-Mart Stores, Inc.            7.550%   02/15/30       492,797
                                                                 ------------
                                                                      854,461
                                                                 ------------

             TELEPHONE SYSTEMS -- 1.8%
    165,000  ALLTEL Corp.                     7.875%   07/01/32       202,470
    440,000  AT&T Corp. (144A){::}            8.500%   11/15/31       484,983
    280,000  AT&T Wireless Services, Inc.     8.750%   03/01/31       274,400
    315,000  British Telecom plc              8.875%   12/15/30       401,593
    350,000  Centurytel, Inc.                 6.300%   01/15/08       380,627
    170,000  France Telecom                  10.000%   03/01/31       206,947
    320,000  Verizon Maryland, Inc.           6.125%   03/01/12       346,011
    300,000  Verizon New York, Inc.
                (144A){::}                    7.375%   04/01/32       346,913
                                                                 ------------
                                                                    2,643,944
                                                                 ------------
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

             TRANSPORTATION -- 0.1%
   $100,000  Stena AB (144A){::}              9.625%   12/01/12      $103,250
     95,000  Union Pacific Corp.              7.600%   05/01/05       105,734
                                                                 ------------
                                                                      208,984
                                                                 ------------
             Total Corporate Obligations
                (Cost $43,178,194)                                 44,978,454
                                                                 ------------

             ASSET-BACKED SECURITIES -- 9.4%
    235,410  Aames Mortgage Trust, Ser.
                1999-1, Class AF              7.290%   07/15/29       253,447
    171,787  Advanta Mortgage Loan Trust,
                Ser. 1997-1, Class B1F        8.150%   05/25/27       177,248
    350,703  Amresco Mortgage Loan Trust,
                Ser. 1997-1, Class B1F        7.915%   03/25/27       350,250
    204,419  BAE Systems Asset Trust, Ser.
                2001, Class G (144A){::}      6.664%   09/15/13       220,303
  1,250,000  Chase Credit Card Master
                Trust, Ser. 1999-3, Class A   6.660%   01/15/07     1,349,913
    800,000  Cityscape Home Equity Loan
                Trust, Ser. 1996-3, Class
                A8                            7.650%   09/25/25       821,386
    109,998  Delta Funding Home Equity Loan
                Trust, Ser. 1999-3, Class
                A1F                           7.462%   09/15/29       118,223
    650,000  DLJ Commercial Mortgage Corp.,
                Ser. 1998-CG1, Class A1B      6.410%   06/10/31       727,062
    286,473  EQCC Home Equity Loan Trust,
                Ser. 1993-3, Class A7F        7.448%   08/25/30       302,120
    696,772  Falcon Franchise Loan LLC,
                Ser. 2000-1, Class A1         7.382%   05/05/10       774,696
    800,000  First Union Lehman Brothers
                Bank of America,
                Ser. 1998-C2, Class A2        6.560%   11/18/35       904,963
  2,000,000  GMAC Commercial Mortgage
                Securities, Inc., Ser.
                1998-C2, Class A2             6.420%   05/15/35     2,251,510
    115,000  New Century Home Equity Loan
                Trust, Ser. 1999-NCB,
                Class A4                      7.530%   09/25/28       118,868
    349,149  New Century Home Equity Loan
                Trust, Ser. 1999-NCB,
                Class A7                      7.540%   06/25/29       366,158
  1,900,000  Nomura Asset Securities Corp.,
                Ser. 1998-D, Class A          6.590%   03/15/30     2,156,631
    233,368  Residential Asset Mortgage
                Products, Inc., Ser.
                2001-RS1, Class AI3           6.340%   06/25/26       235,223

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
 $1,000,000  Residential Asset
                Securitization Trust,
                Ser. 2001-A1, Class 1A3       6.610%   02/25/27    $1,021,336
    208,484  Soundview Home Equity Loan
                Trust, Ser. 2001-1, Class A   6.265%   04/15/31       221,988
    222,967  UCFC Home Equity Loan, Ser.
                1997-A1, Class A6             7.435%   11/15/24       229,742
    680,000  UCFC Home Equity Loan, Ser.
                1997-C, Class A               6.280%   02/15/27       726,997
    492,972  UCFC Home Equity Loan, Ser.
                1997-C, Class A7              6.845%   01/15/29       516,609
                                                                 ------------
             Total Asset-Backed Securities
                (Cost $12,770,599)                                 13,844,673
                                                                 ------------
             FOREIGN OBLIGATIONS -- 0.4%
    105,000  Abbey National Capital Trust I
                (FRN)                         8.963%   12/29/49       130,179
    180,000  Royal Bank of Scotland           7.648%   08/31/49       208,336
    235,000  United Mexican States, Ser.
                MTN                           8.300%   08/15/31       247,925
                                                                 ------------
             Total Foreign Obligations
                (Cost $561,934)                                       586,440
                                                                 ------------

 NUMBER OF
  SHARES

             PREFERRED STOCKS -- 0.4%
        550  Centaur Funding Corp. (144A){::}
                (Cost $572,786)                            542,610
                                                       -----------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE

             SHORT-TERM INVESTMENTS -- 10.2%

             REPURCHASE AGREEMENT -- 6.5%
  9,656,701  Investors Bank & Trust Co. -- Repurchase Agreement
                issued 12/31/02 (proceeds at maturity
                $9,657,238) (Collateralized by a $9,950,477
                FNMA, 3.38%, due 06/25/23 with a market value
                of $10,139,536)
                (Cost $9,656,701)             1.000%   01/02/03    9,656,701
                                                                 -----------

             US TREASURY SECURITIES -- 3.7%
    710,000  US Treasury Bill                 1.130%   01/23/03      709,309
  4,470,000  US Treasury Bill                 1.140%   03/13/03    4,458,520
     50,000  US Treasury Bill++               1.700%   01/16/03       49,978
    265,000  US Treasury Bill                 2.000%   11/30/04      267,195
                                                                 -----------
             Total US Treasury Securities
                (Cost $5,483,246)                                  5,485,002
                                                                 -----------
             Total Short-Term Investments
                (Cost $15,139,947)                                15,141,703
                                                                 -----------
             Total Investments -- 114.0%
                (Cost $163,238,963)                              168,226,722
             Liabilities in Excess of Other
                Assets -- (14.0%)                                (20,657,762)
                                                                 -----------
             NET ASSETS -- 100.0%                                $147,568,960
                                                                 ===========

             SHORT PORTFOLIO -- (1.8%)

             US GOVERNMENT -- (1.8%)
 $2,500,000  GNMA (TBA), 6.500%, 01/01/31                           $(2,621,875)
                                                                   ------------
             Total Short Portfolio
                (Proceeds $2,609,375)                               $(2,621,875)
                                                                   ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):

Capital Equipment                                           2.6%
Consumer Goods                                              3.0
Energy                                                      3.6
Finance                                                    23.6
Materials                                                   1.7
Other                                                       6.8
Services                                                    5.9
US Government Obligations                                  52.8
US Treasury Obligations                                    14.0
Other Assets (Liabilities)                                (14.0)
                                                          -----
Total                                                     100.0%
                                                          =====

FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
 IO  Interest-Only Security
TBA  To be announced
 ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2002, the aggregate market value of these securities was $6,136,418 or 4.16% of net assets.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a)  Principal amount represents current face.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND                                       DECEMBER 31, 2002

POLICY CONSIDERATIONS: Many foundations park funds earmarked for near-term spending in high quality, very short-term instruments. The bias in favor of high quality paper is unarguably correct, but the bias in favor of very short-term securities is suspect because the liabilities being funded are often longer-lived than the cash equivalents earmarked for their payment. Under normal circumstances, the yield curve is positively sloped, and a short-term fund that holds securities whose average maturity is modestly longer than the typical money market fund has the potential to produce above average returns over time. For this reason, the TIFF Short-Term Fund maintains an average duration longer than the typical money market fund. To ensure that the fund's manager does not take undue risks in seeking to outperform its Treasury bill benchmark, the prospectus imposes on it numerous restrictions, including maturity limits which ensure that the average duration of the fund's holdings generally will not differ from that of the benchmark by more than one month.

PERFORMANCE EVALUATION: Since its inception in 1994, the fund has outperformed the Lipper Money Market Funds average by an impressive 92 basis points per annum. It has also outperformed its Treasury bill benchmark -- a tribute to the fund's manager, Fischer Francis Trees & Watts (FFTW), which deploys the fund capital pursuant to guidelines that severely circumscribe risk-taking. Although these guidelines do not compel FFTW to manage the fund's assets in a manner that will keep its share price stable at all times (an imperative imposed on managers of conventional money market funds), they do make it difficult for FFTW to outperform its benchmark when six-month Treasury bills move sharply higher in price. The flip side of such strict controls is that the fund has experienced just one down month since its inception 103 months ago (the fund shed 0.03% of its value during March 2002). We think that this comforting track record, coupled with the fund's competitive fees and ease of use, make it an attractive solution to eligible charities' short-term investment needs.

                                                                  TOTAL RETURN*
                                                              ---------------------
                                                                 TIFF        ML
                                                              Short-Term   182-day
                                                                Fund**    T-bill***
                                                              ---------------------
                    Calendar Year 2002                            2.11%      2.21%
                    3-Year Annualized                             4.73%      4.62%
                    5-Year Annualized                             4.96%      4.82%
                    Annualized since Inception**                  5.23%      5.15%
                    Cumulative since Inception**                 54.94%     53.99%

                         GROWTH OF A $50,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF SHORT-TERM FUND  MERRILL LYNCH 182-DAY TREASURY BILL INDEX
5/31/94                  $50,000                                    $50,000
6/30/94                  $50,177                                    $50,222
7/31/94                  $50,459                                    $50,434
8/31/94                  $50,706                                    $50,631
9/30/94                  $50,850                                    $50,773
10/31/94                 $51,169                                    $51,003
11/30/94                 $51,295                                    $51,154
12/31/94                 $51,525                                    $51,374
1/31/95                  $51,842                                    $51,709
2/28/95                  $52,184                                    $52,012
3/31/95                  $52,396                                    $52,276
4/30/95                  $52,699                                    $52,553
5/31/95                  $53,063                                    $52,871
6/30/95                  $53,326                                    $53,149
7/31/95                  $53,585                                    $53,419
8/31/95                  $53,838                                    $53,679
9/30/95                  $54,143                                    $53,905
10/31/95                 $54,295                                    $54,169
11/30/95                 $54,555                                    $54,433
12/31/95                 $54,839                                    $54,735
1/31/96                  $55,155                                    $55,006
2/29/96                  $55,301                                    $55,202
3/31/96                  $55,448                                    $55,390
4/30/96                  $55,617                                    $55,614
5/31/96                  $55,847                                    $55,842
6/30/96                  $56,129                                    $56,079
7/31/96                  $56,341                                    $56,328
8/31/96                  $56,651                                    $56,577
9/30/96                  $56,913                                    $56,872
10/31/96                 $57,240                                    $57,145
11/30/96                 $57,511                                    $57,397
12/31/96                 $57,733                                    $57,641
1/31/97                  $57,999                                    $57,891
2/28/97                  $58,268                                    $58,159
3/31/97                  $58,443                                    $58,385
4/30/97                  $58,637                                    $58,661
5/31/97                  $58,979                                    $58,980
6/30/97                  $59,257                                    $59,265
7/31/97                  $59,591                                    $59,538
8/31/97                  $59,814                                    $59,779
9/30/97                  $60,087                                    $60,084
10/31/97                 $60,368                                    $60,357
11/30/97                 $60,581                                    $60,576
12/31/97                 $60,799                                    $60,854
1/31/98                  $61,266                                    $61,166
2/28/98                  $61,490                                    $61,395
3/31/98                  $61,756                                    $61,697
4/30/98                  $62,041                                    $61,966
5/31/98                  $62,322                                    $62,240
6/30/98                  $62,611                                    $62,539
7/31/98                  $62,877                                    $62,837
8/31/98                  $63,225                                    $63,160
9/30/98                  $63,567                                    $63,539
10/31/98                 $63,776                                    $63,807
11/30/98                 $63,986                                    $63,978
12/31/98                 $64,262                                    $64,248
1/31/99                  $64,602                                    $64,494
2/28/99                  $64,798                                    $64,668
3/31/99                  $65,138                                    $64,963
4/30/99                  $65,405                                    $65,182
5/31/99                  $65,623                                    $65,406
6/30/99                  $65,899                                    $65,643
7/31/99                  $66,119                                    $65,931
8/31/99                  $66,345                                    $66,127
9/30/99                  $66,634                                    $66,453
10/31/99                 $66,941                                    $66,701
11/30/99                 $67,190                                    $66,927
12/31/99                 $67,433                                    $67,226
1/31/2000                $67,784                                    $67,514
2/29/2000                $68,077                                    $67,846
3/31/2000                $68,338                                    $68,190
4/30/2000                $68,730                                    $68,512
5/31/2000                $69,008                                    $68,881
6/30/2000                $69,422                                    $69,275
7/31/2000                $69,856                                    $69,615
8/31/2000                $70,291                                    $69,994
9/30/2000                $70,723                                    $70,370
10/31/2000               $71,086                                    $70,747
11/30/2000               $71,536                                    $71,156
12/31/2000               $72,058                                    $71,606
1/31/2001                $72,630                                    $72,195
2/28/2001                $72,953                                    $72,493
3/31/2001                $73,287                                    $72,903
4/30/2001                $73,604                                    $73,203
5/31/2001                $73,996                                    $73,553
6/30/2001                $74,145                                    $73,745
7/31/2001                $74,475                                    $74,036
8/31/2001                $74,855                                    $74,299
9/30/2001                $75,270                                    $74,770
10/31/2001               $75,548                                    $75,037
11/30/2001               $75,689                                    $75,227
12/31/2001               $75,867                                    $75,334
1/31/2002                $75,867                                    $75,447
2/28/2002                $76,064                                    $75,584
3/31/2002                $76,044                                    $75,672
4/30/2002                $76,330                                    $75,885
5/31/2002                $76,439                                    $76,038
6/30/2002                $76,577                                    $76,208
7/31/2002                $76,828                                    $76,348
8/31/2002                $76,982                                    $76,461
9/30/2002                $77,152                                    $76,625
10/31/2002               $77,187                                    $76,745
11/30/2002               $77,267                                    $76,882
12/31/2002               $77,471                                    $76,996

------------

*    Total return assumes dividend reinvestment.
**   Commencement of operations was May 31, 1994.
***  Merrill Lynch 182-day Treasury Bill Index.
     Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund is no load but incurs fees and other expenses as set forth in the prospectus.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS             DECEMBER 31, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE        VALUE+

             ASSET-BACKED SECURITIES -- 95.9%

             COLLATERALIZED AIRCRAFT LEASES -- 1.1%
 $2,000,000  Lease Investment Flight Trust,
                Ser. 1, Class A1 (FRN)        2.213%   07/15/31     $1,920,980
                                                                  ------------
             COLLATERALIZED AUTO LOAN -- 19.2%
  2,098,813  Americredit Automobile
                Receivables Trust, Ser.
                1999-B, Class A4              5.960%   03/12/06      2,124,058
  3,015,000  Americredit Automobile
                Receivables Trust, Ser.
                2001-1, Class A3              5.130%   11/06/05      3,068,890
    864,757  Associates Automobile
                Receivables Trust, Ser.
                2000-1, Class A3              7.300%   01/15/04        875,090
  1,813,549  Associates Automobile
                Receivables Trust, Ser.
                2000-2, Class A3              6.820%   02/15/05      1,837,052
  1,423,269  BMW Vehicle Owner Trust, Ser.
                2002-A, Class A2              2.830%   12/27/04      1,430,269
  1,672,377  Chase Manhattan Auto Owner
                Trust, Ser. 2002-A, Class
                A2                            2.630%   10/15/14      1,677,592
  1,500,000  Chase Manhattan Auto Owner
                Trust, Ser. 2002-A, Class
                A3                            3.490%   03/15/06      1,531,348
  1,142,513  DaimlerChrysler Auto Trust,
                Ser. 2000-D, Class A3         6.660%   01/08/05      1,163,377
  1,733,372  DaimlerChrysler Auto Trust,
                Ser. 2001-C, Class A2         3.710%   07/06/04      1,742,360
    435,340  Dealer Auto Receivables Trust,
                Ser. 2001-1, Class A3         7.070%   05/17/04        437,141
  1,186,768  Felco Funding II LLC, Ser.
                2000-1, Class A3              7.585%   06/15/04      1,194,960
  3,009,853  Ford Credit Auto Owner Trust,
                Ser. 2000-E, Class A4         6.740%   06/15/04      3,054,778
  1,100,000  Ford Credit Auto Owner Trust,
                Ser. 2002-A, Class A4A        4.360%   09/15/36      1,152,032
    583,566  Harley-Davidson Motorcycle
                Trust, Ser. 2001-2, Class
                A1                            3.770%   04/17/06        588,440
  1,626,936  Honda Auto Receivables Owner
                Trust, Ser. 2002-1, Class
                A2                            2.550%   04/15/04      1,630,533
  3,500,000  Household Automotive Trust,
                Ser. 2002-1, Class A2         2.750%   05/17/05      3,521,623
  1,062,602  Mitsubishi Motor Credit
                Automobile Trust, Ser.
                2002-1, Class A2              3.030%   01/17/05      1,067,999
  1,500,000  Navistar Financial Corp. Owner
                Trust, Ser. 2001-B, Class
                A3 (FRN)                      2.073%   07/15/06      1,500,024
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE        VALUE+
 $1,788,355  Nissan Auto Receivables Owner
                Trust, Ser. 2002-A, Class
                A2                            2.670%   07/15/04     $1,793,736
    881,011  Premier Auto Trust, Ser.
                1999-3, Class A4              6.430%   03/08/04        890,378
    565,260  SSB RV Trust, Ser. 2001-1,
                Class A2                      2.890%   12/15/08        566,893
                                                                  ------------
                                                                    32,848,573
                                                                  ------------

             COLLATERALIZED CREDIT CARD -- 8.4%
  3,700,000  Capital One Master Trust, Ser.
                1998-4, Class A               5.430%   01/15/07      3,826,114
  1,990,000  Capital One Master Trust, Ser.
                2001-4, Class A (FRN)         1.500%   04/16/07      1,990,615
  6,000,000  Discover Card Master Trust I,
                Ser. 1998-7, Class A          5.600%   05/16/06      6,212,256
  2,333,333  Sears Credit Account Master
                Trust, Ser. 1995-5, Class A   6.050%   01/15/08      2,390,941
                                                                  ------------
                                                                    14,419,926
                                                                  ------------

             COLLATERALIZED EQUIPMENT -- 2.0%
    336,156  CIT Equipment Collateral, Ser.
                2000-A, Class A2              3.730%   03/22/04        336,766
  2,000,000  CNH Equipment Trust, Ser.
                2001-B, Class A3 (FRN)        2.206%   03/15/06      1,999,858
  1,000,000  CNH Equipment Trust, Ser.
                2002-A, Class A4 (FRN)        1.720%   08/15/08      1,006,605
                                                                  ------------
                                                                     3,343,229
                                                                  ------------

             COLLATERALIZED HOME EQUITY LOAN -- 30.7%
  1,125,522  Aames Mortgage Trust, Ser.
                2000-1, Class A3F             7.540%   11/25/25      1,131,800
    680,874  Aames Mortgage Trust, Ser.
                2001-4, Class A1              3.360%   12/25/21        683,269
  1,999,453  ABSC Home Equity Loan Trust,
                Ser. 2002-HE2, Class A1
                (FRN)                         1.681%   05/30/32      1,994,177
  1,261,122  ABSC Long Beach Home Equity
                Loan Trust, Ser. 2000-LB1,
                Class AV (FRN)                1.679%   08/21/30      1,260,040
    724,615  Ace Securities Corp., Ser.
                2001-AQ1, Class A1(FRN)       1.680%   04/25/31        722,257
  3,500,000  Advanta Mortgage Loan Trust,
                Ser. 2000-1, Class A3         8.370%   12/25/20      3,616,837
    424,805  Ameriquest Mortgage
                Securities, Inc., Ser.
                2000-2, Class A (FRN)         1.720%   07/15/30        425,197
  1,831,587  Ameriquest Mortgage
                Securities, Inc., Ser.
                2002-3, Class AF1             2.540%   08/25/32      1,836,680
    601,908  Amortizing Residential
                Collateral Trust, Ser.
                2000-BC1, Class A1 (FRN)      1.740%   04/25/29        600,428

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS             DECEMBER 31, 2002

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE        VALUE+
 $1,603,891  Amortizing Residential
                Collateral Trust, Ser.
                2002-BC1, Class A (FRN)       1.760%   01/01/32     $1,600,465
  1,737,838  CDC Mortgage Capital Trust,
                Ser. 2002-HE1, Class A
                (FRN)                         1.690%   01/25/33      1,737,403
  1,244,015  Centex Home Equity, Ser.
                2002-B, Class AV (FRN)        1.640%   04/25/32      1,239,097
  3,000,000  Centex Home Equity, Ser.
                2002-D, Class AF1             2.430%   02/25/18      2,983,750
  3,216,389  Chase Funding Loan Acquisition
                Trust, Ser. 2001-C2, Class
                IA2                           5.673%   05/25/22      3,274,277
  1,286,962  Citicorp Mortgage Securities,
                Inc., Ser. 1998-9, Class A1   6.500%   10/25/28      1,297,579
  1,860,134  Citifinancial Mortgage
                Securities, Inc., Ser.
                2002-1, Class AF1             2.474%   09/25/32      1,864,175
    705,255  Conseco Finance, Ser. 2000-C,
                Class A (FRN)                 1.790%   12/15/29        700,403
    558,045  Countrywide Home Equity Loan
                Trust, Ser. 1998-A, Class A
                (FRN)                         1.610%   03/15/24        553,947
    578,272  CS First Boston Mortgage
                Securities Corp., Ser.
                2001-HS27, Class A (FRN)      2.070%   08/25/31        573,213
  1,500,000  EQCC Home Equity Loan Trust,
                Ser. 1997-3, Class A7         6.930%   02/15/29      1,586,482
  1,680,868  EQCC Trust, Ser. 2002-1, Class
                2A (FRN)                      1.720%   11/25/31      1,679,224
  2,577,911  GRMT II Mortgage Loan Trust,
                Ser. 2000-1A, Class AF2       7.409%   06/20/32      2,631,861
  1,353,805  Household Home Equity Loan
                Trust, Ser. 2002-1, Class A
                (FRN)                         1.790%   12/22/31      1,352,590
    378,511  IMPAC CMB Trust, Ser. 2001-3,
                Class A1 (FRN)                1.750%   10/25/31        378,051
    965,270  Long Beach Mortgage Loan
                Trust, Ser. 2002-1, Class
                2A2                           3.500%   03/25/22        971,426
  2,130,399  Option One Mortgage Loan
                Trust, Ser. 2000-2, Class
                1A (FRN)                      1.710%   02/25/32      2,127,560
    704,881  Provident Bank Home Equity
                Loan Trust, Ser. 1996-2,
                Class A2 (FRN)                1.620%   01/25/28        702,860
  1,680,462  Residential Asset Securities
                Corp., Ser. 1996-KS2, Class
                A4                            7.980%   05/25/26      1,741,199
  1,882,818  Residential Asset Securities
                Corp., Ser. 1999-KS2, Class
                AI5                           6.985%   12/25/25      1,899,914
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE        VALUE+
   $740,240  Residential Asset Securities
                Corp., Ser. 2002-KS1, Class
                AI1 (FRN)                     1.610%   02/25/20       $740,331
     70,786  Residential Funding Mortgage
                Securities, Ser. 1998-HS1,
                Class A (FRN)                 1.600%   06/22/23         70,349
  2,704,067  Salomon Brothers Mortgage
                Securities VII, Ser.
                2002-CIT, Class A (FRN)       2.140%   03/25/32      2,695,122
  1,561,963  Structured Asset Securities
                Corp., Ser. 2002-1A, Class
                2A1 (FRN)                     3.706%   02/25/32      1,546,301
  2,926,632  Vanderbilt Mortgage Finance,
                Ser. 2002-C, Class A1F        2.550%   12/07/09      2,934,104
  1,393,681  Westpac Securitization Trust,
                Ser. 2002-1G, Class A (FRN)   1.581%   06/05/33      1,390,796
                                                                  ------------
                                                                    52,543,164
                                                                  ------------

             COLLATERALIZED MBS CMO SEQUENTIAL -- 1.8%
  3,000,000  Holmes Financing PLC, Ser. 5,
                Class 1C (FRN)                3.125%   07/15/40      2,998,125
                                                                  ------------

             GOVERNMENT GUARANTEED AGENCY SECURITIES -- 32.7%
  6,200,000  FHLB, Ser. 202                   4.500%   04/25/03      6,262,403
 30,800,000  FHLB, Ser. TH03                  2.250%   06/17/03     30,939,586
 17,000,000  FNMA                             5.125%   02/13/04     17,711,926
  1,100,000  FNMA, Ser. T-45, Class A2        2.910%   08/27/07      1,106,429
                                                                  ------------
                                                                    56,020,344
                                                                  ------------
             Total Asset-Backed
                Securities(Cost
                $164,074,604)                                      164,094,341
                                                                  ------------

             SHORT-TERM INVESTMENTS -- 3.5%

             US TREASURY SECURITIES -- 3.2%#
  5,250,000  US Treasury Bill                 1.580%   02/27/03      5,240,692
    300,000  US Treasury Bill++               1.625%   02/20/03        299,534
                                                                  ------------
             Total US Treasury Securities
                (Cost $5,539,431)                                    5,540,226
                                                                  ------------

             TIME DEPOSITS -- 0.3%
    521,000  Investors Bank & Trust
                Depository Reciept
                (Cost $521,000)               1.000%   01/02/03        521,000
                                                                  ------------
             Total Short-Term Investments
                (Cost $6,060,431)                                    6,061,226
             Total Investments -- 99.4%
                (Cost $170,135,035)                                170,155,567
             Other Assets in Excess of
                Liabilities -- 0.6%                                  1,052,997
                                                                  ------------
             NET ASSETS -- 100.0%                                 $171,208,564
                                                                  ============

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS             DECEMBER 31, 2002

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                           3.1%
Consumer Goods                                             14.9
Finance                                                    45.4
US Government Obligations                                  32.7
US Treasury Obligations                                     3.3
Other Assets (Liabilities)                                  0.6
                                                          -----
Total                                                     100.0%
                                                          =====

FHLB Federal Home Loan Bank
FNMA Federal National Mortgage Association
FRN  Floating Rate Note. Rate disclosed represents rate as of 12/31/02.
 ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES                        DECEMBER 31, 2002

                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL   US EQUITY
                                         FUND       EQUITY FUND       FUND
ASSETS
Investments in securities, at
  value (a)                          $257,685,220  $124,397,717   $170,725,134
Cash                                      83,270             --             --
Foreign currency (b)                      10,341        160,431             --
Receivables for:
  Securities sold short                       --             --         69,355
  Capital stock sold                      19,365             --             --
  Securities sold                      8,118,992        485,424      8,163,319
  Dividends and tax reclaims             215,343        308,075        180,376
  Interest                               662,873            160             65
  Variation margin on financial
    futures contracts                      7,253         90,588         20,900
  Deposit with broker for short
    sales                                     --             --      1,282,378
  Unrealized appreciation on
    forward currency contracts           105,429         41,598             --
  Prepaid insurance                        6,263          4,228          5,796
                                     -----------------------------------------
Total Assets                         266,914,349    125,488,221    180,447,323
                                     -----------------------------------------

LIABILITIES
Payable for:
  Capital stock repurchased                2,349             --             --
  Securities purchased                16,184,094      2,077,961      4,552,598
  Market value of securities sold
    short (c)                                 --             --      1,308,338
  Unrealized depreciation of
    forward currency contracts            21,812             --             --
Dividends payable on short sales              --             --            494
Accrued expenses and other
  liabilities                            170,358        191,760        108,945
                                     -----------------------------------------
Total Liabilities                     16,378,613      2,269,721      5,970,375
                                     -----------------------------------------

NET ASSETS                           $250,535,736  $123,218,500   $174,476,948
                                     =========================================

SHARES OUTSTANDING (d)                23,613,150     15,361,719     18,194,120
                                     =========================================

NET ASSET VALUE PER SHARE            $     10.61   $       8.02   $       9.59
                                     =========================================

COMPONENTS OF NET ASSETS:
  Capital stock                      $266,903,202  $165,604,314   $222,214,738
  Undistributed (distribution in
    excess of) net investment
    income                            (2,900,445)      (360,848)       330,890
  Accumulated net realized loss on
    investments                      (26,083,534)   (27,849,226)   (24,925,800)
  Net unrealized appreciation
    (depreciation) on investments,
    short sales, financial futures
    contracts, forward currency
    contracts, and translation of
    assets and liabilities
    denominated in foreign currency   12,616,513    (14,175,740)   (23,142,880)
                                     -----------------------------------------
                                     $250,535,736  $123,218,500   $174,476,948
                                     =========================================
------------------------------------------------------------------------------
(a) Cost of investments:             $245,202,369  $138,816,062   $193,803,439
(b) Cost of foreign currency:        $     8,640   $    158,170             --
(c) Proceeds:                                 --             --   $  1,570,000

(d)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES                        DECEMBER 31, 2002

                                              TIFF          TIFF
                                              BOND       SHORT-TERM
                                              FUND          FUND
ASSETS
Investments in securities, at value (a)   $168,226,722  $170,155,567
Cash                                            14,374       185,260
Receivables for:
  Securities sold short                      2,618,854            --
  Capital stock sold                                --       236,386
  Securities sold                            6,099,815            --
  Interest                                   1,412,599       713,874
  Variation margin on financial futures
    contracts                                   25,847            --
  Prepaid insurance                              4,573         4,191
                                          --------------------------
Total Assets                               178,402,784   171,295,278
                                          --------------------------

LIABILITIES
Payable for:
  Securities purchased                      27,929,713            --
  Market value of securities sold
    short (b)                                2,621,875            --
  Dividends payable from net investment
    income                                     209,882        12,627
Accrued expenses and other liabilities          72,354        74,087
                                          --------------------------
Total Liabilities                           30,833,824        86,714
                                          --------------------------

NET ASSETS                                $147,568,960  $171,208,564
                                          ==========================

SHARES OUTSTANDING (c)                      14,166,910    17,178,091
                                          ==========================

NET ASSET VALUE PER SHARE                 $      10.42  $       9.97
                                          ==========================

COMPONENTS OF NET ASSETS:
  Capital stock                           $141,934,347  $171,389,736
  Undistributed (distribution in excess
    of) net investment income                  195,488       (12,627)
  Accumulated net realized gain (loss)
    on investments                             862,257      (189,077)
  Net unrealized appreciation on
    investments, short sales, and
    financial futures contracts              4,576,868        20,532
                                          --------------------------
                                          $147,568,960  $171,208,564
                                          ==========================
--------------------------------------------------------------------
(a) Cost of investments:                  $163,238,963  $170,135,035
(b) Proceeds:                             $  2,609,375            --

(c)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS                 FOR THE YEAR ENDED DECEMBER 31, 2002

                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL   US EQUITY
                                         FUND       EQUITY FUND       FUND
INVESTMENT INCOME
Interest                             $ 3,033,698   $    136,599   $    113,473
Dividends (a)                          1,856,718      2,651,288      2,256,182
                                     -----------------------------------------
Total Investment Income                4,890,416      2,787,887      2,369,655
                                     -----------------------------------------
OPERATING EXPENSES
Investment advisory fees                 444,732        203,600        291,611
Money manager fees                       528,748      1,104,292      1,539,455
Custodian and accounting fees            379,613        353,460        272,246
Administration fees                      171,151         77,306        110,728
Shareholder recordkeeping fees            22,142         21,229         29,272
Professional fees                        101,894         75,835         70,513
Insurance expense                         14,749          9,947         14,148
Registration and filing fees              18,302         17,827         16,175
Miscellaneous fees and expenses           16,130         13,465         19,232
                                     -----------------------------------------
  Net Operating Expenses               1,697,461      1,876,961      2,363,380
                                     -----------------------------------------
Net Investment Income                  3,192,955        910,926          6,275
                                     -----------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments (b)                     (7,734,059)    (3,671,587)   (13,783,410)
  Short sales                                 --             --        132,822
  Financial futures contracts         (5,664,955)    (2,934,985)    (2,015,363)
  Forward currency contracts and
    foreign currency-related
    transactions                         648,376        377,982            663
                                     -----------------------------------------
Net realized loss                    (12,750,638)    (6,228,590)   (15,665,288)
                                     -----------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments                         (5,825,083)   (11,063,908)   (28,249,138)
  Short sales                                 --             --        218,716
  Financial futures contracts             75,919        294,215       (425,712)
  Forward currency contract and
    other assets and liabilities
    and foreign currency-related
    transactions                          67,103        104,733             --
                                     -----------------------------------------
Net change in unrealized
  depreciation                        (5,682,061)   (10,664,960)   (28,456,134)
                                     -----------------------------------------
Net realized and unrealized loss     (18,432,699)   (16,893,550)   (44,121,422)
                                     -----------------------------------------
Net decrease in net assets
  resulting from operations          $(15,239,744) $(15,982,624)  $(44,115,147)
                                     =========================================
------------------------------------------------------------------------------
(a) Net of foreign withholding
  taxes of:                          $   121,210   $    325,001   $      9,973
(b) Net of foreign withholding
  taxes on capital gains of:         $     6,128   $     80,024             --

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS                 FOR THE YEAR ENDED DECEMBER 31, 2002

                                             TIFF         TIFF
                                             BOND      SHORT-TERM
                                             FUND         FUND
INVESTMENT INCOME
Interest                                  $ 8,952,482  $4,027,910
Dividends                                      49,940          --
                                          -----------------------
Total Investment Income                     9,002,422   4,027,910
                                          -----------------------
OPERATING EXPENSES
Investment advisory fees                      158,261      45,627
Money manager fees                            395,447     278,068
Custodian and accounting fees                 220,225      61,678
Administration fees                            90,147      86,561
Shareholder recordkeeping fees                 22,669      28,496
Professional fees                              58,488      43,366
Insurance expense                              11,591       9,068
Registration and filing fees                   16,721      17,678
Miscellaneous fees and expenses                13,217       1,758
                                          -----------------------
  Total Operating Expenses before Fee
    Waivers                                   986,766     572,300
  Fee waivers/reimbursements                       --     (40,067)
                                          -----------------------
  Net Operating Expenses                      986,766     532,233
                                          -----------------------
Net Investment Income                       8,015,656   3,495,677
                                          -----------------------
NET REALIZED GAIN (LOSS) ON:
  Investments                               1,583,051    (145,590)
  Short sales                                 (89,700)         --
  Written options                             (62,477)         --
  Financial futures contracts                (332,596)    128,339
                                          -----------------------
Net realized gain (loss)                    1,098,278     (17,251)
                                          -----------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments                               3,226,775    (240,557)
  Short sales                                 (12,500)         --
  Written options                              46,218          --
  Financial futures contracts                (550,141)    (29,082)
                                          -----------------------
Net change in unrealized appreciation
  (depreciation)                            2,710,352    (269,639)
                                          -----------------------
Net realized and unrealized gain (loss)     3,808,630    (286,890)
                                          -----------------------
Net increase in net assets resulting
  from operations                         $11,824,286  $3,208,787
                                          =======================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                           TIFF                 TIFF INTERNATIONAL
                                     MULTI-ASSET FUND              EQUITY FUND
                                --------------------------  --------------------------
                                    Year          Year          Year          Year
                                   Ended         Ended         Ended         Ended
                                 12/31/2002    12/31/2001    12/31/2002    12/31/2001
DECREASE IN NET ASSETS FROM
  OPERATIONS
Net investment income           $  3,192,955  $  2,972,394  $    910,926  $  1,033,477
Net realized loss on
  investments, financial
  futures contracts, forward
  currency contracts, and
  foreign currency-related
  transactions                   (12,750,638)   (1,804,466)   (6,228,590)  (19,427,056)
Net change in unrealized
  appreciation (depreciation)
  on investments, financial
  futures contracts, forward
  currency contracts, and
  translation of other assets
  and liabilities denominated
  in foreign currencies           (5,682,061)   (8,632,744)  (10,664,960)  (12,160,706)
                                ------------------------------------------------------
Net decrease in net assets
  resulting from operations      (15,239,744)   (7,464,816)  (15,982,624)  (30,554,285)
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income        (4,848,006)   (2,984,251)     (771,706)     (464,894)
From net realized gains                   --      (215,724)           --    (1,765,691)
Return of capital                         --            --            --      (628,520)
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions    (4,848,006)   (3,199,975)     (771,706)   (2,859,105)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX E)            62,182,344     4,070,762    (2,422,824)   (5,301,112)
                                ------------------------------------------------------
Total increase (decrease) in
  net assets                      42,094,594    (6,594,029)  (19,177,154)  (38,714,502)

NET ASSETS
Beginning of year                208,441,142   215,035,171   142,395,654   181,110,156
                                ------------------------------------------------------
End of year                     $250,535,736  $208,441,142  $123,218,500  $142,395,654
                                ======================================================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME             $ (2,900,445) $ (1,934,790) $   (360,848) $   (828,204)
--------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                         TIFF US                       TIFF
                                       EQUITY FUND                  BOND FUND
                                --------------------------  --------------------------
                                    Year          Year          Year          Year
                                   Ended         Ended         Ended         Ended
                                 12/31/2002    12/31/2001    12/31/2002    12/31/2001
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income           $      6,275  $    155,902  $  8,015,656  $ 11,421,284
Net realized gain (loss) on
  investments, short sales,
  financial futures contracts,
  forward currency contracts,
  and foreign currency-related
  transactions                   (15,665,288)   (4,989,341)    1,098,278     5,011,864
Net change in unrealized
  appreciation (depreciation)
  on investments, short sales,
  financial futures contracts,
  forward currency contracts,
  and translation of other
  assets and liabilities
  denominated in foreign
  currencies                     (28,456,134)  (10,371,327)    2,710,352    (1,631,887)
                                ------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     (44,115,147)  (15,204,766)   11,824,286    14,801,261
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income                --      (509,133)   (7,820,168)  (11,619,305)
From net realized gains                   --            --       (71,680)           --
Return of capital                         --      (128,784)           --            --
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions            --      (637,917)   (7,891,848)  (11,619,305)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX E)             1,014,460    (9,385,813)  (24,575,510)  (35,781,073)
                                ------------------------------------------------------
Total decrease in net assets     (43,100,687)  (25,228,496)  (20,643,072)  (32,599,117)

NET ASSETS
Beginning of year                217,577,635   242,806,131   168,212,032   200,811,149
                                ------------------------------------------------------
End of year                     $174,476,948  $217,577,635  $147,568,960  $168,212,032
                                ======================================================

UNDISTRIBUTED NET INVESTMENT
  INCOME                        $    330,890  $     91,277  $    195,488  $         --
--------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                                     TIFF
                                               SHORT-TERM FUND
                                          --------------------------
                                              Year          Year
                                             Ended         Ended
                                           12/31/2002    12/31/2001
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                     $  3,495,677  $  4,766,775
Net realized gain (loss) on investments
  and financial futures contracts              (17,251)      296,543
Net change in unrealized appreciation
  (depreciation) on investments and
  financial futures contracts                 (269,639)      124,110
                                          --------------------------
Net increase in net assets resulting
  from operations                            3,208,787     5,187,428
                                          --------------------------

DISTRIBUTIONS
From net investment income                  (3,611,692)   (4,768,248)
From net realized gains                             --      (201,454)
Return of capital                             (254,639)      (21,612)
                                          --------------------------
Decrease in net assets resulting from
  distributions                             (3,866,331)   (4,991,314)
                                          --------------------------

CAPITAL SHARE TRANSACTIONS, NET (SEE
  APPENDIX E)                               77,984,208    16,850,559
                                          --------------------------
Total increase in net assets                77,326,664    17,046,673

NET ASSETS
Beginning of year                           93,881,900    76,835,227
                                          --------------------------
End of year                               $171,208,564  $ 93,881,900
                                          ==========================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME                       $    (12,627) $    (30,450)
--------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 11.59   $ 12.18   $ 13.41   $ 11.42   $  11.65
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.20      0.17      0.23      0.22       0.20
Net realized and
  unrealized gain (loss)
  on investments*            (0.96)    (0.59)     0.04      2.30      (0.20)
                           ------------------------------------------------
Total from investment
  operations                 (0.76)    (0.42)     0.27      2.52       0.00
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.24)    (0.17)    (0.28)    (0.50)     (0.26)
Net realized gains              --     (0.01)    (1.24)    (0.07)        --
                           ------------------------------------------------
Total distributions          (0.24)    (0.18)    (1.52)    (0.57)     (0.26)
                           ------------------------------------------------
Entry/exit fee per share      0.02      0.01      0.02      0.04       0.03
                           ------------------------------------------------
Net asset value, end of
  year                     $ 10.61   $ 11.59   $ 12.18   $ 13.41   $  11.42
                           ================================================
TOTAL RETURN (a)            (6.33%)   (3.34%)    2.39%    22.65%      0.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $250,536  $208,441  $215,035  $238,644  $291,847
Ratio of expenses to
  average net assets         0.76%     0.97%     0.94%     0.57%      0.65%
Ratio of net investment
  income to average net
  assets                     1.44%     1.42%     1.67%     2.20%      1.85%
Portfolio turnover         128.81%   139.64%   156.15%   154.49%    196.06%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
*    Includes foreign currency-related transactions.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $  9.09   $ 11.25   $ 13.58   $ 11.17   $  11.77
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.06      0.07      0.12      0.13       0.19
Net realized and
  unrealized gain (loss)
  on investments*            (1.08)    (2.05)    (1.74)     3.93       0.12
                           ------------------------------------------------
Total from investment
  operations                 (1.02)    (1.98)    (1.62)     4.06       0.31
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.05)    (0.03)    (0.08)    (0.13)     (0.32)
Net realized gains              --     (0.12)    (0.65)    (1.54)     (0.62)
Return of capital               --     (0.04)       --        --         --
                           ------------------------------------------------
Total distributions          (0.05)    (0.19)    (0.73)    (1.67)     (0.94)
                           ------------------------------------------------
Entry/exit fee per share        --#     0.01      0.02      0.02       0.03
                           ------------------------------------------------
Net asset value, end of
  year                     $  8.02   $  9.09   $ 11.25   $ 13.58   $  11.17
                           ================================================
TOTAL RETURN (a)           (11.24%)  (17.49%)  (11.66%)   37.40%      3.03%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $123,219  $142,396  $181,110  $246,429  $260,030
Ratio of expenses to
  average net assets         1.38%     1.40%     1.16%     1.00%      0.81%(b)
Ratio of expenses to
  average net assets
  before expense waivers     1.38%     1.40%     1.16%     1.00%      0.84%(b)
Ratio of net investment
  income to average net
  assets                     0.67%     0.68%     0.99%     1.32%      1.47%
Portfolio turnover          48.07%    54.96%    62.04%    28.33%     30.62%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 0.76% and 0.79%, respectively.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
*    Includes foreign currency-related transactions.
#    Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 12.08   $ 12.96   $ 15.78   $ 15.62   $  15.66
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           --#     0.01      0.12      0.09       0.17
Net realized and
  unrealized gain (loss)
  on investments             (2.49)    (0.85)    (0.61)     2.70       1.58
                           ------------------------------------------------
Total from investment
  operations                 (2.49)    (0.84)    (0.49)     2.79       1.75
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income           --     (0.03)    (0.10)    (0.43)     (0.14)
Net realized gains              --        --     (2.24)    (2.21)     (1.66)
Return of capital               --     (0.01)       --        --         --
                           ------------------------------------------------
Total distributions             --     (0.04)    (2.34)    (2.64)     (1.80)
                           ------------------------------------------------
Entry/exit fee per share        --#       --#     0.01      0.01       0.01
                           ------------------------------------------------
Net asset value, end of
  year                     $  9.59   $ 12.08   $ 12.96   $ 15.78   $  15.62
                           ================================================
TOTAL RETURN (a)           (20.61%)   (6.51%)   (2.67%)   18.89%     11.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $174,477  $217,578  $242,806  $280,853  $312,587
Ratio of expenses to
  average net assets         1.22%     1.28%     0.79%     0.67%      0.72%
Ratio of net investment
  income to average net
  assets                        --#    0.07%     0.82%     0.68%      0.99%
Portfolio turnover          60.45%   103.40%    88.20%    73.59%     98.30%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
#    Rounds to less than 0.01% or $0.01 as applicable.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF BOND FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 10.15   $  9.98   $  9.60   $ 10.29   $  10.24
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.52      0.60      0.62      0.61       0.60
Net realized and
  unrealized gain (loss)
  on investments              0.27      0.18      0.40     (0.65)      0.13
                           ------------------------------------------------
Total from investment
  operations                  0.79      0.78      1.02     (0.04)      0.73
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.51)    (0.61)    (0.64)    (0.63)     (0.62)
Net realized gains           (0.01)       --        --     (0.02)     (0.06)
                           ------------------------------------------------
Total distributions          (0.52)    (0.61)    (0.64)    (0.65)     (0.68)
                           ------------------------------------------------
Net asset value, end of
  year                     $ 10.42   $ 10.15   $  9.98   $  9.60   $  10.29
                           ================================================
TOTAL RETURN (a)             7.94%     7.91%    11.01%    (0.45%)     7.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $147,569  $168,212  $200,811  $184,508  $197,652
Ratio of expenses to
  average net assets         0.62%     0.49%     0.50%     0.48%      0.46%
Ratio of net investment
  income to average net
  assets                     5.06%     5.88%     6.51%     6.01%      5.82%
Portfolio turnover         422.27%   483.07%   456.33%   474.10%    329.49%

--------------------------------------------------------------------------------

(a)  Total return assumes dividend reinvestment by the fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended      Ended
                           12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 10.02   $ 10.00   $  9.94   $  9.97   $   9.95
                           -------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.24      0.47      0.60      0.52       0.54
Net realized and
  unrealized gain (loss)
  on investments             (0.03)     0.04      0.06     (0.03)      0.01
                           -------------------------------------------------
Total from investment
  operations                  0.21      0.51      0.66      0.49       0.55
                           -------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.24)    (0.47)    (0.60)    (0.52)     (0.53)
Net realized gains              --     (0.02)       --        --         --
Return of capital            (0.02)    (0.00)#      --        --         --
                           -------------------------------------------------
Total distributions          (0.26)    (0.49)    (0.60)    (0.52)     (0.53)
                           -------------------------------------------------
Net asset value, end of
  year                     $  9.97   $ 10.02   $ 10.00   $  9.94   $   9.97
                           =================================================
TOTAL RETURN (a)             2.11%     5.29%     6.86%     4.93%      5.59%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $171,209  $93,882   $76,835   $89,756   $ 74,907
Ratio of expenses to
  average net assets         0.35%     0.35%     0.35%     0.35%      0.35%
Ratio of expenses to
  average net assets
  before expense waivers     0.38%     0.40%     0.43%     0.45%      0.53%
Ratio of net investment
  income to average net
  assets                     2.30%     4.75%     6.07%     5.14%      5.41%
Portfolio turnover          87.15%   145.69%   267.48%    38.80%    383.95%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002
1.  ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF US Equity Fund ("US Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "funds."

INVESTMENT OBJECTIVES

  ------------------------------------------------------------------------------------------------------
  FUND                                                INVESTMENT OBJECTIVES
  ------------------------------------------------------------------------------------------------------
  Multi-Asset                                         Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
                                                      inflation.

  International Equity                                Attain appreciation of principal that at least
                                                      offsets inflation.

  US Equity                                           Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
                                                      inflation.

  Bond                                                Attain a high rate of current income subject to
                                                      restrictions designed to ensure liquidity and
                                                      manage exposure to interest rate and credit risk
                                                      and to provide a hedge against deflation-induced
                                                      declines in common stock prices and dividend
                                                      streams.

  Short-Term                                          Attain a high rate of current income, subject to
                                                      restrictions designed to control interest rate
                                                      risk.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

VALUATION OF INVESTMENTS

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations and electronic data processing techniques or matrix pricing and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open future sales contracts). Forward foreign currency exchange contracts are valued at the estimated current cost of covering or offsetting the contracts. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds' calculation of the net asset value unless the funds' investment advisor believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in limited partnerships formed for the purpose of earning returns from alternative investment strategies. Investments in limited partnerships held by the funds are presented, under procedures established by TIP's board of directors, at fair values, which generally represent the respective fund's proportionate share of the net assets of the investee partnerships as reported by them. These values are not necessarily indicative of the value the funds would receive in a current sale. The fund's proportionate share of the change in values of the investee partnerships is recorded as change in unrealized appreciation (depreciation) on investments in its statement of operations.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002
the recorded fair value and the value that would be received in a sale could be significant. At December 31, 2002, the aggregate amount of securities fair valued, including the limited partnership referenced above, were as follows:

  ----------------------------------------------------------------------
  FUND                                        AMOUNT     % OF NET ASSETS
  ----------------------------------------------------------------------

  Multi-Asset                               $50,605,262         20.20%
  International Equity                        1,050,350          0.85%
  US Equity                                  21,600,243         12.38%

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

INCOME TAXES

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a fund's next fiscal year if so elected by the fund. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

EXPENSES

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

DIVIDENDS TO MEMBERS

It is the policy of all funds to declare dividends according to the following schedule:

  ---------------------------------------------------------------------------
                                            DIVIDENDS FROM NET  CAPITAL GAINS
  FUND                                      INVESTMENT INCOME   DISTRIBUTIONS
  ---------------------------------------------------------------------------
  Multi-Asset                                   Semi-annually     Annually
  International Equity                          Semi-annually     Annually
  US Equity                                         Quarterly     Annually
  Bond                                                Monthly     Annually
  Short-Term                                          Monthly     Annually

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

During the year ended December 31, 2002, the funds reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to realized foreign currency gains (loss), investments in passive foreign investment companies, and investments in investment partnerships. At
December 31, 2002, the components of distributable earnings on a tax basis detailed below differ from the amounts reflected in the Statement of

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002
Assets and Liabilities by temporary book/tax differences largely arising from wash sales, post October losses, partnership income, passive foreign investment companies, and financial futures transactions.

  -----------------------------------------------------------------------------------------
                                                        UNDISTRIBUTED
                                       UNDISTRIBUTED      LONG-TERM          UNREALIZED
                                         ORDINARY     GAIN/(CAPITAL LOSS    APPRECIATION/
                                          INCOME          CARRYOVER)      (DEPRECIATION)(D)
  -----------------------------------------------------------------------------------------
  Multi-Asset                           $ 2,608,423      $(14,555,878)(a)   $(10,632,428)
  International Equity                      548,318       (26,309,918)(b)    (15,354,380)
  US Equity                                      --       (16,292,879)(c)    (26,209,964)
  Bond                                      753,439            39,034          4,842,140
  Short-Term                                     --                --              5,379

-------------

(a) Represents capital loss carryovers of $1,175,699 and $13,380,179 which will expire December 31, 2009 and December 31, 2010, respectively.
(b) Represents capital loss carryovers of $14,144,587 and $12,165,331 which will expire December 31, 2009 and December 31, 2010, respectively.
(c) Represents capital loss carryovers of $7,127,239 and $9,165,640 which will expire December 31, 2009 and December 31, 2010, respectively.
(d) Includes unrealized appreciation (depreciation) on investments, short sales, derivatives, and foreign currency-denominated assets and liabilities, if any.

Foreign exchange losses and realized capital losses incurred after October 31, 2002, but before December 31, 2002, are deemed to arise on the first business day of the following year. Accordingly, the Multi-Asset, International Equity, US Equity, and Short-Term Funds incurred and elected to defer net realized capital losses of approximately $1,055,597, $1,097,894, $7,864,550, and
$173,924, respectively.

The amount and character of tax distributions paid during the year ended December 31, 2002, are detailed below. Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes.

  -------------------------------------------------------------------------------------
                                                         LONG-TERM
                                       ORDINARY INCOME  CAPITAL GAIN  RETURN OF CAPITAL
  -------------------------------------------------------------------------------------
  Multi-Asset                            $4,848,006       $    --         $     --
  International Equity                      771,706            --               --
  Bond                                    7,820,168        71,680               --
  Short-Term                              3,531,959        79,733          254,639

FOREIGN CURRENCY TRANSLATION

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

FORWARD CURRENCY CONTRACTS

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002
and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund's outstanding forward currency contracts at December 31, 2002.

FINANCIAL FUTURES CONTRACTS

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Appendix C of the Notes to Financial Statements details each fund's open futures contracts at December 31, 2002.

SHORT SELLING

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

OPTIONS

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002

Appendix D of the Notes to Financial Statements details each fund's written option contract activity and open written option contracts at December 31, 2002.

NET ASSET VALUE

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.  INVESTMENT ADVISORY AGREEMENT AND MONEY MANAGER AGREEMENTS

TIP's board of directors has approved investment advisory agreements with Foundation Advisers, Inc. ("FAI"). Each fund pays FAI a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

  -----------------------------------------------------------------------------------
                             MULTI-  INTERNATIONAL      US                   SHORT-
  ASSETS                     ASSET      EQUITY        EQUITY      BOND        TERM
  -----------------------------------------------------------------------------------
  On the first $500 million  0.20%         0.15%       0.15%      0.10%       0.03%
  On the next $500 million   0.18%         0.13%       0.13%      0.08%       0.03%
  On the next $500 million   0.15%         0.11%       0.11%      0.06%       0.02%
  On the next $500 million   0.13%         0.09%       0.09%      0.05%       0.02%
  On the next $500 million   0.11%         0.07%       0.07%      0.04%       0.01%
  On the remainder (> $2.5
    billion)                 0.09%         0.05%       0.05%      0.03%       0.01%

TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the year ended December 31, 2002. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager's investment performance.

During the year ended December 31, 2002, the Short-Term Fund received fee waivers of $40,067 from the fund's investment advisor. These fee waivers, which are voluntary, are designed to cap the total annual operating expenses of the fund at 0.35%.

With respect to funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to FAI and money managers.

Pursuant to an Administration Agreement, Investors Capital Services, Inc. ("Investors Capital," a wholly owned subsidiary of Investors Financial Services Co.), two employees of which serve as officers of TIP, earns a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more funds of TIP below certain levels specified for each fund. For the year ended December 31, 2002, the amount accrued of this incentive fee was $44,485. Investors Bank & Trust Company ("IBT"), which is a wholly owned subsidiary of Investors Financial Services Co., serves as the funds' custodian and accounting and transfer agent. Fees paid for services rendered by IBT are based upon assets of the funds and on transactions entered into by the funds during the period. Fees for such services paid to IBT by the funds are reflected as custodian and accounting fees and shareholder recordkeeping fees in the Statement of Operations.

4.  INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the year ended
December 31, 2002, were as follows:

                          NON-US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $179,212,391  $ 90,483,397
  International Equity                        63,128,925    59,137,094
  US Equity                                  111,242,593   112,624,552
  Bond                                        77,766,252    98,270,215
  Short-Term                                 131,453,408    90,257,295

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002

                            US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $137,383,857  $174,233,995
  Bond                                       596,488,514   606,351,157
  Short-Term                                  58,967,838     6,854,846

For federal income tax purposes, the cost of securities owned, the aggregate gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) on securities owned and securities sold short at December 31, 2002, for each fund are as follows:

  ----------------------------------------------------------------------------------------
                                                              NET UNREALIZED
                                     GROSS         GROSS      APPRECIATION/
  FUND                            APPRECIATION  DEPRECIATION  (DEPRECIATION)      COST
  ----------------------------------------------------------------------------------------
  Multi-Asset                     $ 5,903,392   $(16,562,590)  $(10,659,198)  $268,344,418
  International Equity             10,299,376   (25,676,388)    (15,377,012)   139,774,729
  US Equity                        12,566,885   (38,776,850)    (26,209,965)   195,626,761
  Bond                              5,273,462      (443,822)      4,842,140    160,762,707
  Short-Term                          389,880      (384,501)          5,379    170,150,188

5.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The funds did not enter into any reverse repurchase agreements during the year ended December 31, 2002.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.  CAPITAL SHARE TRANSACTIONS

As of December 31, 2002, each fund had 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the US Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset Fund assesses entry and exit fees of 0.50%; and the International Equity Fund assesses entry and exit fees of 0.75%. These fees, which are paid to the funds directly, not to FAI or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix E of the Notes to Financial Statements.

7.  DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset and Bond Funds enter into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the funds may dispose of a commitment prior to settlement if the funds' money managers deem it appropriate to do so.

The Multi-Asset and Bond Funds enter into TBA sale commitments to hedge their portfolios or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

8.  CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase agreements, forward contracts, futures and options, and interest rate and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset and US Equity Funds invest in limited partnerships that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset, Bond, and Short-Term Funds invest in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although these funds generally maintain diversified portfolios, the ability of the issuers of the respective funds' portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset and International Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds' investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

9.  PRINCIPAL MEMBERS

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members as of December 31, 2002.

  ----------------------------------------------------------------
  FUND                                      NUMBER  % OF FUND HELD
  ----------------------------------------------------------------
  Multi-Asset                                   2            26
  International Equity                          1            45
  US Equity                                     1            13
  Bond                                          1            14
  Short-Term                                    2            46

From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

10.  RESTRICTED SECURITIES

Restricted securities that were held by the funds at December 31, 2002, were valued in accordance with the VALUATION OF INVESTMENTS as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

Appendix F of the Notes to Financial Statements details each fund's restricted securities at December 31, 2002.

11.  SUBSEQUENT EVENT

Upon approval by the board of directors, the Bond Fund will terminate operations, and the assets will be liquidated and distributed to shareholders.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002

                                   APPENDIX A

                 MONEY MANAGER FEE AS PERCENT OF ASSETS MANAGED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       EFFECTIVE
                                     MINIMUM  MAXIMUM  FEE RATE

TIFF MULTI-ASSET FUND

Aronson+Johnson+Ortiz, LP              0.10     0.80      0.75
Delaware International Advisers
  Ltd. (a)                             0.30     0.50      0.50
Harding, Loevner Management, LP        0.10     1.50      0.40
Oechsle International Advisors, LLC    0.20     0.60      0.20
Seix Investment Advisors, Inc.         0.10     0.80      0.10
Wellington Management Company, LLP
  (a)                                  0.35     0.45      0.45

TIFF INTERNATIONAL EQUITY FUND

Delaware International Advisers
  Ltd. (a)                             0.30     0.50      0.50
Harding, Loevner Management, LP        0.10     1.50      0.53
Marathon Asset Management, Ltd.        0.15     1.60      1.58
Oechsle International Advisors, LLC    0.20     1.00      0.21

TIFF US EQUITY FUND

Aronson+Johnson+Ortiz, LP              0.10     0.80      0.73
Martingale Asset Management, LP
  (a)(b)                               0.05     0.10      0.09
Palo Alto Investors                    0.10     2.00      0.58
Shapiro Capital Management
  Company, Inc.                        0.50     0.95      0.85
Sit Investment Associates, Inc. (a)    0.40     0.65      0.60
Westport Asset Management, Inc.        0.15     2.00      2.00

TIFF BOND FUND

Atlantic Asset Management, LLC         0.10     0.60      0.11
Seix Investment Advisors, Inc.         0.10     0.80      0.10
Smith Breeden Associates, Inc.         0.10     0.85      0.45

TIFF SHORT-TERM FUND

Fischer Francis Trees &
  Watts, Inc. (a)                      0.15     0.20      0.18

-------------

(a)  Money manager receives a fee that does not include a performance component.
(b)  Money manager receives a fee based on assets of the entire fund.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002

                                   APPENDIX B

            OPEN FORWARD CURRENCY CONTRACTS AS OF DECEMBER 31, 2002

                                                US DOLLAR          FOREIGN CURRENCY    UNREALIZED APPRECIATION/
CONTRACTS           DESCRIPTION            RECEIVABLE/(PAYABLE)  RECEIVABLE/(PAYABLE)       (DEPRECIATION)

           MULTI-ASSET FUND

           BUY CONTRACTS -- FORWARDS
4,115,630  Euro 3/19/03                        $(4,200,000)          $ 4,305,429             $   105,429

           SELL CONTRACTS -- FORWARDS
4,115,630  Euro 3/19/03                          4,297,129            (4,318,941)                (21,812)
                                                                                             -----------
                                                                                             $    83,617
                                                                                             ===========

           INTERNATIONAL EQUITY FUND

           BUY CONTRACTS -- FORWARDS
2,552,389  Euro 3/19/03                         (2,628,499)            2,670,097             $    41,598
                                                                                             -----------
                                                                                             $    41,598
                                                                                             ===========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002

                                   APPENDIX C

                 OPEN FUTURES CONTRACTS AS OF DECEMBER 31, 2002

                                                                               UNREALIZED
NUMBER OF                                      COST/          VALUE AT       APPRECIATION/
CONTRACTS                TYPE               (PROCEEDS)   DECEMBER 31, 2002   (DEPRECIATION)

            MULTI-ASSET FUND

            LONG FUTURES CONTRACTS
     14     March 2003 Japanese Yen         $ 1,454,950     $ 1,478,225        $  23,275
    156     March 2003 Nikkei 300 Index       2,101,403       2,121,712           20,309
                                                                               ---------
                                                                               $  43,584
                                                                               =========

            INTERNATIONAL EQUITY FUND

            LONG FUTURES CONTRACTS
     25     March 2003 British Pound          2,475,212       2,503,437        $  28,225
     23     March 2003 Japanese Yen           2,392,738       2,428,513           35,775
    223     March 2003 Pan-Euro               3,328,190       3,344,197           16,007
    178     March 2003 Nikkei 300 Index       2,426,079       2,428,367            2,288
            March 2003 Swiss Franc
     30     Currency                          2,604,000       2,718,375          114,375
                                                                               ---------
                                                                               $ 196,670
                                                                               =========

            US EQUITY FUND

            LONG FUTURES CONTRACTS
     69     March 2003 S&P 500 Index         15,487,262      15,161,025        $(326,237)
                                                                               =========

            BOND FUND

            LONG FUTURES CONTRACTS
      1     March 2008 Eurodollar               232,975         236,912        $   3,937
      1     June 2008 Eurodollar                232,900         236,600            3,700
      1     September 2007 Eurodollar           233,100         237,575            4,475
      1     December 2007 Eurodollar            232,875         237,238            4,363
            March 2003 2-year US Treasury
     75     Notes                            16,005,907      16,139,063          133,156
      2     March 2003 US Long Bond             218,258         225,375            7,117
                                                                               ---------
                                                                                 156,748
                                                                               ---------

            SHORT FUTURES CONTRACTS
     10     March 2003 Eurodollar            (2,448,500)     (2,467,000)         (18,500)
      6     March 2004 Eurodollar            (1,438,400)     (1,468,275)         (29,875)
      6     March 2005 Eurodollar            (1,425,800)     (1,449,525)         (23,725)
      6     March 2006 Eurodollar            (1,418,037)     (1,438,200)         (20,163)
      6     June 2003 Eurodollar             (1,460,125)     (1,479,525)         (19,400)
      6     June 2004 Eurodollar             (1,435,262)     (1,462,575)         (27,313)
      6     June 2005 Eurodollar             (1,423,362)     (1,446,150)         (22,788)
      6     June 2006 Eurodollar             (1,416,375)     (1,435,800)         (19,425)
      2     June 2007 Eurodollar               (471,175)       (475,725)          (4,550)
      6     September 2003 Eurodollar        (1,451,025)     (1,477,125)         (26,100)
      7     September 2004 Eurodollar        (1,666,400)     (1,700,650)         (34,250)
      6     September 2005 Eurodollar        (1,421,350)     (1,443,225)         (21,875)
      4     September 2006 Eurodollar          (947,862)       (955,750)          (7,888)
      6     December 2003 Eurodollar         (1,444,700)     (1,473,375)         (28,675)
      6     December 2004 Eurodollar         (1,427,913)     (1,453,200)         (25,287)
      6     December 2005 Eurodollar         (1,419,038)     (1,440,450)         (21,412)
      5     December 2006 Eurodollar         (1,174,563)     (1,192,750)         (18,187)
            March 2003 10-year US Treasury
     41     Notes                            (4,622,368)     (4,716,922)         (94,554)
     30     March 2003 US Long Bond          (3,289,453)     (3,380,625)         (91,172)
                                                                               ---------
                                                                                (555,139)
                                                                               ---------
                                                                               $(398,391)
                                                                               =========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002

                                   APPENDIX D

         WRITTEN OPTION CONTRACTS FOR THE YEAR ENDED DECEMBER 31, 2002

                                          NUMBER OF
BOND FUND                                 CONTRACTS  PREMIUMS

Outstanding at beginning of period              23   $  9,126
Options Exercised                              (23)    (9,126)
                                           -------   --------
Outstanding at end of period                    --   $     --
                                           =======   ========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002

                                   APPENDIX E

                           CAPITAL SHARE TRANSACTIONS

                          YEAR ENDED DECEMBER 31, 2002    YEAR ENDED DECEMBER 31, 2001
                             SHARES          AMOUNT         SHARES          AMOUNT

MULTI-ASSET FUND
             Shares Sold     6,365,804    $ 70,485,136     1,321,764     $ 15,566,993
       Shares Reinvested       356,129       3,636,148       177,403        2,022,733
          Entry/Exit Fee            --         419,543            --          144,935
                           -----------    ------------    ----------     ------------
                Subtotal     6,721,933      74,540,827     1,499,167       17,734,661
         Shares Redeemed    (1,085,775)    (12,358,483)   (1,170,150)     (13,663,899)
                           -----------    ------------    ----------     ------------
  Net Increase (Decrease)    5,636,158    $ 62,182,344       329,017     $  4,070,762
                           -----------    ------------    ----------     ------------

INTERNATIONAL EQUITY FUND
             Shares Sold       194,671    $  1,710,347       723,422     $  6,992,908
       Shares Reinvested        80,545         667,719       306,272        2,725,006
          Entry/Exit Fee            --          49,299            --          153,753
                           -----------    ------------    ----------     ------------
                Subtotal       275,216       2,427,365     1,029,694        9,871,667
         Shares Redeemed      (576,296)     (4,850,189)   (1,464,571)     (15,172,779)
                           -----------    ------------    ----------     ------------
  Net Increase (Decrease)     (301,080)   $ (2,422,824)     (434,877)    $ (5,301,112)
                           -----------    ------------    ----------     ------------

US EQUITY FUND
             Shares Sold     1,343,297    $ 13,706,735       745,549     $  8,938,727
       Shares Reinvested            --              --        30,588          354,032
          Entry/Exit Fee            --          66,248            --           69,000
                           -----------    ------------    ----------     ------------
                Subtotal     1,343,297      13,772,983       776,137        9,361,759
         Shares Redeemed    (1,160,586)    (12,758,523)   (1,505,550)     (18,747,572)
                           -----------    ------------    ----------     ------------
  Net Increase (Decrease)      182,711    $  1,014,460      (729,413)    $ (9,385,813)
                           -----------    ------------    ----------     ------------

BOND FUND
             Shares Sold       663,166    $  6,811,576     3,352,060     $ 34,119,149
       Shares Reinvested       573,980       5,877,047       816,978        8,318,337
                           -----------    ------------    ----------     ------------
                Subtotal     1,237,146      12,688,623     4,169,038       42,437,486
         Shares Redeemed    (3,635,640)    (37,264,133)   (7,720,589)     (78,218,559)
                           -----------    ------------    ----------     ------------
  Net Increase (Decrease)   (2,398,494)   $(24,575,510)   (3,551,551)    $(35,781,073)
                           -----------    ------------    ----------     ------------

SHORT-TERM FUND
             Shares Sold    21,875,275    $218,691,101    11,121,577     $111,132,828
       Shares Reinvested       364,665       3,641,307       454,142        4,557,571
                           -----------    ------------    ----------     ------------
                Subtotal    22,239,940     222,332,408    11,575,719      115,690,399
         Shares Redeemed   (14,433,393)   (144,348,200)   (9,888,838)     (98,839,840)
                           -----------    ------------    ----------     ------------
  Net Increase (Decrease)    7,806,547    $ 77,984,208     1,686,881     $ 16,850,559
                           -----------    ------------    ----------     ------------

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2002

                                   APPENDIX F

                 RESTRICTED SECURITIES AS OF DECEMBER 31, 2002

The following restricted securities were held by the funds as of December 31, 2002, and were valued in accordance with the VALUATION OF INVESTMENTS as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

                                                 INVESTMENT               DATE OF ACQUISITION       COST

MULTI-ASSET FUND                     Canyon Value Realization Fund, LP         06/01/96          $10,797,935
                                     Farallon Capital Institutional
                                     Partners, LP                              04/01/95            7,746,138
                                     Lone Redwood, LP                          12/31/97            3,042,746
                                     Maverick Fund USA, Ltd.                   12/31/02            3,000,000
                                     OZ Domestic Partners, LP                  12/31/01            5,000,000

US EQUITY FUND                       Adage Capital Partners, LP                12/31/01           27,500,000
                                     Gotham Partners, LP                       12/31/96              973,105

At December 31, 2002, the aggregate market value of restricted securities was:
Multi-Asset Fund -- $49,757,287 (19.9% of net assets); US Equity Fund -- $21,583,093 (12.4% of net assets).

--------------------------------------------------------------------------------

  REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of TIFF Investment Program, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TIFF Multi-Asset Fund, TIFF International Equity Fund, TIFF US Equity Fund, TIFF Bond Fund, and TIFF Short-Term Fund (constituting the TIFF Investment Program, Inc., hereafter referred to as the "funds"), at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 11, the TIFF Bond Fund will be liquidated upon approval by the board of directors.

PricewaterhouseCoopers LLP
Boston, Massachusetts

February 19, 2003

--------------------------------------------------------------------------------

  DIRECTORS AND PRINCIPAL OFFICERS

  ------------------------------------------------------------------------------------------------------------------
  NAME (AGE)                      POSITION      LENGTH OF           PRINCIPAL OCCUPATION            OTHER
  ADDRESS                         WITH FUND     SERVICE (A)         FOR LAST FIVE YEARS             DIRECTORSHIPS
  ------------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
  Harry N. Hoffman III (47)       Director      1 year              chief investment                none
  Chief Investment Officer                                          officer
  Mayo Foundation
  200 First Street SW
  Rochester, MN 55905
  Sheryl L. Johns (46)            Director      6 years             chief financial officer         none
  VP, Treasurer, and CFO
  Houston Endowment Inc.
  600 Travis, Suite 6400
  Houston, TX 77002
  William H. McLean (47)          Director      2 years             chief investment                none
  VP and Chief Investment                                           officer
  Officer
  Northwestern University
  Investment Office --
  Room 1-209
  633 Clark Street
  Evanston, IL 60208
  Fred B. Renwick (72)            Chair         10 years            finance professor               Deutsche Asset
  Professor Emeritus                                                                                Management
  Leonard M. Stern School of
  Business
  New York University
  44 West 4th Street,
  Suite 9-190
  New York, NY 10012
  PRINCIPAL OFFICERS AND
  INTERESTED DIRECTORS
  David A. Salem (46)(b)          Director      9 years             chief executive officer         none
  TIFF
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Esther Cash (45)                President     9 years             investment operations           none
  TIFF
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Cynthia J. Surprise (55)        Secretary     3 years             legal counsel                   none
  Investors Bank & Trust Company
  200 Clarendon Street
  Boston, MA 02116
  William E. Vastardis (47)       Treasurer &   9 years             fund administrator              none
  Investors Capital               CFO
  Services, Inc.
  33 Maiden Lane, 4th Floor
  New York, NY 10038

-------------

(a) Each director serves until the date that director resigns, retires, or is removed by the board of directors or shareholders in accordance with the Articles of Incorporation.
(b) Mr. Salem is deemed to be an "interested director" because he serves as president of Foundation Advisers, Inc., the mutual funds' advisor.

--------------------------------------------------------------------------------

                            TIFF INVESTMENT PROGRAM

ADVISOR
Foundation Advisers, Inc.
590 Peter Jefferson Parkway, Suite 250
Charlottesville, VA 22911
PHONE    (434) 817-8200
FAX      (434) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND ADMINISTRATOR
Investors Capital Services, Inc.
33 Maiden Lane, 4th Floor
New York, NY 10038

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
Dechert
1500 K Street, N.W.
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

MONEY MANAGERS

TIFF MULTI-ASSET FUND
Aronson+Johnson+Ortiz, LP
Canyon Capital Management, LP
Delaware International Advisers Ltd.
Farallon Capital Management, LLC
Harding, Loevner Management, LP
Lone Pine Capital LLC
Maverick Capital, Ltd.
Och-Ziff Capital Management Group
Oechsle International Advisors, LLC
Seix Investment Advisors, Inc.
Wellington Management Company, LLP

TIFF INTERNATIONAL EQUITY FUND
Delaware International Advisers Ltd.
Harding, Loevner Management, LP
Marathon Asset Management, Ltd.
Oechsle International Advisors, LLC

TIFF US EQUITY FUND
Adage Capital Management, LP
Aronson+Johnson+Ortiz, LP
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management Company, Inc.
Sit Investment Associates, Inc.
Westport Asset Management, Inc.

TIFF BOND FUND
Atlantic Asset Management, LLC
Seix Investment Advisors, Inc.
Smith Breeden Associates, Inc.

TIFF SHORT-TERM FUND
Fischer Francis Trees & Watts, Inc.